UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016.

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 46.4%

VALIC Co. I Blue Chip Growth Fund	1,125,033	$17,415,511
VALIC Co. I Dividend Value Fund	1,165,755	13,452,817
VALIC Co. I Mid Cap Index Fund	1,014,686	25,235,247
VALIC Co. I Mid Cap Strategic Growth Fund	517,105	6,505,179
VALIC Co. I Nasdaq-100 Index Fund	1,386,741	13,756,468
VALIC Co. I Science & Technology Fund	414,808	8,835,412
VALIC Co. I Small Cap Index Fund	1,534,625	27,500,481
VALIC Co. I Small Cap Special Values Fund	949,622	11,120,077
VALIC Co. I Stock Index Fund	580,775	19,246,900
VALIC Co. I Value Fund	219,625	3,278,995
VALIC Co. II Capital Appreciation Fund	1,052,411	16,417,607
VALIC Co. II Large Cap Value Fund	534,897	9,505,118
VALIC Co. II Mid Cap Growth Fund	952,053	7,740,189
VALIC Co. II Mid Cap Value Fund	1,620,949	31,803,010
VALIC Co. II Small Cap Growth Fund	783,683	10,007,632
VALIC Co. II Small Cap Value Fund	1,557,958	19,801,651

Total Domestic Equity Investment Companies
(cost $233,960,167)		241,622,294

Domestic Fixed Income Investment Companies - 20.9%

VALIC Co. I Capital Conservation Fund	850,362	8,461,106
VALIC Co. I Government Securities Fund	883,945	9,590,798
VALIC Co. I Inflation Protected Fund	294,976	3,176,895
VALIC Co. II Core Bond Fund	2,899,185	31,920,023
VALIC Co. II High Yield Bond Fund	4,527,831	32,600,381
VALIC Co. II Strategic Bond Fund	2,094,106	22,700,106

Total Domestic Fixed Income Investment Companies
(cost $112,050,390)		108,449,309

International Equity Investment Companies - 24.2%

VALIC Co. I Foreign Value Fund	2,859,542	25,106,777
VALIC Co. I International Equities Index Fund	9,039,587	56,226,229
VALIC Co. I International Growth Fund	2,301,376	26,765,004
VALIC Co. II International Opportunities Fund	1,127,731	17,727,939

Total International Equity Investment Companies
(cost $138,485,884)		125,825,949

Real Estate Investment Companies - 8.5%

VALIC Co. I Global Real Estate Fund
(cost $45,567,876)	5,540,478	44,434,634

TOTAL INVESTMENTS
(cost $530,064,317)(2)	100.0%	520,332,186
Liabilities in excess of other assets	(0.0)	(60,093)

NET ASSETS	100.0%	$520,272,093

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$520,332,186	$—	$—	$520,332,186

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Advertising Agencies - 1.4%

Interpublic Group of Cos., Inc.	48,721	$1,164,432

Aerospace/Defense - 1.6%

Raytheon Co.	10,447	1,354,662

Aerospace/Defense-Equipment - 1.2%

United Technologies Corp.	10,206	1,026,519

Apparel Manufacturers - 1.2%

Hanesbrands, Inc.	36,838	997,205

Applications Software - 4.7%

Citrix Systems, Inc.†	14,186	1,204,675
Intuit, Inc.	11,131	1,187,232
Salesforce.com, Inc.†	18,822	1,575,590

		3,967,497

Auto-Cars/Light Trucks - 0.9%

Tesla Motors, Inc.†#	3,280	732,194

Auto/Truck Parts & Equipment-Original - 1.1%

Delphi Automotive PLC	14,113	959,119

Beverages-Non-alcoholic - 2.7%

Coca-Cola Co.	51,008	2,274,957

Brewery - 1.6%

Molson Coors Brewing Co., Class B	13,633	1,352,121

Building Products-Cement - 1.0%

Vulcan Materials Co.	7,212	842,001

Cable/Satellite TV - 2.9%

Charter Communications, Inc.†#	4,458	975,970
Comcast Corp., Class A	23,135	1,464,446

		2,440,416

Chemicals-Diversified - 1.3%

Dow Chemical Co.	21,231	1,090,424

Coatings/Paint - 1.2%

Sherwin-Williams Co.	3,588	1,044,431

Computer Services - 1.2%

Cognizant Technology Solutions Corp., Class A†	15,920	978,125

Cosmetics & Toiletries - 1.7%

Estee Lauder Cos., Inc., Class A	15,274	1,401,848

Dental Supplies & Equipment - 1.2%

DENTSPLY SIRONA, Inc.	15,827	983,806

Diagnostic Equipment - 1.8%

Danaher Corp.	15,421	1,516,810

E-Commerce/Products - 3.9%

Amazon.com, Inc.†	4,596	3,321,943

E-Commerce/Services - 1.6%

Priceline Group, Inc.†	1,047	1,323,754

Electronic Components-Semiconductors - 4.3%

Broadcom, Ltd.	8,919	1,376,737
Skyworks Solutions, Inc.	9,336	623,271
Texas Instruments, Inc.	27,470	1,664,682

		3,664,690

Enterprise Software/Service - 3.3%

Oracle Corp.	47,554	1,911,671
Workday, Inc., Class A†	10,981	832,799

		2,744,470

Finance-Consumer Loans - 1.2%

Synchrony Financial†	33,402	1,042,142

Finance-Credit Card - 3.0%

Visa, Inc., Class A	32,466	2,562,866

Finance-Other Services - 1.7%

Intercontinental Exchange, Inc.	5,263	1,426,905

Food-Misc./Diversified - 3.6%

ConAgra Foods, Inc.	34,127	1,559,604
Mondelez International, Inc., Class A	32,973	1,466,969

		3,026,573

Instruments-Controls - 2.6%

Honeywell International, Inc.	18,990	2,161,632

Insurance-Property/Casualty - 1.2%

Progressive Corp.	30,637	1,020,212

Internet Application Software - 1.0%

Splunk, Inc.†	14,258	819,122

Internet Content-Entertainment - 4.2%

Facebook, Inc., Class A†	29,708	3,529,607

Investment Management/Advisor Services - 2.6%

BlackRock, Inc.	3,472	1,263,287
Federated Investors, Inc., Class B	27,888	901,340

		2,164,627

Medical Instruments - 3.2%

Boston Scientific Corp.†	64,302	1,460,298
Medtronic PLC	15,048	1,211,063

		2,671,361

Medical-Biomedical/Gene - 2.4%

BioMarin Pharmaceutical, Inc.†	10,044	900,445
Vertex Pharmaceuticals, Inc.†	11,990	1,116,868

		2,017,313

Medical-Drugs - 5.4%

AbbVie, Inc.	29,800	1,875,314
Bristol-Myers Squibb Co.	21,618	1,550,011
Eli Lilly & Co.	15,447	1,158,988

		4,584,313

Medical-HMO - 3.1%

Centene Corp.†	16,431	1,024,473
UnitedHealth Group, Inc.	11,569	1,546,428

		2,570,901

Medical-Wholesale Drug Distribution - 1.1%

Cardinal Health, Inc.	11,952	943,610

Networking Products - 1.4%

Cisco Systems, Inc.	41,691	1,211,124

Oil Companies-Exploration & Production - 0.7%

Pioneer Natural Resources Co.	3,880	622,042

Oil-Field Services - 1.1%

Schlumberger, Ltd.	11,631	887,445

Retail-Building Products - 2.7%

Home Depot, Inc.	16,931	2,236,924

Retail-Jewelry - 0.9%

Tiffany & Co.	12,667	784,847

Retail-Major Department Stores - 1.4%

TJX Cos., Inc.	15,928	1,212,439

Retail-Perfume & Cosmetics - 1.4%

Ulta Salon Cosmetics & Fragrance, Inc.†	5,191	1,209,555

Retail-Restaurants - 2.2%

McDonald’s Corp.	15,111	1,844,449

Television - 1.4%

CBS Corp., Class B	20,925	1,155,060

Transport-Rail - 2.2%

Union Pacific Corp.	22,182	1,867,503

Web Portals/ISP - 5.7%

Alphabet, Inc., Class A†	2,842	2,128,232
Alphabet, Inc., Class C†	3,692	2,716,278

		4,844,510

Total Long-Term Investment Securities
(cost $68,908,843)		83,598,506

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Prime Portfolio 0.53%(1)(2)	747,020	747,020

Time Deposits - 0.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2016	635,000	635,000

Total Short-Term Investment Securities
(cost $1,382,020)		1,382,020

TOTAL INVESTMENTS
(cost $70,290,863)(3)	100.9%	84,980,526
Liabilities in excess of other assets	(0.9)	(736,248)

NET ASSETS	100.0%	$84,244,278

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At May 31, 2016, the Fund had loaned securities with a total value of $779,923. This was secured by collateral of $747,020, which was received in cash and subsequently invested in short-term investments currently valued at $747,020 as reported in the Portfolio of Investments. Additional collateral of $50,437 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2016
United States Treasury Notes/Bonds	0.13% to 3.63%	06/15/2016 to 05/15/2045	$50,437

(2)	The rate shown is the 7-day yield as of May 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$83,598,506	$—	$—	$83,598,506
Short-Term Investment Securities:
Registered Investment Companies	747,020	—	—	747,020
Time Deposits	—	635,000	—	635,000

Total Investments at Value	$84,345,526	$635,000	$—	$84,980,526

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments.

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 12.0%

VALIC Co. I Blue Chip Growth Fund	150,838	$2,334,973
VALIC Co. I Dividend Value Fund	71,170	821,301
VALIC Co. I Mid Cap Index Fund	318	7,914
VALIC Co. I Mid Cap Strategic Growth Fund	78,414	986,453
VALIC Co. I Nasdaq-100 Index Fund	80,042	794,015
VALIC Co. I Science & Technology Fund	60,820	1,295,459
VALIC Co. I Small Cap Index Fund	283,716	5,084,196
VALIC Co. I Small Cap Special Values Fund	332,264	3,890,817
VALIC Co. I Value Fund	55,046	821,836
VALIC Co. II Capital Appreciation Fund	222,675	3,473,727
VALIC Co. II Large Cap Value Fund	184,803	3,283,953
VALIC Co. II Mid Cap Growth Fund	117,979	959,171
VALIC Co. II Mid Cap Value Fund	380,404	7,463,522
VALIC Co. II Small Cap Growth Fund	57,262	731,231
VALIC Co. II Small Cap Value Fund	520,695	6,618,033

Total Domestic Equity Investment Companies
(cost $37,814,110)		38,566,601

Domestic Fixed Income Investment Companies - 63.6%

VALIC Co. I Capital Conservation Fund	1,481,437	14,740,299
VALIC Co. I Government Securities Fund	1,139,016	12,358,326
VALIC Co. I Inflation Protected Fund	903,825	9,734,199
VALIC Co. II Core Bond Fund	6,020,884	66,289,929
VALIC Co. II High Yield Bond Fund	5,605,739	40,361,318
VALIC Co. II Strategic Bond Fund	5,648,355	61,228,167

Total Domestic Fixed Income Investment Companies
(cost $211,561,158)		204,712,238

International Equity Investment Companies - 18.9%

VALIC Co. I Foreign Value Fund	1,342,890	11,790,577
VALIC Co. I International Equities Index Fund	4,272,832	26,577,018
VALIC Co. I International Growth Fund	1,297,422	15,089,015
VALIC Co. II International Opportunities Fund	475,575	7,476,034

Total International Equity Investment Companies
(cost $68,253,347)		60,932,644

International Fixed Income Investment Companies - 0.0%

VALIC Co. I International Government Bond Fund
(cost $4,683)	415	4,744

Real Estate Investment Companies - 5.5%

VALIC Co. I Global Real Estate Fund
(cost $18,750,619)	2,226,422	17,855,907

TOTAL INVESTMENTS
(cost $336,383,917)(2)	100.0%	322,072,134
Other assets less liabilities	0.0	1,900

NET ASSETS	100.0%	$322,074,034

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$322,072,134	$—	$—	$322,072,134

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 2.7%
Diversified Financial Services - 2.7%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$422,000	$424,138
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	525,000	530,124
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.01% due 10/25/2034	973,060	912,135
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	1,217,000	1,220,528
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	2,800,000	2,835,083
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.80% due 04/15/2021	446,000	445,990
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,509,490
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,460,000	1,500,864
COMM Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2055(1)	145,390	151,578
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	1,778,000	1,831,490
Commercial Mtg. Trust VRS Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	1,786,000	1,895,924
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)	754,000	795,004
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	6,000	6,208
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	14,986	14,991
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(1)	86,800	89,832
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,500,000	1,633,184
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*	1,179,000	1,177,756
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,556,000	1,586,338
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.61% due 11/25/2036	1,391,833	1,231,961
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	1,001,000	1,009,163
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)	162,750	167,038
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	62,792
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,265,552
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	512,000	511,992
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	937,093	949,811
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,034,561
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	1,884,386	1,876,690
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	620,000	622,158
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	350,000	354,366
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	277,000	276,989
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	524,000	524,969
Taco Bell Funding LLC Series 2016-1A, Class A2II 4.38% due 05/25/2046*	524,000	524,734
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.75% due 11/25/2034(2)	345,255	344,414

Total Asset Backed Securities
(cost $31,150,361)		31,317,847

U.S. CORPORATE BONDS & NOTES - 29.0%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	611,000	643,844
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	942,000	966,626

		1,610,470

Aerospace/Defense - 0.4%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	1,143,000	1,177,186
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	532,000	552,155
Boeing Co. Senior Notes 0.95% due 05/15/2018	1,547,000	1,543,310
Boeing Co. Senior Notes 2.20% due 10/30/2022	857,000	862,781

		4,135,432

Aerospace/Defense-Equipment - 0.4%

Harris Corp. Senior Notes 4.85% due 04/27/2035	1,054,000	1,131,277
Harris Corp. Senior Notes 5.05% due 04/27/2045	1,000,000	1,101,035
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	609,000	618,897
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	710,000	743,725
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	166,000	167,489
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	470,000	430,050

		4,192,473

Airlines - 0.1%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	693,000	715,523
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(3)	45,115	45,277
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024	874,871	879,245

		1,640,045

Appliances - 0.1%

Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	634,000	642,936

Applications Software - 0.1%

Microsoft Corp. Senior Notes 1.30% due 11/03/2018	936,000	938,925

Auto-Cars/Light Trucks - 1.1%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	1,451,000	1,453,536
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	1,015,000	1,014,228
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,461,000	1,459,949
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,839,000	1,861,509
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	587,000	589,740
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	698,970
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	1,314,000	1,310,019
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	1,309,000	1,301,344
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	2,238,000	2,259,718
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	738,000	748,462

		12,697,475

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	334,695
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	324,000	326,008
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,620,000	1,649,610

		2,310,313

Banks-Commercial - 1.1%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	2,256,000	2,272,855
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	512,873

Fifth Third Bank Senior Notes 2.30% due 03/15/2019	450,000	455,270
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	1,423,000	1,456,734
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	2,712,000	2,720,738
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	976,372
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,098,000	1,108,715
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,907,000	2,429,938
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	825,000	821,914

		12,755,409

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,618,160

Banks-Super Regional - 0.3%

SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	253,000	257,219
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	1,033,000	1,089,948
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	1,775,000	1,881,869
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	194,000	209,053

		3,438,089

Batteries/Battery Systems - 0.1%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	605,000	601,219

Brewery - 0.7%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	753,000	756,728
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	1,408,000	1,433,014
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	617,000	634,462
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	2,204,000	2,385,945
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	447,000	498,997
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	2,222,000	2,227,446

		7,936,592

Broadcast Services/Program - 0.0%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	559,000	545,025

Building & Construction Products-Misc. - 0.1%

Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	158,000	163,925
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	610,000	648,125

		812,050

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	604,500

Building Products-Doors & Windows - 0.0%

Griffon Corp. Company Guar. Notes 5.25% due 03/01/2022	442,000	436,475

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,386,100

Building-Residential/Commercial - 0.1%

Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021#	339,000	346,627
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	541,250

		887,877

Cable/Satellite TV - 0.5%

Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	300,000	305,364
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*#	228,000	230,280
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	877,000	898,925

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	535,000	548,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	390,000	406,575
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	555,000	530,025
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	1,303,000	1,344,146
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	599,000	685,533
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	435,000	395,850

		5,345,073

Casino Hotels - 0.3%

Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	882,000	888,615
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#	980,000	938,350
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	700,000	654,500
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	363,000	376,612
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023#	520,000	543,400
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	176,750

		3,578,227

Cellular Telecom - 0.3%

Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	3,095,000	2,506,950
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	445,000	472,256
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	332,000	351,090

		3,330,296

Chemicals-Diversified - 0.2%

Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	455,000	445,900
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	1,350,000	1,384,690

		1,830,590

Chemicals-Plastics - 0.0%

A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	554,000	552,615

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	712,601
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	497,000	370,265
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	253,000	202,400

		1,285,266

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	934,000	749,535

Coatings/Paint - 0.2%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,691,000	1,659,316
Valspar Corp. Senior Notes 3.95% due 01/15/2026	464,000	478,035

		2,137,351

Commercial Services-Finance - 0.2%

Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	547,000	563,145
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	374,000	374,246
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	320,000	297,600

Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	652,000	541,160
Total System Services, Inc. Senior Notes 3.80% due 04/01/2021	296,000	307,020
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	231,000	243,853

		2,327,024

Computer Services - 0.3%

Hewlett Packard Enterprise Co. Senior Bonds 4.90% due 10/15/2025*	982,000	1,005,095
Hewlett Packard Enterprise Co. Senior Bonds 6.20% due 10/15/2035*	1,389,000	1,352,875
Hewlett Packard Enterprise Co. Senior Bonds 6.35% due 10/15/2045*	705,000	674,468
International Business Machines Corp. Senior Notes 3.45% due 02/19/2026	337,000	356,607

		3,389,045

Computer Software - 0.1%

Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*#	720,000	720,000

Computers - 0.6%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,080,000	1,127,720
Apple, Inc. Senior Notes 2.85% due 02/23/2023	1,130,000	1,163,556
Apple, Inc. Senior Notes 4.50% due 02/23/2036	461,000	500,191
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,761,000	1,780,167
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,240,000	1,268,670
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	1,073,000	1,092,294

		6,932,598

Computers-Integrated Systems - 0.1%

Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*	792,000	784,080

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020#	367,000	371,891

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	483,000	531,300
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	700,000	706,125

		1,237,425

Containers-Paper/Plastic - 0.2%

Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	908,000	911,140
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	1,050,000	1,042,125
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	446,000	470,137
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*#	475,000	482,719

		2,906,121

Cosmetics & Toiletries - 0.0%

Estee Lauder Cos., Inc. Senior Notes 4.38% due 06/15/2045	326,000	358,833

Data Processing/Management - 0.0%

Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 10/15/2025	453,000	504,351

Diagnostic Equipment - 0.1%

Danaher Corp. Senior Notes 3.35% due 09/15/2025	780,000	834,683
Danaher Corp. Senior Notes 4.38% due 09/15/2045	430,000	482,417

		1,317,100

Dialysis Centers - 0.0%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	525,000	532,087

Disposable Medical Products - 0.1%

CR Bard, Inc. Senior Notes 3.00% due 05/15/2026	755,000	753,433

Distribution/Wholesale - 0.0%

WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	504,000	500,922

Diversified Banking Institutions - 2.9%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,286,000	1,306,468
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	655,000	658,912
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,078,000	1,076,120
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	2,891,000	2,936,126
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,681,000	1,946,290
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	75,000	90,495
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	783,000	782,834
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,624,000	2,689,248
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,448,000	2,483,805
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	622,000	697,217
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,286,000	1,333,035
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,296,000	1,320,802
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	395,000	423,218
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	101,000	103,950
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,236,000	1,519,820
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,535,000	1,866,638
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,856,000	1,872,695
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	1,250,000	1,260,415
JPMorgan Chase & Co Senior Notes 2.70% due 05/18/2023	632,000	626,214
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	1,240,000	1,284,767
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	213,000	228,267
Morgan Stanley Senior Notes 2.80% due 06/16/2020	663,000	673,449
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,854,000	2,946,093
Morgan Stanley Senior Notes 4.75% due 03/22/2017	662,000	680,403
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	3,098,000	3,363,096

		34,170,377

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,651,648

Diversified Manufacturing Operations - 0.5%

General Electric Co. Senior Notes 2.70% due 10/09/2022	932,000	961,159
General Electric Co. Senior Bonds 5.88% due 01/14/2038	324,000	425,075
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	1,266,000	1,495,647
Textron, Inc. Senior Notes 4.00% due 03/15/2026	1,001,000	1,026,178
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,120,000	1,129,806
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	719,603

		5,757,468

E-Commerce/Services - 0.0%

Match Group, Inc. Senior Notes 6.38% due 06/01/2024*	358,000	365,160

Educational Software - 0.0%

Cengage Learning, Inc. Senior Notes 9.50% due 06/15/2024*	421,000	426,262

Electric-Distribution - 0.2%

Entergy Louisiana LLC 1st. Mtg. Bonds 4.95% due 01/15/2045	2,343,000	2,393,147
Oglethorpe Power Corp. 1st. Mtg. Bonds 4.25% due 04/01/2046	446,000	448,293

		2,841,440

Electric-Integrated - 1.6%

AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	523,375
AES Corp. Senior Notes 5.50% due 03/15/2024#	1,144,000	1,155,083
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	579,000	586,600
Carolina Power and Light Co. 1st. Mtg. Bonds 3.00% due 09/15/2021	1,031,000	1,086,223
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019	412,000	414,730
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,459,000	1,580,573
Entergy Arkansas, Inc. 1st. Mtg. Bonds 3.50% due 04/01/2026	346,000	370,670
Entergy Arkansas, Inc. 1st. Mtg. Bonds 4.95% due 12/15/2044	854,000	877,379
Exelon Corp. Senior Notes 3.40% due 04/15/2026	698,000	704,965
Exelon Corp. Senior Notes 4.95% due 06/15/2035	499,000	541,091
Exelon Corp. Senior Notes 5.10% due 06/15/2045	520,000	572,941
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	785,000	797,673
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	866,000	1,056,131
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	328,000	340,666
Louisville Gas & Electric Co. 1st. Mtg. Bonds 4.38% due 10/01/2045	127,000	140,135
Mirant Mid Atlantic LLC Pass Through Trust 1st. Mtg. Bonds 10.06% due 12/30/2028	705,389	663,066
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	606,000	682,834
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	1,496,000	1,498,483
Southern Co. Senior Notes 1.30% due 08/15/2017	1,198,000	1,197,144
Southern Co. Senior Notes 4.40% due 07/01/2046	1,134,000	1,154,107
Southern Power Co. Senior Notes 4.15% due 12/01/2025	1,029,000	1,073,004
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025	1,574,000	1,381,185
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	610,000	636,215

		19,034,273

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	664,228

Electronic Components-Semiconductors - 0.2%

Intel Corp. Senior Notes 1.35% due 12/15/2017	1,180,000	1,183,303
Intel Corp. Senior Notes 4.10% due 05/19/2046	839,000	841,393
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	172,000	140,180
Micron Technology, Inc. Senior Sec. Notes 7.50% due 09/15/2023*	435,000	456,750

		2,621,626

Electronic Parts Distribution - 0.0%

Avnet, Inc. Senior Notes 4.63% due 04/15/2026	528,000	533,770

Energy-Alternate Sources - 0.1%

TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	820,000	725,700

Enterprise Software/Service - 0.0%

Oracle Corp. Senior Notes 3.90% due 05/15/2035	309,000	314,559

Finance-Auto Loans - 0.2%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,549,000	1,568,362
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	1,045,000	1,005,813

		2,574,175

Finance-Commercial - 0.0%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	196,240
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	220,000	206,800

		403,040

Finance-Consumer Loans - 0.3%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	991,000	758,115
Navient Corp. Senior Notes 5.63% due 08/01/2033	1,183,000	828,100
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	349,000	352,490
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021#	329,000	325,710
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	204,000	212,160
Synchrony Financial Senior Notes 4.25% due 08/15/2024	1,195,000	1,235,988

		3,712,563

Finance-Credit Card - 0.2%

American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	1,373,000	1,372,874
Discover Financial Services Senior Notes 3.75% due 03/04/2025	1,237,000	1,235,674
Visa, Inc. Senior Notes 4.30% due 12/14/2045	191,000	211,073

		2,819,621

Finance-Investment Banker/Broker - 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)†	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)†	230,000	23
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	794,000	813,884

		813,925

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	850,000	805,375

Finance-Other Services - 0.4%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	588,000	587,924
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	2,319,000	2,322,293
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	1,116,000	1,124,580
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	531,000	541,263

		4,576,060

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	326,975

Food-Meat Products - 0.1%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	1,138,000	1,118,085

Food-Misc./Diversified - 0.2%

Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*	769,000	778,032
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,441,000	1,574,058

		2,352,090

Food-Retail - 0.1%

Albertsons Cos LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	402,000	411,548
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022#	710,000	616,812

		1,028,360

Food-Wholesale/Distribution - 0.0%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	261,000	249,255

Gambling (Non-Hotel) - 0.1%

Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	910,000	737,100
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2015*(3)(4)†	5,223	59

		737,159

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	546,000	575,482

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021*	359,000	362,590

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	539,000	571,161
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	394,000	438,429

		1,009,590

Home Furnishings - 0.0%

Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*	431,000	433,155

Hotels/Motels - 0.0%

Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	375,000	382,500

Human Resources - 0.0%

Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	305,000	327,112

Independent Power Producers - 0.2%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	1,180,000	1,138,700
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	1,176,000	1,155,053

		2,293,753

Industrial Gases - 0.0%

Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	372,000	380,593

Insurance-Life/Health - 0.8%

CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	529,000	544,870
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	2,089,000	2,071,866
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	582,000	645,898
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	1,429,000	1,430,372
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,643,000	2,656,543
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	380,000	380,812
Principal Life Global Funding II Senior Sec. Notes 3.00% due 04/18/2026*	759,000	755,981
Unum Group Senior Notes 5.75% due 08/15/2042	418,000	440,446

		8,926,788

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	2,294,000	2,750,139
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	592,000	622,095

		3,372,234

Insurance-Mutual - 0.3%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	740,000	676,648
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	1,626,000	1,653,478
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	478,924
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	605,000	614,890

		3,423,940

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	600,000	603,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	191,000	198,640

		801,640

Internet Content-Entertainment - 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	511,000	535,272

Investment Management/Advisor Services - 0.1%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	319,848
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	823,000	801,396

		1,121,244

Machinery-Farming - 0.3%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,728,000	1,730,755
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	2,075,000	2,088,815

		3,819,570

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	764,000	725,800

Medical Labs & Testing Services - 0.5%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	312,000	315,608
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	995,000	1,016,674
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	514,000	525,440
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	726,000	727,042
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	2,037,000	2,045,132
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,635,269

		6,265,165

Medical Products - 0.0%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	451,000	466,328

Medical-Drugs - 0.2%

Baxalta Inc Senior Notes 3.60% due 06/23/2022	950,000	952,372
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	490,000	454,475
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	1,139,000	1,237,755

		2,644,602

Medical-HMO - 0.4%

Centene Escrow Corp. Senior Notes 5.63% due 02/15/2021*	103,000	107,120
Centene Escrow Corp. Senior Notes 6.13% due 02/15/2024*	413,000	434,943
MPH Acquisition Holdings LLC Senior Notes 7.13% due 06/01/2024*	526,000	540,465
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	665,000	520,362
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	944,000	947,605
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	971,000	974,350
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	663,000	700,219

		4,225,064

Medical-Hospitals - 0.4%

HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	195,000	200,850
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	260,000	265,200
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	527,108
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	95,000	96,425
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	700,000	679,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,371,000	1,316,160
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	830,000	854,385
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	600,000	613,875

		4,553,003

Metal Processors & Fabrication - 0.0%

JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	575,000	586,500

Metal-Aluminum - 0.1%

Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	538,000	552,795
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	293,000	300,735

		853,530

Multimedia - 0.2%

21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045	24,000	26,134
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	619,000	607,997
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	614,000	643,907
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	129,000	114,749
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	920,000	928,337
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	500,000	505,809

		2,826,933

Music - 0.0%

EMI Music Publishing Group North America Holdings, Inc. Senior Notes 7.63% due 06/15/2024*	145,000	148,444

Networking Products - 0.3%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	1,262,000	1,268,916
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,222,000	1,249,286
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	1,079,000	1,093,517

		3,611,719

Oil Companies-Exploration & Production - 0.9%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	2,007,000	2,154,705
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	467,000	520,307
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	500,000	488,750
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022#	488,000	346,480
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	615,000	605,006
Hess Corp. Senior Notes 5.60% due 02/15/2041	461,000	445,753
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	522,437
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	436,000	414,200
Hilcorp Energy I LP / Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	35,000	33,775
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022#	654,000	658,088
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	496,433
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	1,042,000	1,028,854
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	165,000	156,978
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022#	835,000	768,200
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	731,000	763,263
Rex Energy Corp. Sec. Notes 8.00% due 10/01/2020*	523,900	89,063
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	644,000	463,680
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	281,000	241,660
SM Energy Co. Senior Notes 6.50% due 01/01/2023	182,000	165,658
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	625,000	612,500

		10,975,790

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	1,193,000	1,194,880
Chevron Corp. Senior Notes 1.96% due 03/03/2020	686,000	688,289
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,200,000	1,190,110
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	469,000	465,695
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	1,300,000	1,304,073

		4,843,047

Oil Refining & Marketing - 0.2%

Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	1,021,000	684,070
Cheniere Corp.us Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	231,000	236,775
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	620,000	643,250
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	410,000	392,062

		1,956,157

Oil-Field Services - 0.1%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	825,000	616,176

Paper & Related Products - 0.7%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	514,500
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,265,000	1,360,191
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	2,262,000	2,360,583
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,930,000	3,074,179
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	737,000	822,121
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	430,000	434,300

		8,565,874

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	906,000	971,708

Pipelines - 0.8%

Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	245,000	244,619
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	677,000	558,390
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	446,000	379,294
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	1,822,573
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	578,000	595,270
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	314,000	281,815
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	250,000	232,500
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	460,000
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	479,000	392,176
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	787,000	854,844
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	647,000	668,492
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	487,000	420,038
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	225,000	227,250
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	642,000	656,445

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	186,000	152,520
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,079,000	1,111,370

		9,057,596

Power Converter/Supply Equipment - 0.1%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	864,000	876,758

Printing-Commercial - 0.1%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	799,000	705,117

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*#	690,000	686,550
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	519,000	493,050

		1,179,600

Publishing-Periodicals - 0.1%

Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	868,000	870,170

Radio - 0.0%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	360,000	361,350

Real Estate Investment Trusts - 0.5%

American Tower Corp. Senior Notes 3.38% due 10/15/2026	736,000	724,978
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	497,000	503,212
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	348,000	357,570
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	112,000	116,760
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	524,000	508,280
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	352,000	354,850
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	500,000	475,000
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	1,397,000	1,336,232
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	1,144,000	1,163,176
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	873,000	896,607

		6,436,665

Real Estate Management/Services - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	977,500

Real Estate Operations & Development - 0.1%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	896,000	931,840

Rental Auto/Equipment - 0.1%

United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	300,000	297,750
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025#	375,000	367,969

		665,719

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	940,000	690,900

Retail-Auto Parts - 0.0%

O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	302,000	311,454

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	549,000	554,021

Retail-Computer Equipment - 0.1%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	609,000	592,252

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	1,308,000	1,329,729
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	1,027,000	1,057,524

		2,387,253

Retail-Drug Store - 0.4%

CVS Health Corp. Senior Notes 2.88% due 06/01/2026	1,095,000	1,089,548
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	585,004	601,091
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	300,189	325,908
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	520,110	581,218
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,520,000	1,519,660
Walgreens Boots Alliance, Inc. Senior Notes 4.65% due 06/01/2046	321,000	325,386

		4,442,811

Retail-Pawn Shops - 0.0%

Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	450,000	456,750

Retail-Restaurants - 0.3%

Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	511,000	536,550
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	543,000	584,460
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	761,000	845,859
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	958,000	890,940
Starbucks Corp. Senior Notes 2.45% due 06/15/2026	482,000	476,859

		3,334,668

Rubber/Plastic Products - 0.1%

Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	675,000	592,144

Satellite Telecom - 0.0%

Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	341,000	369,132

Savings & Loans/Thrifts - 0.7%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,600,000	1,643,843
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	3,777,000	4,262,696
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,568,013

		8,474,552

Schools - 0.1%

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	360,000	375,455
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	552,663

		928,118

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	1,394,000	1,228,691

Steel-Producers - 0.2%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	425,000	320,875
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018#	855,000	872,100
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	377,000	384,306
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	440,000	454,300

		2,031,581

Telecommunication Equipment - 0.0%

Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	370,000	368,150

Telephone-Integrated - 1.3%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,285,000	2,288,585
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,230,000	1,157,595
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,587,000	1,589,274
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,003,000	996,165
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	572,000	632,405
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	63,000	55,755
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028	241,000	201,838

CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	460,000	455,113
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	409,000	425,871
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	1,047,000	1,065,322
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	1,181,000	1,216,034
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	489,000	495,956
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	2,947,000	2,888,060
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	1,513,000	1,615,324
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	65,000	80,999

		15,164,296

Theaters - 0.1%

Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	375,000	371,250
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	320,000	327,200

		698,450

Transport-Rail - 0.1%

Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	475,000	476,083
Union Pacific Corp. Senior Notes 4.38% due 11/15/2065	807,000	824,740

		1,300,823

Travel Services - 0.1%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	714,000	730,065

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	420,000	418,196

Wire & Cable Products - 0.1%

Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	295,000	285,412
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	911,000	851,785

		1,137,197

Total U.S. Corporate Bonds & Notes
(cost $338,320,775)		342,131,744

FOREIGN CORPORATE BONDS & NOTES - 6.7%
Agricultural Chemicals - 0.0%

Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	300,000	280,500

Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	600,000	625,500
Air Canada Sec. Notes 8.75% due 04/01/2020*	790,000	852,212

		1,477,712

Auto-Cars/Light Trucks - 0.0%

Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	323,000	324,867

Banks-Commercial - 1.4%

BPCE SA Sub. Notes 4.50% due 03/15/2025*	1,082,000	1,067,311
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	377,000	379,190
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	443,000	443,476
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	1,186,000	1,204,192
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,538,859
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	1,542,000	1,462,110
Kookmin Bank Senior Notes 1.63% due 07/14/2017*#	1,906,000	1,906,995
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	533,000	536,774
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	591,000	598,164
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	2,515,000	2,513,038

National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	887,000	893,792
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	1,064,000	1,111,985
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	1,400,000	1,391,867
Santander UK PLC Senior Notes 2.50% due 03/14/2019	1,052,000	1,069,568
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	450,000	447,691

		16,565,012

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,914,000	1,936,156

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	1,303,000	1,383,583

Building-Residential/Commercial - 0.1%

Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	629,000	611,703

Cable/Satellite TV - 0.3%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	1,520,000	1,516,200
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,163,000	1,173,176
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	300,000	300,000

		2,989,376

Chemicals-Diversified - 0.0%

NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	419,688

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	982,000	887,483

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	1,100,000	1,083,167

Containers-Metal/Glass - 0.1%

Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	625,000	648,438

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022#	111,000	116,550
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	453,000	526,613
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	823,000	648,112

		1,291,275

Diversified Banking Institutions - 0.9%

BNP Paribas SA Sub. Notes 4.38% due 05/12/2026*	801,000	807,993
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*	1,039,000	1,039,085
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	505,000	504,405
Credit Suisse Group Funding Guernsey, Ltd Company Guar. Notes 4.55% due 04/17/2026*	539,000	554,731
Deutsche Bank AG Senior Notes 3.38% due 05/12/2021	1,926,000	1,912,291
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025#	524,000	486,854
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	729,000	746,398
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	391,000	391,582
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*	1,168,000	1,173,226
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	1,709,000	1,749,346
UBS AG Senior Notes 1.80% due 03/26/2018	1,111,000	1,115,759
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	537,000	551,084

		11,032,754

Diversified Financial Services - 0.1%

GE Capital International Funding Co. Company Guar. Notes 4.42% due 11/15/2035*	975,000	1,060,700

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	452,000	464,684

Diversified Minerals - 0.1%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	201,000	209,291
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*#	562,000	598,530

		807,821

Electric-Generation - 0.5%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	3,082,000	3,111,045
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	567,000	578,490
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	1,299,000	1,389,430
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	552,000	568,022

		5,646,987

Electronic Components-Misc. - 0.0%

Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	330,000	331,238

Finance-Leasing Companies - 0.1%

Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	68,000	70,380
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	256,000	270,080
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	353,281
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	975,000	955,500

		1,649,241

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	550,000	559,625

Gold Mining - 0.0%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	501,000	473,256

Insurance-Life/Health - 0.0%

AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	495,000	507,557

Insurance-Multi-line - 0.2%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	593,000	587,347
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	1,334,000	1,290,545

		1,877,892

Machinery-General Industrial - 0.1%

ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	987,000	1,012,909

Medical-Drugs - 0.2%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,462,017
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	709,000	625,692

		2,087,709

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,172,000	1,189,477
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021	992,000	1,003,872

		2,193,349

Metal-Copper - 0.0%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	444,000	339,660

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	771,091
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	101,000	81,810
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	405,000	313,875
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	572,000	437,580

MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	374,062

		1,978,418

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,791,487
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	781,000	780,641
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	626,000	625,142
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	588,000	605,744
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	263,000	219,658
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	888,000	887,699
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	905,975
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,024,000	1,032,624
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,233,000	1,219,457
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,255,000	1,221,671

		9,290,098

Paper & Related Products - 0.0%

Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	500,000	482,500

Printing-Commercial - 0.1%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	740,000	745,550

Satellite Telecom - 0.0%

Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	670,000	499,150

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	358,000	290,875

Semiconductor Components-Integrated Circuits - 0.0%

NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	395,000	396,979

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 7.25% due 02/25/2022#	1,351,000	1,411,795

SupraNational Banks - 0.2%

Black Sea Trade & Development Bank Senior Notes 4.88% due 05/06/2021*	738,000	760,140
North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,021,249

		1,781,389

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,327,000	1,380,080

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	623,000	741,293

Total Foreign Corporate Bonds & Notes
(cost $78,950,741)		78,942,469

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	1,036,000	1,039,338

Sovereign - 0.7%

Government of Canada Senior Notes 0.88% due 02/14/2017	1,006,000	1,006,352
Province of Quebec Canada Bonds 2.50% due 04/20/2026	1,715,000	1,714,079
United Mexican States Senior Notes 3.50% due 01/21/2021	2,527,000	2,631,871
United Mexican States Senior Notes 3.60% due 01/30/2025	983,000	991,601
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,536,000	1,524,480

		7,868,383

Total Foreign Government Obligations
(cost $8,636,458)		8,907,721

U.S. GOVERNMENT AGENCIES - 36.2%
Federal Home Loan Mtg. Corp. - 14.4%

2.12% due 02/01/2037 FRS	424,913	441,880
2.50% due 01/01/2028	980,964	1,007,523
2.50% due 04/01/2028	2,147,493	2,205,679
2.50% due 03/01/2031	659,909	677,054
2.96% due 11/01/2037 FRS	2,736,826	2,895,863

3.00% due 08/01/2027	458,353	479,432
3.00% due 10/01/2042	2,044,310	2,108,906
3.00% due 11/01/2042	1,495,241	1,534,465
3.00% due 02/01/2043	2,166,934	2,217,990
3.00% due 04/01/2043	3,852,682	3,960,392
3.00% due 05/01/2043	784,781	809,575
3.00% due 08/01/2043	7,952,968	8,157,968
3.00% due 07/01/2045	13,741,247	14,078,853
3.00% due 10/01/2045	8,355,762	8,561,054
3.00% due 12/01/2045	2,455,229	2,515,552
3.50% due 02/01/2042	552,513	578,598
3.50% due 03/01/2042	5,677,955	5,951,880
3.50% due 04/01/2042	2,307,691	2,422,569
3.50% due 08/01/2042	7,642,159	8,017,570
3.50% due 09/01/2043	2,351,006	2,478,468
3.50% due 03/01/2045	8,246,908	8,630,159
3.50% due 07/01/2045	3,631,058	3,801,438
3.50% due 08/01/2045	3,255,722	3,419,505
3.50% due 10/01/2045	5,666,948	5,929,319
3.50% due 11/01/2045	6,490,341	6,790,833
3.50% due 03/01/2046	7,426,026	7,769,839
4.00% due 03/01/2023	714,961	740,108
4.00% due 09/01/2040	2,695,893	2,882,263
4.00% due 10/01/2043	7,245,180	7,737,897
4.00% due 07/01/2044	3,646,411	3,888,275
4.00% due 10/01/2045	7,682,726	8,201,045
4.00% due 11/01/2045	11,717,701	12,508,242
4.50% due 11/01/2018	21,211	21,736
4.50% due 02/01/2019	28,492	29,223
4.50% due 01/01/2039	40,231	43,766
4.50% due 12/01/2039	1,041,966	1,143,535
4.50% due 04/01/2044	1,251,245	1,362,029
4.50% due 09/01/2044	10,000,568	10,881,851
5.00% due 10/01/2033	2,930	3,266
5.00% due 07/01/2040	1,037,095	1,146,339
5.00% due 11/01/2043	4,934,270	5,479,794
5.50% due 11/01/2018	12,298	12,635
5.50% due 11/01/2032	17,073	19,149
5.50% due 07/01/2034	33,350	37,627
5.50% due 02/01/2035	54,130	60,208
5.50% due 07/01/2035	1,754	1,980
5.50% due 01/01/2036	335,903	374,934
5.50% due 05/01/2037	58,026	64,904
6.00% due 07/01/2035	92,627	104,981
6.00% due 03/01/2040	286,109	326,343
6.50% due 12/01/2032	81,915	93,438
6.50% due 02/01/2036	20,635	24,821
6.50% due 09/01/2036	434	509
6.50% due 05/01/2037	82,811	95,185
7.00% due 11/01/2016	73	73
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.37% due 09/15/2039(2)(5)(6)	1,873,325	281,259
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-HQ1, Class M1
2.10% due 08/25/2024 FRS(2)	106,543	106,835
Series 2014-DN1, Class M2
2.65% due 02/25/2024 FRS(2)	1,580,000	1,598,898
Series 2014-HQ2, Class M2
2.65% due 09/25/2024 FRS(2)	2,790,000	2,793,435
Series 2015-HQ1, Class M2
2.65% due 03/25/2025 FRS(2)	25,000	25,242
Series 2014-HQ3, Class M2
3.10% due 10/25/2024 FRS(2)	70,000	70,967

		169,605,156

Federal National Mtg. Assoc. - 19.2%

2.37% due 09/01/2035 FRS	2,245,912	2,342,901
2.44% due 05/01/2037 FRS	681,060	712,592
2.48% due 10/01/2035 FRS	2,386,620	2,523,707
2.50% due 02/01/2028	2,067,533	2,131,326
2.50% due 04/01/2028	555,414	572,552
2.50% due 02/01/2031	3,620,425	3,716,379
2.50% due 05/01/2031	5,960,546	6,118,521
2.50% due July 15 TBA	6,639,000	6,808,087
2.58% due 11/01/2036 FRS	1,082,102	1,144,797
2.58% due 10/01/2040 FRS	714,344	756,161
2.64% due 07/01/2039 FRS	1,733,569	1,817,799
2.67% due 05/01/2040 FRS	2,567,889	2,704,317
2.67% due 10/01/2040 FRS	1,297,090	1,367,015
2.76% due 08/01/2035 FRS	1,460,884	1,545,026
3.00% due 10/01/2027	307,360	320,936
3.00% due 11/01/2027	2,007,315	2,095,972
3.00% due 01/01/2028	2,771,629	2,893,895
3.00% due 10/01/2030	4,291,745	4,475,192
3.00% due 03/01/2042	3,631,395	3,726,396
3.00% due 12/01/2042	3,636,919	3,738,811
3.00% due 05/01/2043	4,326,733	4,440,770
3.00% due 02/01/2045	3,092,162	3,169,439
3.00% due 06/01/2045	1,898,984	1,952,627
3.00% due July 15 TBA	9,255,000	9,646,892
3.00% due July 30 TBA	2,534,000	2,595,173
3.50% due 08/01/2026	1,938,276	2,047,724
3.50% due 09/01/2026	1,732,599	1,831,921
3.50% due 08/01/2027	342,012	361,300
3.50% due 10/01/2028	3,771,211	3,988,417
3.50% due 12/01/2041	600,450	633,063
3.50% due 03/01/2042	823,891	863,818
3.50% due 08/01/2042	5,102,688	5,362,860
3.50% due 09/01/2042	751,359	787,774
3.50% due 02/01/2043	3,582,999	3,789,134
3.50% due 03/01/2043	1,573,499	1,649,741
3.50% due 08/01/2043	6,836,461	7,160,849
3.50% due 07/01/2045	2,572,079	2,695,709
3.50% due 08/01/2045	3,229,842	3,391,320
3.50% due 09/01/2045	755,689	791,235
3.50% due 10/01/2045	3,633,580	3,828,723
3.50% due 11/01/2045	6,799,485	7,129,120
3.50% due 12/01/2045	10,233,011	10,714,350
3.50% due 02/01/2046	3,062,870	3,206,941
3.50% due July 30 TBA	1,968,000	2,077,432
3.50% due July 30 TBA	2,119,000	2,217,816
4.00% due 11/01/2025	150,838	160,464
4.00% due 06/01/2039	633,227	689,724
4.00% due 09/01/2040	180,027	192,797

4.00% due 10/01/2040	404,857	433,486
4.00% due 12/01/2040	2,868,561	3,071,893
4.00% due 10/01/2041	1,692,234	1,812,382
4.00% due 11/01/2041	1,973,673	2,113,801
4.00% due 10/01/2043	4,958,935	5,310,820
4.00% due 12/01/2043	580,765	629,991
4.00% due 10/01/2044	8,502,602	9,086,729
4.00% due 11/01/2044	2,301,844	2,457,000
4.00% due 02/01/2045	2,127,476	2,275,652
4.00% due July 30 TBA	8,842,000	9,441,249
4.50% due 06/01/2018	3,045	3,127
4.50% due 10/01/2024	679,072	726,724
4.50% due 03/01/2025	992,033	1,051,729
4.50% due 06/01/2039	302,440	332,249
4.50% due 01/01/2040	670,195	740,549
4.50% due 02/01/2040	1,344,736	1,489,337
4.50% due 05/01/2040	493,291	544,852
4.50% due 08/01/2040	649,273	712,390
4.50% due 11/01/2040	518,472	564,822
4.50% due 12/01/2040	520,225	567,652
4.50% due 05/01/2041	1,192,109	1,298,791
4.50% due 07/01/2041	677,780	738,035
4.50% due 03/01/2042	5,351,900	5,847,471
4.50% due 08/01/2044	3,283,010	3,584,492
4.50% due 10/01/2044	6,212,851	6,784,183
4.50% due 12/01/2044	1,336,896	1,454,192
4.50% due July 30 TBA	3,556,000	3,872,333
5.00% due 09/01/2018	2,078	2,143
5.00% due 10/01/2018	1,856	1,915
5.00% due 03/01/2020	4,690	4,943
5.00% due 06/01/2022	124,590	133,265
5.00% due 10/01/2024	306,522	316,531
5.00% due 09/01/2033	983,978	1,096,719
5.00% due 04/01/2040	578,187	646,038
5.00% due 05/01/2040	1,013,521	1,130,471
5.00% due 06/01/2040	5,131,823	5,704,082
5.00% due 07/01/2040	2,086,929	2,320,127
5.00% due July 30 TBA	2,750,000	3,050,405
5.50% due 12/01/2029	253,004	283,381
5.50% due 12/01/2033	47,990	54,307
5.50% due 07/01/2037	60,067	67,522
5.50% due 08/01/2037	2,295,043	2,582,114
5.50% due 06/01/2038	297,246	336,577
5.50% due 09/01/2039	898,513	1,018,616
6.00% due 09/01/2016	622	622
6.00% due 12/01/2016	336	338
6.00% due 08/01/2034	43,073	49,448
6.00% due 11/01/2035	63,161	72,529
6.00% due 06/01/2036	106,232	121,768
6.00% due 12/01/2036	186,747	213,024
6.00% due 07/01/2038	875,622	999,999
6.00% due 09/01/2038	485,948	555,080
6.00% due 11/01/2038	295,292	337,346
6.50% due 02/01/2017	903	912
Federal National Mtg. Assoc. REMIC FRS Series 2013-C01, Class M1 2.45% due 10/25/2023(2)	71,211	71,562

		227,007,230

Government National Mtg. Assoc. - 2.5%

3.00% due 02/20/2045	3,206,260	3,322,940
3.00% due 05/20/2045	2,399,380	2,486,696
3.00% due 07/20/2045	566,697	587,320
3.00% due July 30 TBA	2,686,000	2,779,905
3.50% due 03/20/2045	2,474,550	2,614,299
3.50% due 04/20/2045	7,379,329	7,796,233
3.50% due 07/20/2045	1,128,021	1,192,161
4.00% due 03/20/2044	1,396,012	1,490,095
4.00% due 07/20/2045	1,936,664	2,066,756
4.00% due 10/20/2045	1,780,222	1,899,810
4.50% due 05/15/2039	719,556	798,873
5.00% due 05/15/2034	333,676	376,436
5.00% due 01/15/2040	630,728	715,049
5.50% due 12/15/2039	818,409	928,107
6.00% due 10/15/2039	596,109	675,684
7.00% due 09/15/2028	4,051	4,153

		29,734,517

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	565,000	574,174

Total U.S. Government Agencies
(cost $422,473,225)		426,921,077

U.S. GOVERNMENT TREASURIES - 21.5%
United States Treasury Bonds - 6.3%

2.50% due 02/15/2045	7,500,000	7,296,682
2.75% due 11/15/2042	176,000	181,569
2.88% due 05/15/2043	1,300,000	1,370,688
2.88% due 08/15/2045	1,984,000	2,083,432
3.00% due 05/15/2045	4,849,000	5,220,249
3.00% due 11/15/2045	16,326,000	17,573,404
3.13% due 11/15/2041	3,426,000	3,805,536
3.13% due 02/15/2042	8,027,000	8,912,795
3.13% due 02/15/2043	1,700,000	1,881,953
3.13% due 08/15/2044	310,000	342,114
3.63% due 08/15/2043	2,000,000	2,424,296
3.63% due 02/15/2044	523,000	633,218
3.75% due 08/15/2041	152,000	186,960
3.75% due 11/15/2043	5,000,000	6,198,240
3.88% due 08/15/2040	588,000	736,562
4.25% due 11/15/2040	3,000,000	3,968,202
4.38% due 05/15/2041	1,901,000	2,563,305
4.50% due 02/15/2036	4,510,000	6,170,420
4.63% due 02/15/2040	284,000	395,037
5.25% due 11/15/2028	1,575,000	2,141,384
8.13% due 08/15/2019	158,000	193,093

		74,279,139

United States Treasury Notes - 15.2%

0.13% due 04/15/2018 TIPS(7)	2,262,954	2,291,979
0.50% due 06/30/2016	4,000,000	4,000,892

0.50% due 04/30/2017#	5,000,000	4,990,280
0.63% due 11/30/2017	9,203,000	9,176,753
0.75% due 01/31/2018	1,173,000	1,171,121
0.75% due 02/28/2018	2,618,000	2,613,193
0.88% due 02/28/2017	12,005,000	12,021,879
0.88% due 01/31/2018	7,767,000	7,771,551
1.00% due 08/31/2016	1,656,000	1,658,532
1.00% due 05/31/2018	13,800,000	13,830,733
1.13% due 02/28/2021	1,088,000	1,076,652
1.25% due 11/30/2018	19,634,000	19,775,129
1.25% due 01/31/2020	1,000,000	1,002,578
1.38% due 06/30/2018	4,000,000	4,038,592
1.38% due 07/31/2018	4,800,000	4,848,000
1.38% due 12/31/2018	2,002,000	2,022,725
1.38% due 01/31/2020	3,804,000	3,831,788
1.38% due 03/31/2020	3,064,000	3,082,672
1.38% due 04/30/2020	1,554,000	1,562,559
1.38% due 09/30/2020	1,984,000	1,989,347
1.38% due 01/31/2021	500,000	500,430
1.38% due 04/30/2021#	6,594,000	6,596,057
1.50% due 06/30/2016	158,000	158,161
1.50% due 08/31/2018	7,000,000	7,090,510
1.50% due 02/28/2023	4,000,000	3,966,092
1.63% due 12/31/2019	584,000	593,581
1.63% due 02/15/2026	25,000,000	24,504,875
1.75% due 12/31/2020	480,000	488,644
2.00% due 11/15/2021	1,001,000	1,029,662
2.00% due 07/31/2022	492,000	504,453
2.00% due 02/15/2025	664,000	674,997
2.00% due 08/15/2025	325,000	329,799
2.13% due 12/31/2021	473,000	489,186
2.25% due 11/15/2024	15,000,000	15,560,745
2.38% due 05/31/2018	5,631,000	5,796,850
3.00% due 02/28/2017	830,000	844,216
3.13% due 05/15/2019	262,000	278,027
3.13% due 05/15/2021	2,199,000	2,382,566
3.38% due 11/15/2019	1,099,000	1,182,842
3.50% due 05/15/2020	3,472,000	3,774,578
3.63% due 08/15/2019	78,000	84,328

		179,587,554

Total U.S. Government Treasuries
(cost $246,788,269)		253,866,693

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,146,147
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	861,000	1,034,311
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	1,010,000	1,124,625

Total Municipal Bonds & Notes
(cost $2,917,378)		3,305,083

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(3)(4) (cost $1)	79	90,462

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%#	22,875	572,790

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%#†	6,900	30,774

Telecom Services - 0.1%

Qwest Corp. 6.13%#	44,275	1,109,532

Total Preferred Securities
(cost $1,785,164)		1,713,096

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.4%
Banks-Super Regional - 0.2%

Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(8)	1,323,000	1,159,279
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(8)	995,000	1,064,650
Wells Fargo Capital X 5.95% due 12/01/2086	413,000	428,487

		2,652,416

Diversified Banking Institutions - 0.5%

BAC Capital Trust XIII FRS Series F 4.00% due 06/22/2016(8)	862,000	642,190
HSBC Holdings PLC VRS 6.88% due 06/01/2021(8)	552,000	556,140
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(8)	1,759,000	1,831,471
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025#(8)	425,000	418,094
Societe Generale SA VRS 7.88% due 12/18/2023*(8)	1,997,000	1,926,170

		5,374,065

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	754,000	738,920

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	817,000	793,313

Financial Guarantee Insurance - 0.0%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	484,000	338,800

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	928,800

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045	407,000	417,684
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	921,000	970,550

		1,388,234

Insurance-Multi-line - 0.1%

MetLife Capital Trust IV 7.88% due 12/15/2067*	577,000	684,033
MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,129,596

		1,813,629

Pipelines - 0.0%

Transcanada Trust FRS 5.63% due 05/20/2075	490,000	439,471

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	1,817,000	1,906,941

Total Preferred Securities/Capital Securities
(cost $16,134,542)		16,374,604

Total Long-Term Investment Securities
(cost $1,147,156,914)		1,163,570,796

SHORT-TERM INVESTMENT SECURITIES - 7.4%
Registered Investment Companies - 2.1%

State Street Navigator Securities Lending Prime Portfolio 0.53%(9)(10)	24,397,634	24,397,634

Time Deposits - 5.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2016	62,910,000	62,910,000

Total Short-Term Investment Securities
(cost $87,307,634)		87,307,634

TOTAL INVESTMENTS
(cost $1,234,464,548)(11)	106.1%	1,250,878,430
Liabilities in excess of other assets	(6.1)	(71,386,525)

NET ASSETS	100.0%	$1,179,491,905

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2016, the aggregate value of these securities was $141,563,794 representing 12.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(4)	Illiquid security. At May 31, 2016, the aggregate value of these securities was $90,577 representing 0.0% of net assets.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2016.
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	At May 31, 2016, the Fund had loaned securities with a total value of $23,906,601. This was secured by collateral of $24,397,634 which was received in cash and subsequently invested in short-term investments currently valued at $24,397,634 as reported in the Portfolio of Investments.
(10)	The rate shown is the 7-day yield as of May 31, 2016.
(11)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TBA	- Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2016 and unless noted otherwise, the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$31,317,847	$—	$31,317,847
U.S. Corporate Bonds & Notes:
Airlines	—	1,594,768	45,277	1,640,045
Gambling (Non-Hotel)	—	737,100	59	737,159
Other Industries	—	339,754,540	—	339,754,540
Foreign Corporate Bonds & Notes	—	78,942,469	—	78,942,469
Foreign Government Obligations	—	8,907,721	—	8,907,721
U.S. Government Agencies	—	426,921,077	—	426,921,077
U.S. Government Treasuries	—	253,866,693	—	253,866,693
Municipal Bonds & Notes	—	3,305,083	—	3,305,083
Common Stocks	—	—	90,462	90,462
Preferred Securities	1,713,096	—	—	1,713,096
Preferred Securities/Capital Securities	—	16,374,604	—	16,374,604
Short-Term Investment Securities:
Registered Investment Companies	24,397,634	—	—	24,397,634
Time Deposits	—	62,910,000	—	62,910,000

Total Investments at Value	$26,110,730	$1,224,631,902	$135,798	$1,250,878,430

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.4%
Building-Residential/Commercial - 0.1%

M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018(5)	$330,000	$321,544

Financial Guarantee Insurance - 0.2%

MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	1,010,000	1,203,162

Oil Companies-Exploration & Production - 0.1%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,465,000	611,638

Total Convertible Bonds & Notes
(cost $3,145,411)		2,136,344

U.S. CORPORATE BONDS & NOTES - 73.9%
Advertising Sales - 0.1%

Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026*	240,000	252,600

Applications Software - 0.7%

Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	2,125,000	2,135,625
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,362,100

		3,497,725

Auto-Cars/Light Trucks - 0.2%

General Motors Co. Senior Notes 6.25% due 10/02/2043	845,000	929,440

Auto/Truck Parts & Equipment-Original - 0.3%

ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	1,565,000	1,565,000

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	442,900

Broadcast Services/Program - 0.8%

Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	4,055,000	4,186,787

Building & Construction Products-Misc. - 2.8%

Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	2,899,000	3,043,950
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	3,185,000	3,324,344
Ply Gem Industries Inc. Company Guar. Notes 6.50% due 02/01/2022	2,440,000	2,427,800
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	550,000	570,625
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	4,810,000	4,918,225

		14,284,944

Building Products-Cement - 0.5%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#	2,755,000	2,686,125

Building Products-Wood - 0.0%

Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	168,200

Building-Residential/Commercial - 3.5%

DR Horton, Inc. Company Guar. Notes 4.38% due 09/15/2022	1,365,000	1,392,300
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	340,000	373,789
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	443,888
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,230,000	2,252,300
KB Home Company Guar. Notes 7.50% due 09/15/2022	2,255,000	2,300,100
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,574,227
Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021	2,370,000	2,423,325
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	2,721,000	2,700,592
Lennar Corp. Company Guar. Notes 4.88% due 12/15/2023	610,000	602,375
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,311,475
PulteGroup, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	289,275
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	335,000	339,188

		18,002,834

Cable/Satellite TV - 6.0%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.13% due 02/15/2023	150,000	152,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	4,220,000	4,272,750

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.25% due 09/30/2022		665,000	683,288
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023		715,000	744,494
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.75% due 01/15/2024#		360,000	374,400
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*		1,815,000	1,860,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*#		1,490,000	1,553,325
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 6.63% due 01/31/2022		2,240,000	2,376,640
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*		6,305,000	6,017,830
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*		845,000	903,831
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024#		750,000	675,000
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		2,070,000	1,883,700
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021		3,576,000	3,704,021
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019		2,710,000	2,991,162
Neptune Finco Corp. Senior Notes 10.13% due 01/15/2023*		1,145,000	1,282,400
Neptune Finco Corp. Senior Notes 10.88% due 10/15/2025*		1,055,000	1,200,063

			30,675,904

Casino Hotels - 0.3%

Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*		1,420,000	1,462,600

Cellular Telecom - 3.5%

Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*#		3,640,000	3,756,444
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*		1,955,000	2,079,631
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024		1,935,000	1,456,088
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		3,815,000	3,090,150
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		3,615,000	2,819,700
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020		2,565,000	2,648,875
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021		1,975,000	2,076,219

			17,927,107

Chemicals-Specialty - 0.3%

Chemours Co. Company Guar. Notes 6.63% due 05/15/2023#		1,340,000	1,202,650
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025		455,000	398,978

			1,601,628

Commercial Services-Finance - 0.1%

Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019		1,294,000	634,060

Containers-Metal/Glass - 1.7%

Ball Corp. Company Guar. Notes 3.50% due 12/15/2020	EUR	465,000	557,262
Ball Corp. Company Guar. Notes 4.38% due 12/15/2023	EUR	620,000	745,686
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*#		4,220,000	4,473,200
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*		2,600,000	2,769,000

			8,545,148

Containers-Paper/Plastic - 0.9%

Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022*	2,760,000	2,835,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	1,825,000	1,895,810

		4,731,710

Data Processing/Management - 2.3%

First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,580,000	3,669,500
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	5,525,000	5,525,000
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	2,435,000	2,468,481

		11,662,981

Decision Support Software - 0.4%

MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	1,685,000	1,739,762
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	435,000	457,838

		2,197,600

Diagnostic Kits - 1.3%

Alere, Inc. Company Guar. Notes 6.38% due 07/01/2023*	3,700,000	3,858,656
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	2,555,000	2,561,387

		6,420,043

Disposable Medical Products - 0.7%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,625,000	3,688,437

Distribution/Wholesale - 0.3%

American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	347,563
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	790,000	821,600
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	430,000	447,200

		1,616,363

E-Commerce/Services - 0.0%

Match Group, Inc. Senior Notes 6.75% due 12/15/2022*	150,000	155,250

Electric-Integrated - 0.7%

GenOn Americas Generation LLC Senior Notes 8.50% due 10/01/2021	2,735,000	2,051,250
GenOn Americas Generation LLC Senior Notes 9.13% due 05/01/2031	1,565,000	1,103,325
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020†*(1)(2)	1,680,000	520,800

		3,675,375

Electronic Components-Semiconductors - 0.9%

Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	4,525,000	4,799,667

Enterprise Software/Service - 0.9%

Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(3)	860,000	718,006
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	172,819
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,000,000	3,670,000

		4,560,825

Entertainment Software - 0.7%

Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	1,745,000	1,832,250
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	1,765,000	1,921,644

		3,753,894

Finance-Auto Loans - 0.3%

Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,475,000	1,609,594

Finance-Consumer Loans - 1.0%

OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	511,000	516,110
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	375,000	358,125
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021#	850,000	841,500

Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	3,015,000	3,135,600

		4,851,335

Finance-Leasing Companies - 0.6%

International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	2,950,000	3,219,187

Finance-Other Services - 0.9%

Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,340,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	826,667
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022(5)	1,425,000	1,207,688

		4,374,355

Financial Guarantee Insurance - 0.5%

Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	2,490,000	2,639,400

Food-Canned - 0.8%

TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022#	2,705,000	2,773,166
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,294,575

		4,067,741

Food-Flour & Grain - 0.5%

Post Holdings, Inc. Company Guar. Notes 6.00% due 12/15/2022*	740,000	754,800
Post Holdings, Inc. Company Guar. Notes 7.38% due 02/15/2022	1,580,000	1,668,875

		2,423,675

Food-Misc./Diversified - 0.1%

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 5.88% due 01/15/2024*	565,000	593,250

Funeral Services & Related Items - 0.5%

Service Corp. International Senior Notes 5.38% due 01/15/2022	2,300,000	2,400,625

Gambling (Non-Hotel) - 0.2%

Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	930,000	909,075

Hazardous Waste Disposal - 0.3%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021*	1,320,000	1,333,200

Hotels/Motels - 0.4%

FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	1,830,000	1,889,475

Independent Power Producers - 0.6%

Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023#	1,765,000	1,557,613
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	945,000	911,925
Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024	560,000	537,600

		3,007,138

Insurance-Life/Health - 0.3%

CNO Financial Group, Inc. Senior Notes 4.50% due 05/30/2020	350,000	361,375
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	920,000	947,600

		1,308,975

Internet Connectivity Services - 1.0%

Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,868,537
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	985,000	1,024,400

		4,892,937

Internet Content-Entertainment - 0.3%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,590,000	1,665,525

Medical Labs & Testing Services - 0.1%

inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	470,000	480,575

Medical-Drugs - 1.0%

PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*(5)	2,104,000	2,314,400
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	2,750,000	2,784,375

		5,098,775

Medical-HMO - 0.6%

MPH Acquisition Holdings LLC Senior Notes 7.13% due 06/01/2024*	540,000	554,850
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	2,165,000	2,243,481

		2,798,331

Medical-Hospitals - 6.8%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	200,000	203,722
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	7,645,000	6,570,037
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	2,010,000	1,864,275
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,350,000
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	545,000	559,988
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	690,000	700,350
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,322,000
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,402,500
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095(5)	1,820,000	1,765,400
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	2,790,000	2,880,675
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,419,691
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019	4,245,000	4,112,598
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	505,000	474,700
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	3,670,000	3,692,937

		34,318,873

Medical-Outpatient/Home Medical - 0.5%

Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,470,000	2,507,050

Medical-Wholesale Drug Distribution - 0.2%

Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,100,000	1,177,000

Metal-Aluminum - 0.3%

Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	1,325,000	1,359,980

Office Automation & Equipment - 1.1%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,417,050
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	3,870,000	4,063,500

		5,480,550

Oil Companies-Exploration & Production - 8.7%

Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	1,580,000	1,345,398
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	195,000	202,107
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	135,000	143,995
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	220,000	245,112
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	1,315,000	1,282,125
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	995,000	970,125
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,379,575
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	2,920,000	1,109,600
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*#	4,255,000	3,106,150
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	2,780,000	2,780,000
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	580,000	580,000
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024#	665,000	580,213
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	415,000	377,909
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	3,795,000	3,121,388

Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022#	1,425,000	1,346,625
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	1,595,000	1,569,081
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021#	3,275,000	3,475,594
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,045,225
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022#	1,765,000	1,650,275
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023#	1,380,000	1,304,100
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022#	1,135,000	1,142,094
Matador Resources Co. Company Guar. Notes 6.88% due 04/15/2023	400,000	402,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	3,756,000	3,455,520
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	191,580
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020(5)	245,000	243,163
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,360,000	1,339,600
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	555,000	560,550
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	1,460,000	1,507,450
SM Energy Co. Senior Notes 5.00% due 01/15/2024	1,495,000	1,278,389
SM Energy Co. Senior Notes 5.63% due 06/01/2025	25,000	21,500
SM Energy Co. Senior Notes 6.13% due 11/15/2022#	365,000	333,975
SM Energy Co. Senior Notes 6.50% due 11/15/2021#	170,000	158,950
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	2,240,000	1,948,800
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	3,110,000	2,799,000

		43,997,168

Physicians Practice Management - 0.4%

Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	860,000	862,150
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	1,330,000	1,360,763

		2,222,913

Pipelines - 1.9%

Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	2,705,000	2,434,500
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	4,565,000	3,960,137
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,377,000
Targa Resources Partners Company Guar. Notes 6.75% due 03/15/2024*	1,650,000	1,629,375

		9,401,012

Printing-Commercial - 0.5%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	2,950,000	2,603,375

Racetracks - 0.4%

GLP Capital LP / GLP Financing II, Inc. Company Guar. Notes 4.38% due 04/15/2021#	120,000	123,000
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	2,030,000	2,116,275

		2,239,275

Radio - 0.3%

Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,560,000	1,532,700

Real Estate Investment Trusts - 0.3%

Equinix, Inc. Senior Notes 5.88% due 01/15/2026	1,420,000	1,480,350

Retail-Apparel/Shoe - 0.9%

Chinos Intermediate Holdings, Inc. Senior Notes 8.50% due 05/01/2019*(7)	1,615,875	662,509
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	2,955,000	3,117,525

L Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	655,882

		4,435,916

Retail-Arts & Crafts - 0.5%

Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	2,600,000	2,704,000

Retail-Leisure Products - 0.5%

Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	2,385,000	2,432,700

Retail-Restaurants - 0.6%

CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	3,065,000	2,888,763

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(4)(5)(6)	50,000	0

Security Services - 0.3%

APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022*#	1,575,000	1,582,875

Semiconductor Equipment - 0.7%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	3,410,000	3,520,825

Soap & Cleaning Preparation - 0.5%

Sun Products Corp. Senior Notes 7.75% due 03/15/2021*#	2,545,000	2,462,288

Steel-Producers - 1.4%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020#	1,010,000	813,050
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021#	1,590,000	1,232,250
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	1,360,000	1,026,800
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	932,733
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,005,000	1,032,838
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	421,000	326,275
United States Steel Corp. Senior Notes 7.38% due 04/01/2020#	1,081,000	929,660
United States Steel Corp. Senior Notes 7.50% due 03/15/2022#	340,000	265,200
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	635,000	655,638

		7,214,444

Steel-Specialty - 0.0%

Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	180,000	171,675

Telecommunication Equipment - 1.2%

Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	5,385,000	5,708,100
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	509,600

		6,217,700

Telephone-Integrated - 2.6%

Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	1,235,000	1,285,944
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	3,030,000	3,083,025
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	455,000	457,275
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026*	5,110,000	5,097,225
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	2,175,000	2,207,625
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	950,000	966,815

		13,097,909

Television - 3.0%

Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	705,000	727,913
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,360,000	1,452,684
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	815,000	854,731
Sinclair Television Group, Inc. Senior Notes 5.88% due 03/15/2026*	1,585,000	1,636,512
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	1,540,000	1,570,800

TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,795,550
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	5,290,000	5,342,900

		15,381,090

Theaters - 0.3%

Carmike Cinemas, Inc. Sec. Notes 6.00% due 06/15/2023*	1,485,000	1,566,675

Total U.S. Corporate Bonds & Notes
(cost $379,216,364)		375,685,421

FOREIGN CORPORATE BONDS & NOTES - 13.4%
Building Products-Cement - 0.7%

Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	1,830,000	1,729,350
Cemex SAB de CV Senior Sec. Notes 6.13% due 05/05/2025*	1,135,000	1,103,787
Cemex SAB de CV Senior Sec. Notes 7.75% due 04/16/2026*	710,000	746,388

		3,579,525

Cable/Satellite TV - 1.4%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	3,755,000	3,745,612
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,030,000	1,039,013
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	2,410,000	2,485,312

		7,269,937

Containers-Metal/Glass - 1.0%

Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019*(7)	1,118,778	1,152,341
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*#	3,375,000	3,324,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	450,000	453,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	295,000	300,900
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	140,294	137,138

		5,368,129

Containers-Paper/Plastic - 0.1%

Beverage Packaging Holdings Luxembourg II SA Company Guar. Notes 6.00% due 06/15/2017*	310,000	310,000

Diversified Manufacturing Operations - 0.7%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,485,000	3,843,107

Diversified Minerals - 0.9%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	590,000	533,950
Anglo American Capital PLC Company Guar. Notes 4.13% due 09/27/2022*	745,000	676,088
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*#	490,000	445,900
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/2019*	890,000	992,350
Teck Resources, Ltd. Company Guar. Notes 8.00% due 06/01/2021*	665,000	678,300
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	1,185,000	1,214,625

		4,541,213

Finance-Leasing Companies - 1.2%

AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	5,720,000	5,884,450

Forestry - 0.6%

Tembec Industries, Inc. Senior Sec. Notes 9.00% due 12/15/2019*#	3,820,000	2,979,600

Gold Mining - 0.0%

New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	110,000	104,225

Medical-Drugs - 2.6%

Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*#	585,000	512,115
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025	5,540,000	4,805,950

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*#		1,910,000	1,585,300
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*#		6,540,000	5,509,950
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*		770,000	643,912

			13,057,227

Metal-Aluminum - 0.4%

Constellium NV Senior Sec. Notes 7.88% due 04/01/2021*#		1,830,000	1,857,450

Multimedia - 0.3%

Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,415,000	1,450,375

Oil Companies-Exploration & Production - 1.2%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		2,340,000	1,790,100
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		1,735,000	1,335,950
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*		1,220,000	977,830
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*		2,465,000	1,947,350

			6,051,230

Semiconductor Equipment - 0.4%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,230,000	1,233,075
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		710,000	743,725

			1,976,800

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015†*(1)(4)(5)(6)		925,000	0

Steel-Producers - 0.5%

ArcelorMittal Senior Notes 6.50% due 03/01/2021#		1,420,000	1,469,700
ArcelorMittal Senior Notes 7.25% due 02/25/2022#		1,060,000	1,107,700

			2,577,400

Telecom Services - 0.9%

Wind Acquisition Finance SA Senior Sec. Notes 4.00% due 07/15/2020*	EUR	2,245,000	2,482,288
Wind Acquisition Finance SA Senior Sec. Notes 4.75% due 07/15/2020*		1,940,000	1,901,200
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*#		220,000	226,050

			4,609,538

Television - 0.5%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,828,800

Total Foreign Corporate Bonds & Notes
(cost $73,058,686)			68,289,006

LOANS(5)(8)(9)(10) - 1.4%
Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(4)(5)		2,037,810	0

Cable/Satellite TV - 0.3%

Virgin Media Investment Holdings, Ltd. FRS BTL-F 3.65% due 06/30/2023		1,230,000	1,229,146

E-Commerce/Products - 0.2%

Lands’ End, Inc. FRS BTL-B 4.25% due 04/04/2021		1,018,507	853,000

Electric-Integrated - 0.2%

Texas Competitive Electric Holdings Co. LLC FRS BTL 4.92% due 10/10/2017†(1)(2)		3,873,748	1,214,006

Electronic Components-Semiconductors - 0.1%

NXP BV FRS BTL-B 3.75% due 12/07/2020		347,449	348,535

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021		635,000	619,919

Machinery-General Industrial - 0.3%

Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020		1,833,000	1,690,178

Medical-Wholesale Drug Distribution - 0.2%

Vizient, Inc. FRS First Lien 6.25% due 02/13/2023	895,000	901,339

Total Loans
(cost $9,750,776)		6,856,123

COMMON STOCKS†(4)(5) - 0.0%
Multimedia - 0.0%

Haights Cross Communication, Inc.
(cost $82,159)	10,439	0

MEMBERSHIP INTEREST CERTIFICATES†(5)(11) - 0.1%
Casino Services - 0.1%

Herbst Gaming, Inc.
(cost $232,701)	23,439	304,708

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.3%
Banks-Commercial - 1.1%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(5)(12)	3,200,000	3,304,909
Banco Bilbao Vizcaya Argentaria SA VRS 9.00% due 05/09/2018(12)	1,000,000	1,035,000
Intesa Sanpaolo SpA VRS 7.70% due 09/17/2025*#(12)	1,435,000	1,327,375

		5,667,284

Diversified Banking Institutions - 2.7%
Barclays PLC VRS 8.25% due 12/15/2018(12)	2,595,000	2,643,737
BNP Paribas SA VRS 7.63% due 03/30/2021*#(12)	1,615,000	1,661,431
Credit Agricole SA VRS 7.88% due 01/23/2024*#(12)	775,000	759,500
Credit Agricole SA VRS 8.13% due 12/23/2025*(12)	1,970,000	2,043,383
Credit Suisse Group AG VRS 6.25% due 12/18/2024(12)	3,675,000	3,541,781
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(12)	1,690,000	1,867,450
Royal Bank of Scotland Group PLC FRS 7.64% due 09/30/2017(5)(12)	500,000	481,250
Societe Generale SA VRS 8.25% due 11/29/2018(12)	875,000	901,250

		13,899,782

Insurance-Multi-line - 0.2%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	920,000	995,900

Multimedia - 0.3%
NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(12)	1,260,000	1,304,100

Total Preferred Securities/Capital Securities
(cost $22,566,025)		21,867,066

WARRANTS†(4)(5)(11) - 0.1%
Television - 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	306	350,393
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	310	354,974

Total Warrants
(cost $0)		705,367

Total Long-Term Investment Securities
(cost $488,052,122)		475,844,035

SHORT-TERM INVESTMENT SECURITIES - 10.6%
Registered Investment Companies - 10.6%
State Street Navigator Securities Lending Prime Portfolio 0.53%(13)(14) (cost $53,601,798)	53,601,798	53,601,798

REPURCHASE AGREEMENTS - 4.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/2016, to be repurchased 06/01/2016 in the amount of $23,069,006 collateralized by $23,505,000 of United States Treasury Notes, bearing interest at 2.00% due 08/31/2021 and having an approximate value of $23,534,381 (cost $23,069,000)	$23,069,000	23,069,000

TOTAL INVESTMENTS
(cost $564,722,920)(3)	108.7%	552,514,833
Liabilities in excess of other assets	(8.7)	(44,115,391)

NET ASSETS	100.0%	$508,399,442

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2016, the aggregate value of these securities was $203,022,705 representing 39.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Company has filed for bankruptcy protection.
(2)	Security is in default of interest
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(5)	Illiquid security. At May 31, 2016, the aggregate value of these securities was $17,504,552 representing 3.4% of net assets.
(6)	Security in default of interest and principal at maturity.

(7)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest the form of additional securities at the coupon rate listed.
(8)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	All loans in the fund were purchased through assignment agreements unless otherwise indicated.
(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest
Certificate
Herbst Gaming, Inc.	03/26/2008	23,439	$232,701	$304,708	$13.00	0.06%

Warrants
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	11/11/2010	310	—	354,974	1,145.08	0.07
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	03/01/2011	306	—	350,393	1,145.08	0.07

				$1,010,075		0.20%

(12)	Perpetual maturity - maturity date reflects the next call date.
(13)	At May 31, 2016, the Fund had loaned securities with a total value of 52,598,921. This was secured by collateral of $53,601,798, which was received in cash and subsequently invested in short-term investments currently valued at $53,601,798 as reported in the Portfolio of Investments.
(14)	The rate shown is the 7-day yield as of May 31, 2016.
(15)	Denominated in United Sates dollars unless otherwise indicated.

BTL	- Bank Term Loan
EUR	- Euro Dollar
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS are the current interest rates at May 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver	In Exchange For	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA	EUR 6,418,000	USD 7,161,365	06/30/2016	$13,393	$—

EUR	- Euro Dollar
USD	- United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at May 31, 2016(2)	Notional Amount(000)(3)	Value at May 31, 2016(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	06/20/2021	0.4361%	$19,030	$518,459	$281,934	$236,525

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$2,136,344	$—	$2,136,344
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	375,685,421	—	375,685,421
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	68,289,006	—	68,289,006
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	6,856,123	—	6,856,123
Common Stocks	—	—	0	0
Membership Interest Certificates	—	304,708	—	304,708
Preferred Securities/Capital Securities	—	21,867,066	—	21,867,066
Warrants	—	—	705,367	705,367
Short-Term Investment Securities	53,601,798	—	—	53,601,798
Repurchase Agreements	—	23,069,000	—	23,069,000

Total Investments at Value	$53,601,798	$498,207,668	$705,367	$552,514,833

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$13,393	$—	$13,393
Centrally Cleared Credit Default Swaps on
Credit Indicies — Sell Protection	—	236,525	—	236,525

Total Other Financial Instruments	$—	$249,918	$—	$249,918

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.8%
Australia - 4.7%

Ansell, Ltd.	98,827	$1,364,974
Aristocrat Leisure, Ltd.	836,914	7,778,753
AUB Group, Ltd.	225,286	1,571,266
Computershare, Ltd.	146,066	1,133,814
DuluxGroup, Ltd.	175,171	815,335
Iluka Resources, Ltd.	173,690	809,698
Orica, Ltd.	113,578	1,116,404
Reliance Worldwide Corp., Ltd.†	171,491	387,948
Star Entertainment Group, Ltd.	2,336,564	9,541,449
Super Retail Group, Ltd.	99,524	663,204
Vocus Communications, Ltd.	703,529	4,784,756

		29,967,601

Austria - 1.4%

BUWOG AG	151,324	3,257,973
Lenzing AG	17,570	1,611,837
Mayr-Melnhof Karton AG	8,337	954,054
Wienerberger AG	165,394	2,974,775

		8,798,639

Belgium - 0.7%

Elia System Operator SA/NV	30,254	1,527,419
Orange Belgium SA†	107,749	2,585,961

		4,113,380

Bermuda - 2.2%

Cafe de Coral Holdings, Ltd.	416,000	1,159,013
China Resources Gas Group, Ltd.	794,000	2,217,263
Credicorp, Ltd.	11,005	1,542,901
Dairy Farm International Holdings, Ltd.	209,700	1,392,408
Esprit Holdings, Ltd.†	407,350	331,300
First Pacific Co., Ltd.	1,316,250	862,171
Global Brands Group Holding, Ltd.†	5,038,000	512,180
Hiscox, Ltd.	225,581	3,213,293
Midland Holdings, Ltd.†	2,892,000	707,113
Pacific Basin Shipping, Ltd.†#	1,186,049	146,525
Peace Mark Holdings, Ltd.†(1)(6)	686,000	0
Shangri-La Asia, Ltd.	282,000	321,529
VTech Holdings, Ltd.	115,549	1,266,901

		13,672,597

Brazil - 0.7%

BR Insurance Corretora de Seguros SA	4,710	27,763
BRF SA	38,700	489,105
CETIP SA - Mercados Organizados	43,100	506,785
Estacio Participacoes SA	85,922	258,223
Fibria Celulose SA	34,555	319,387
GAEC Educacao SA	64,946	184,399
Kroton Educacional SA	99,088	303,823
Linx SA	31,300	407,101
Localiza Rent a Car SA	44,378	408,337
Odontoprev SA	143,914	446,446
Qualicorp SA	79,337	334,815
TOTVS SA	39,595	324,553
Ultrapar Participacoes SA	28,400	536,390

		4,547,127

Canada - 5.3%

Agnico Eagle Mines, Ltd.#	33,752	1,514,960
Alimentation Couche-Tard, Inc., Class B	39,515	1,738,678
Descartes Systems Group, Inc.†	195,097	4,067,527
Detour Gold Corp.†	285,921	5,649,303
Dollarama, Inc.	66,109	4,552,288
Pan American Silver Corp.#	163,443	2,309,528
Parex Resources, Inc.†	338,100	3,478,072
Raging River Exploration, Inc.†	375,121	3,089,417
Silver Standard Resources, Inc.†#	282,230	2,548,216
Stantec, Inc.	18,477	484,557
TORC Oil & Gas, Ltd.#	80,938	503,644
Torex Gold Resources, Inc.†	2,387,000	3,440,294

		33,376,484

Cayman Islands - 2.5%

51job, Inc. ADR†#	38,058	1,180,179
Ajisen China Holdings, Ltd.	829,000	349,917
ASM Pacific Technology, Ltd.	112,800	828,136
Hengan International Group Co., Ltd.	139,500	1,254,840
Shenguan Holdings Group, Ltd.	886,000	84,373
Stella International Holdings, Ltd.	476,000	1,169,977
Sunny Optical Technology Group Co., Ltd.	2,342,000	8,107,300
Tingyi Cayman Islands Holding Corp.#	832,000	765,537
Tongda Group Holdings, Ltd.	7,582,467	1,610,021
Want Want China Holdings, Ltd.#	568,000	401,290

		15,751,570

Colombia - 0.1%

Bancolombia SA ADR#	10,221	332,796

Denmark - 1.2%

Carlsberg A/S, Class B	9,617	927,935
Chr. Hansen Holding A/S	5,917	375,040
DSV A/S	41,123	1,875,687
Jyske Bank A/S	40,426	1,623,765
Sydbank A/S	50,636	1,443,778
TDC A/S	174,190	871,901
William Demant Holding A/S†#	19,725	416,058

		7,534,164

Faroe Islands - 1.0%

Bakkafrost P/F	170,891	6,624,743

Finland - 1.2%

Huhtamaki Oyj	175,352	7,330,112
Tikkurila Oyj	9,537	166,280

		7,496,392

France - 4.2%

Capgemini SA#	7,592	723,929
Christian Dior SE	13,507	2,202,436
Edenred	19,861	367,937
Elior Participations SCA*	242,592	5,442,938
Eutelsat Communications SA	34,928	696,419
Havas SA	143,682	1,210,519
Legrand SA#	15,550	855,310
Neopost SA	10,969	264,841
Remy Cointreau SA	55,949	4,646,465
SEB SA	2,565	315,504
Societe BIC SA	3,235	431,751
Sodexo SA	24,303	2,556,161

Technip SA	14,844	814,826
Teleperformance	54,482	4,751,349
Virbac SA#	7,737	1,333,899

		26,614,284

Germany - 5.3%

Amadeus Fire AG	12,004	854,934
Aurelius AG	85,561	5,140,771
Beiersdorf AG	17,444	1,585,333
Brenntag AG	33,062	1,769,796
CTS Eventim AG & Co. KGaA	17,698	610,442
Deutsche Wohnen AG (BR)	51,494	1,653,815
ElringKlinger AG	17,675	401,188
FUCHS PETROLUB SE (preference shares)	39,492	1,607,574
GEA Group AG	48,549	2,250,663
Gerresheimer AG	20,357	1,620,397
Gerry Weber International AG#	11,530	151,316
Henkel AG & Co. KGaA (preference shares)	17,285	2,014,569
Infineon Technologies AG	93,528	1,402,782
Krones AG	17,346	2,067,033
KUKA AG#	9,496	1,119,967
LEG Immobilien AG	15,651	1,396,610
MTU Aero Engines AG	10,184	961,908
Nemetschek SE	44,683	2,593,215
Pfeiffer Vacuum Technology AG	4,567	434,415
Symrise AG	57,834	3,628,641
TAG Immobilien AG	15,518	212,028

		33,477,397

Hong Kong - 0.3%

Techtronic Industries Co., Ltd.	417,500	1,676,286

Indonesia - 0.6%

PT Semen Indonesia Persero Tbk	279,500	184,151
Waskita Karya Persero Tbk PT	18,010,900	3,309,470
XL Axiata Tbk PT†	628,000	162,287

		3,655,908

Ireland - 3.5%

Dalata Hotel Group PLC†	632,603	3,322,247
DCC PLC	30,746	2,800,997
Greencore Group PLC	649,748	3,243,842
Hibernia REIT PLC	1,627,950	2,354,741
Irish Continental Group PLC	278,531	1,673,501
Kerry Group PLC, Class A	15,007	1,354,171
Kingspan Group PLC	154,783	4,349,399
Paddy Power PLC	19,846	2,634,383
XL Group PLC	13,878	476,709

		22,209,990

Isle of Man - 0.7%

Paysafe Group PLC†	773,250	4,614,138

Israel - 0.1%

Bezeq The Israeli Telecommunication Corp., Ltd.	396,798	767,292

Italy - 3.5%

A2A SpA	2,516,636	3,586,974
Brembo SpA	93,993	5,422,542
Buzzi Unicem SpA#	165,957	3,297,887
Cerved Information Solutions SpA	237,286	1,974,842
Davide Campari - Milano SpA	81,152	784,202
Infrastrutture Wireless Italiane SpA*	90,669	438,841
Iren SpA	2,193,556	4,027,090
Moncler SpA	137,316	2,290,242
Unione di Banche Italiane SpA#	130,844	486,249

		22,308,869

Japan - 19.3%

ABC-Mart, Inc.	75,200	4,875,929
AEON Financial Service Co., Ltd.	45,700	1,009,869
Ain Holdings, Inc.	53,600	3,446,354
Air Water, Inc.	24,000	376,033
Asante, Inc.	10,800	135,957
Brother Industries, Ltd.#	60,100	721,298
Chiba Bank, Ltd.#	159,000	835,671
Coca-Cola East Japan Co., Ltd.	12,700	244,974
Coca-Cola West Co., Ltd.	23,300	649,122
Concordia Financial Group, Ltd.†	64,000	298,399
Cosmos Pharmaceutical Corp.#	5,700	1,024,337
Daifuku Co., Ltd.	272,800	4,732,459
Daiseki Co., Ltd.	50,200	959,256
Daiwa Securities Group, Inc.#	149,000	869,497
FamilyMart Co., Ltd.	8,100	425,719
Fuji Seal International, Inc.#	57,200	2,228,907
Fujikura, Ltd.	453,000	2,364,510
Glory, Ltd.	3,300	96,108
Gurunavi, Inc.	306,200	7,919,418
Heian Ceremony Service Co., Ltd.	1,812	10,554
Hirose Electric Co., Ltd.#	5,200	646,155
Hogy Medical Co., Ltd.	3,200	198,817
Ichigo, Inc.#	1,389,700	5,848,198
Iriso Electronics Co., Ltd.	9,550	547,636
Japan Exchange Group, Inc.	9,500	129,543
Japan Pure Chemical Co., Ltd.	2,600	50,011
Jeol, Ltd.	63,000	315,185
JGC Corp.#	29,060	449,540
Kakaku.com, Inc.	18,100	343,252
Kansai Paint Co., Ltd.	65,000	1,316,612
Kintetsu World Express, Inc.	17,300	220,908
Kobayashi Pharmaceutical Co., Ltd.	24,000	1,961,439
Koito Manufacturing Co., Ltd.#	44,700	2,111,175
KYORIN Holdings, Inc.	8,800	170,461
Lawson, Inc.	19,000	1,504,764
Matsumotokiyoshi Holdings Co., Ltd.#	66,000	3,611,866
Meitec Corp.	8,800	313,108
Milbon Co., Ltd.	15,100	671,581
Miraca Holdings, Inc.	37,400	1,582,327
Mitsubishi Pencil Co., Ltd.	3,400	176,855
MonotaRO Co., Ltd.#	12,300	425,976
Nakanishi, Inc.	29,100	999,914
Next Co., Ltd.#	453,000	4,696,293
NGK Spark Plug Co., Ltd.#	39,900	774,327
Nihon Kohden Corp.#	32,600	942,069
Nippon Television Holdings, Inc.	38,200	675,792
Nitori Holdings Co., Ltd.	10,900	1,108,358
Nomura Research Institute, Ltd.	51,000	1,927,439

OBIC Business Consultants Co., Ltd.#	21,300	938,673
OBIC Co., Ltd.	108,700	5,919,185
Omron Corp.#	6,500	209,554
Park24 Co., Ltd.	4,600	131,684
Proto Corp.	35,600	425,972
Rakuten, Inc.#	7,500	80,903
S Foods, Inc.#	13,300	355,756
Santen Pharmaceutical Co., Ltd.	117,900	1,737,597
Seria Co., Ltd.#	22,900	1,493,096
Shimamura Co., Ltd.#	3,300	429,133
Shimano, Inc.	2,300	359,119
Shimizu Corp.#	943,000	8,447,699
Shizuoka Bank, Ltd.#	64,000	479,126
SK Kaken Co., Ltd.	4,000	314,625
Sony Financial Holdings, Inc.#	54,800	670,556
Square Enix Holdings Co., Ltd.	99,300	3,143,058
Stanley Electric Co., Ltd.	57,700	1,225,021
Start Today Co., Ltd.	207,400	9,477,076
Sugi Holdings Co., Ltd.	56,700	2,969,793
Sundrug Co., Ltd.	17,500	1,449,180
Taiko Pharmaceutical Co., Ltd.#	10,700	153,734
TechnoPro Holdings, Inc.	113,600	3,446,932
Temp Holdings Co., Ltd.#	330,500	5,276,778
Terumo Corp.#	22,900	963,688
Toshiba Plant Systems & Services Corp.	18,000	256,667
Tsumura & Co.	13,000	306,994
Unicharm Corp.#	73,200	1,433,460
USS Co., Ltd.#	72,700	1,152,197
Welcia Holdings Co., Ltd.	2,800	157,529
Yamato Holdings Co., Ltd.	92,600	1,882,773
Zojirushi Corp.#	9,900	169,418

		122,400,948

Jersey - 0.4%

Wizz Air Holdings PLC†#*	94,401	2,645,641

Luxembourg - 0.9%

B&M European Value Retail SA	299,104	1,347,274
Globant SA†#	17,017	683,063
Grand City Properties SA	153,677	3,234,252
Samsonite International SA	181,800	541,604

		5,806,193

Malaysia - 0.2%

Public Bank Bhd	302,700	1,401,701

Mexico - 1.1%

Alsea SAB de CV	117,354	444,701
Bolsa Mexicana de Valores SAB de CV	212,608	333,828
Concentradora Fibra Hotelera Mexicana SA de CV	568,752	448,980
Elementia SAB de CV†*	304,000	371,584
Fibra Uno Administracion SA de CV	255,321	551,402
Genomma Lab Internacional SAB de CV, Class B†#	580,482	591,907
Grupo Aeroportuario del Centro Norte SAB de CV	551,600	3,168,523
Grupo Financiero Inbursa SAB de CV, Class O	289,933	483,359
Grupo Lala SAB de CV	114,743	275,842
Promotora y Operadora de Infraestructura SAB de CV	33,901	404,698

		7,074,824

Netherlands - 0.7%

Aalberts Industries NV	15,820	558,163
ASM International NV#	29,275	1,181,743
Corbion NV	74,277	1,847,101
IMCD Group NV	14,262	591,344

		4,178,351

New Zealand - 0.4%

Fisher & Paykel Healthcare Corp., Ltd.	324,459	2,294,078

Norway - 1.9%

Aker Solutions ASA†	149,183	520,721
Havfisk ASA	190,461	778,637
Leroey Seafood Group ASA	76,279	3,893,460
Marine Harvest ASA	87,280	1,457,518
Salmar ASA	150,272	4,508,735
Storebrand ASA†	112,558	491,103
XXL ASA*	28,498	344,064

		11,994,238

Panama - 0.1%

Copa Holdings SA, Class A#	14,583	752,045

Philippines - 0.3%

Jollibee Foods Corp.	113,080	569,208
Security Bank Corp.	274,080	1,189,741

		1,758,949

Singapore - 0.9%

Ascendas India Trust	2,141,700	1,485,239
City Developments, Ltd.	165,900	986,654
Singapore Technologies Engineering, Ltd.	384,300	901,379
Super Group, Ltd.	2,261,300	1,445,025
Venture Corp., Ltd.	138,063	834,133

		5,652,430

South Africa - 0.3%

Clicks Group, Ltd.	166,364	1,140,056
Woolworths Holdings, Ltd.	126,484	669,591

		1,809,647

South Korea - 2.2%

CJ O Shopping Co., Ltd.	2,243	363,231
Coway Co., Ltd.	7,303	631,154
DuzonBizon Co, Ltd.	143,720	2,930,354
LG Household & Health Care, Ltd.	713	631,757
Mando Corp.	21,643	4,031,504
Osstem Implant Co., Ltd.†	58,048	3,623,738
Samsung Fire & Marine Insurance Co., Ltd.	5,881	1,371,806
TK Corp.	55,553	442,354

		14,025,898

Spain - 1.1%

Amadeus IT Holding SA, Class A	113,014	5,235,395
Cellnex Telecom SAU*	58,607	945,532
Viscofan SA	17,126	956,955

		7,137,882

Sweden - 2.1%

AAK AB	52,179	3,912,792
NetEnt AB	678,919	7,732,238
Saab AB, Series B	13,030	433,170
Swedish Match AB	38,003	1,296,631

		13,374,831

Switzerland - 3.9%

Autoneum Holding AG	12,319	2,989,278
Burckhardt Compression Holding AG	1,550	567,216
Coca-Cola HBC AG	20,922	406,961
DKSH Holding AG	3,328	211,934
Geberit AG	4,454	1,702,736
Julius Baer Group, Ltd.	9,675	430,508
Lonza Group AG†	2,376	410,183
Oriflame Holding AG†	102,889	2,426,258
Sika AG (BR)†	529	2,288,431
Sonova Holding AG	10,337	1,380,000
Temenos Group AG	106,759	5,928,669
U-Blox AG	8,904	1,813,048
Ypsomed Holding AG	21,457	3,820,814

		24,376,036

Taiwan - 1.8%

Advantech Co., Ltd.	100,235	740,717
Chroma ATE, Inc.	863,000	2,069,348
Cub Elecparts, Inc.	274,136	3,126,979
E.Sun Financial Holding Co., Ltd.	3,012,747	1,685,937
Ennoconn Corp.	118,000	1,606,501
Siliconware Precision Industries Co., Ltd.	407,000	661,433
Voltronic Power Technology Corp.	38,000	528,417
Yuanta Financial Holding Co., Ltd.	2,564,807	865,094

		11,284,426

Thailand - 0.5%

AEON Thana Sinsap Thailand PCL	161,200	413,999
AEON Thana Sinsap Thailand PCL NVDR	23,800	61,124
Glow Energy PCL†	240,300	578,469
Minor International PCL	59,554	65,430
Precious Shipping PCL†	889,250	149,349
PTT Global Chemical PCL	888,000	1,478,964
Thai Beverage PCL#	1,126,900	716,025

		3,463,360

Turkey - 0.1%

Ford Otomotiv Sanayi AS	18,977	224,862
Tofas Turk Otomobil Fabrikasi AS	38,930	291,965

		516,827

United Kingdom - 16.2%

Abcam PLC	35,958	333,571
Aberdeen Asset Management PLC	120,207	485,918
Admiral Group PLC	23,188	660,940
Ashtead Group PLC	34,083	481,794
Babcock International Group PLC	82,576	1,240,241
Bellway PLC	128,194	5,074,354
Booker Group PLC	1,261,402	3,325,051
Britvic PLC	54,435	532,570
Bunzl PLC	333,762	9,880,780
Burberry Group PLC	33,108	515,004
Cineworld Group PLC	270,202	2,205,240
Cobham PLC	170,534	402,598
Compass Group PLC	189,719	3,536,412
Croda International PLC	88,625	3,773,784
Dignity PLC	149,096	5,487,115
Domino’s Pizza Group PLC	429,213	6,558,413
Electrocomponents PLC	94,611	388,891
Elementis PLC	237,885	725,947
Essentra PLC	31,341	376,760
Exova Group PLC	217,173	537,868
Fevertree Drinks PLC	437,584	4,626,555
Foxtons Group PLC	158,623	375,627
GKN PLC	156,634	623,640
Halma PLC	542,102	7,443,253
Hargreaves Lansdown PLC	41,056	802,162
IG Group Holdings PLC	123,283	1,427,562
IMI PLC	38,010	553,270
Intertek Group PLC	48,963	2,224,621
Jardine Lloyd Thompson Group PLC#	90,235	1,206,939
John Wood Group PLC	50,900	454,121
Just Eat PLC†#	427,598	2,815,390
Meggitt PLC	154,254	866,845
Micro Focus International PLC	221,720	5,234,388
Mitie Group PLC#	140,876	574,774
Next PLC	43,154	3,400,113
Poundland Group PLC	86,515	217,402
PZ Cussons PLC#	26,453	134,173
Rathbone Brothers PLC	57,178	1,598,305
Rightmove PLC	53,069	3,246,671
Rotork PLC#	124,919	355,882
RPC Group PLC	304,302	3,550,126
Schroders PLC	75,589	2,966,889
SIG PLC	93,783	182,285
Smith & Nephew PLC	55,276	938,291
Smiths Group PLC	21,920	356,211
Spectris PLC	59,311	1,441,453
Spirax-Sarco Engineering PLC	18,203	909,569
Stagecoach Group PLC	456,585	1,707,463
Tate & Lyle PLC	31,927	290,628
Travis Perkins PLC	25,273	703,898
Victrex PLC	31,248	653,073
Whitbread PLC	44,119	2,691,457
Zoopla Property Group PLC*	353,600	1,664,443

		102,760,730

United States - 1.2%

China Biologic Products, Inc.†	25,590	3,018,596
Cognizant Technology Solutions Corp., Class A†	25,535	1,568,870
EPAM Systems, Inc.†	20,542	1,571,669
Gran Tierra Energy, Inc.†	404,280	1,190,011
PriceSmart, Inc.	3,899	345,413

		7,694,559

Total Common Stocks
(cost $501,096,801)		599,943,251

EXCHANGE-TRADED FUNDS - 0.1%
United States - 0.1%

iShares MSCI EAFE Small-Cap ETF
(cost $287,420)	6,231	319,526

EQUITY CERTIFICATES - 1.0%

Deutsche Bank AG - MOIL, Ltd.†	265,521	893,620
Merrill Lynch - Bajaj Electricals, Ltd.†	12,233	42,798
Merrill Lynch - CESC, Ltd.†	160,320	1,297,381
Merrill Lynch - Shriram Transport Finance Co., Ltd.†	95,639	1,677,822
Merrill Lynch Int’l & Co. - Dabur India, Ltd.†	320,195	1,378,621
Merrill Lynch Int’l & Co. - Federal Bank Ltd.†	1,226,389	954,172

Total Equity Certificates
(cost $5,463,113)		6,244,414

RIGHTS - 0.0%

Pacific Basin Shipping, Ltd. Expires 06/16/2016 (strike price HKD 0.60) †
(cost $185,715)	1,186,049	53,420

WARRANTS - 0.0%

Precious Shipping PCL Expires 06/15/2018 (strike price THB 17.50) †
(cost $0)	27,795	1,439

Total Long-Term Investment Securities
(cost $507,033,049)		606,562,050

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Registered Investment Companies - 4.5%

State Street Navigator Securities Lending Prime Portfolio 0.53%(2)(5)	28,522,336	28,522,336
U.S. Government Agencies - 0.9%

Federal Home Loan Bank Disc. Notes 0.15% due 06/01/2016	5,655,000	5,655,000
Total Short-Term Investment Securities
(cost $34,177,336)		34,177,336

REPURCHASE AGREEMENTS - 0.4%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2016, to be repurchased 06/01/2016 in the amount of $2,737,001 collateralized by $2,765,000 of United States Treasury Notes, bearing interest at 1.75% due 04/30/2022 and having an approximate value of $2,796,106

(cost $2,737,000)	2,737,000	2,737,000

TOTAL INVESTMENTS —
(cost $543,947,385)(4)	101.7%	643,476,386
Liabilities in excess of other assets	(1.7)	(10,529,764)

NET ASSETS —	100.0%	$632,946,622

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2016, the aggregate value of these securities was $11,853,043 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	At May 31, 2016, the Fund had loaned securities with a total value of $29,823,670. This was secured by collateral of $28,522,336, which was received in cash and subsequently invested in short-term investments currently valued at $28,522,336 as reported in the Portfolio of Investments. Additional collateral of $2,843,541 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2016
United States Treasury Bills	0.00%	07/14/2016 to 09/08/2016	$17,700
United States Treasury Notes/Bonds	0.13% to 8.88%	06/15/2016 to 08/15/2045	2,825,841

(4)	See Note 5 for cost of investments on a tax basis.
(5)	The rate shown is a 7-day yield as of May 31, 2016.
(6)	Illiquid security. At May 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.

ADR - American Depositary Receipt

BR - Bearer Shares

ETF - Exchange Traded Fund

HKD - Hong Kong Dollars

NVDR - Non-Voting Depositary Receipt

THB - Thai Baht

Industry Allocation*

Registered Investment Companies	4.5%
Auto/Truck Parts & Equipment-Original	2.7
E-Commerce/Services	2.7
Fisheries	2.6
Containers-Paper/Plastic	2.3
Food-Misc./Diversified	2.0
Computer Services	1.9
Building & Construction Products-Misc.	1.9
Investment Management/Advisor Services	1.8
Banks-Commercial	1.8
Enterprise Software/Service	1.7
Entertainment Software	1.7
Gold Mining	1.6
Distribution/Wholesale	1.6
E-Commerce/Products	1.6
Casino Hotels	1.5
Electronic Measurement Instruments	1.5
Retail-Drug Store	1.5
Retail-Restaurants	1.5
Retail-Apparel/Shoe	1.5
Real Estate Operations & Development	1.4
Chemicals-Diversified	1.4
Oil Companies-Exploration & Production	1.4
Commercial Services	1.3
Building & Construction-Misc.	1.3
Building-Residential/Commercial	1.3
Photo Equipment & Supplies	1.3
Cosmetics & Toiletries	1.2
Applications Software	1.2
Casino Services	1.2
Medical Products	1.2
Electric-Integrated	1.2
Hotels/Motels	1.2
Retail-Discount	1.1
Beverages-Non-alcoholic	1.0
Human Resources	1.0
Food-Catering	1.0
Chemicals-Specialty	1.0
Computers-Integrated Systems	0.9
Machinery-General Industrial	0.9
Apparel Manufacturers	0.9
U.S. Government Agencies	0.9
Funeral Services & Related Items	0.9
Internet Content-Information/News	0.9
Diversified Operations/Commercial Services	0.9
Beverages-Wine/Spirits	0.8
Insurance-Property/Casualty	0.8
Transactional Software	0.8
Private Equity	0.8
Medical Labs & Testing Services	0.8
Telecom Services	0.8
Dental Supplies & Equipment	0.8
Medical-Drugs	0.7
Machinery-Material Handling	0.7
Internet Financial Services	0.7
Transport-Services	0.6
Retail-Convenience Store	0.6
Building Products-Cement	0.6
Real Estate Investment Trusts	0.6
Medical-Biomedical/Gene	0.6
Retail-Misc./Diversified	0.6
Electronic Components-Misc.	0.5
Airlines	0.5
Food-Wholesale/Distribution	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Diversified Financial Services	0.5
Machine Tools & Related Products	0.5
Real Estate Management/Services	0.5
Computer Software	0.4
Insurance Brokers	0.4
Oil Refining & Marketing	0.4
Repurchase Agreements	0.4
Gambling (Non-Hotel)	0.4
Coatings/Paint	0.4
Cellular Telecom	0.4
Precious Metals	0.4
Finance-Other Services	0.4
Wire & Cable Products	0.4
Silver Mining	0.4
Respiratory Products	0.4
Wireless Equipment	0.4
Gas-Distribution	0.4
Engineering/R&D Services	0.4
Airport Development/Maintenance	0.3
Aerospace/Defense	0.3
Food-Flour & Grain	0.3
Theaters	0.3
Transport-Marine	0.3
Soap & Cleaning Preparation	0.3
Semiconductor Equipment	0.3
Transport-Truck	0.3
Electric-Generation	0.3
Oil-Field Services	0.3
Finance-Auto Loans	0.3
Containers-Metal/Glass	0.3
Chemicals-Fibers	0.3
Computers-Periphery Equipment	0.3
Electric-Transmission	0.3
Diversified Manufacturing Operations	0.3
Brewery	0.2
Satellite Telecom	0.2
Telephone-Integrated	0.2
Electric Products-Misc.	0.2
Electronic Components-Semiconductors	0.2
Food-Retail	0.2
Building-Maintenance & Services	0.2
Rubber/Plastic Products	0.2
Veterinary Products	0.2
Tobacco	0.2
Telecommunication Equipment	0.2
Female Health Care Products	0.2
Advertising Services	0.2
Electronic Connectors	0.2
Footwear & Related Apparel	0.2
Retail-Automobile	0.2
Insurance-Life/Health	0.2
Explosives	0.2
Appliances	0.2
Retail-Home Furnishings	0.2
Finance-Credit Card	0.2
Insurance-Multi-line	0.2
Hazardous Waste Disposal	0.2
Medical Instruments	0.2
Food-Meat Products	0.2
Rental Auto/Equipment	0.2
Metal Processors & Fabrication	0.2
Metal-Iron	0.1
Finance-Investment Banker/Broker	0.1
Diversified Minerals	0.1
Computers	0.1
Retail-Building Products	0.1
Television	0.1
Semiconductor Components-Integrated Circuits	0.1
Leisure Products	0.1
Office Supplies & Forms	0.1

Diversified Operations	0.1
Consumer Products-Misc.	0.1
Petrochemicals	0.1
Power Converter/Supply Equipment	0.1
Auto-Cars/Light Trucks	0.1
Finance-Consumer Loans	0.1
Machinery-Pumps	0.1
Building-Heavy Construction	0.1
Aerospace/Defense-Equipment	0.1
Food-Confectionery	0.1
Electronic Parts Distribution	0.1
Chemicals-Plastics	0.1
Industrial Gases	0.1
Bicycle Manufacturing	0.1
Instruments-Controls	0.1
Retail-Sporting Goods	0.1
Consulting Services	0.1
Exchange-Traded Funds	0.1
Instruments-Scientific	0.1

101.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$13,672,597	$—	$0	$13,672,597
Other Countries	586,270,654	—	—	586,270,654
Exchange Traded-Funds	319,526	—	—	319,526
Equity Certificates	—	6,244,414	—	6,244,414
Rights	—	53,420	—	53,420
Warrants	1,439	—	—	1,439
Short-Term Investment Securities:
Registered Investment Companies	28,522,336	—	—	28,522,336
U.S. Government Agencies	—	5,655,000	—	5,655,000
Repurchase Agreements	—	2,737,000	—	2,737,000

Total Investments at Value	$628,786,552	$14,689,834	$0	$643,476,386

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $406,888,508 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and the end of the reporting period Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Advertising Agencies - 1.9%

Interpublic Group of Cos., Inc.	30,270	$723,453
Omnicom Group, Inc.	36,871	3,072,461

		3,795,914

Aerospace/Defense - 3.1%

Northrop Grumman Corp.	8,144	1,731,985
Raytheon Co.	34,512	4,475,171

		6,207,156

Aerospace/Defense-Equipment - 1.4%

United Technologies Corp.	29,219	2,938,847

Agricultural Chemicals - 1.0%

CF Industries Holdings, Inc.	54,951	1,519,945
Mosaic Co.	20,928	528,013

		2,047,958

Agricultural Operations - 0.5%

Archer-Daniels-Midland Co.	25,492	1,090,293

Airlines - 1.0%

Delta Air Lines, Inc.	48,779	2,119,935

Applications Software - 0.8%

Citrix Systems, Inc.†	11,174	948,896
Microsoft Corp.	13,148	696,844

		1,645,740

Banks-Commercial - 0.4%

CIT Group, Inc.	21,987	753,275

Banks-Fiduciary - 0.2%

State Street Corp.	7,129	449,555

Banks-Super Regional - 5.4%

Capital One Financial Corp.	30,693	2,247,955
Comerica, Inc.	15,754	742,013
Fifth Third Bancorp	59,458	1,121,973
PNC Financial Services Group, Inc.	28,934	2,596,537
SunTrust Banks, Inc.	33,130	1,451,757
US Bancorp	29,401	1,258,951
Wells Fargo & Co.	29,357	1,488,987

		10,908,173

Beverages-Non-alcoholic - 2.2%

Coca-Cola Co.	56,770	2,531,942
PepsiCo, Inc.	19,584	1,981,313

		4,513,255

Brewery - 1.4%

Molson Coors Brewing Co., Class B	28,818	2,858,169

Building Products-Cement - 1.9%

Martin Marietta Materials, Inc.	3,840	725,913
Vulcan Materials Co.	26,125	3,050,094

		3,776,007

Cable/Satellite TV - 0.4%

Charter Communications, Inc.†	3,689	807,700

Cellular Telecom - 0.6%

Vodafone Group PLC ADR#	33,039	1,122,996

Chemicals-Diversified - 1.0%

Dow Chemical Co.	26,342	1,352,925
Westlake Chemical Corp.	14,620	645,181

		1,998,106

Computer Services - 0.2%

Accenture PLC, Class A	2,888	343,585

Containers-Metal/Glass - 0.3%

Crown Holdings, Inc.†	12,424	648,160

Containers-Paper/Plastic - 0.7%

Packaging Corp. of America	21,972	1,499,150

Cosmetics & Toiletries - 1.1%

Procter & Gamble Co.	20,783	1,684,254
Unilever PLC ADR	14,000	637,840

		2,322,094

Cruise Lines - 0.9%

Carnival Corp.	37,476	1,789,104

Diversified Banking Institutions - 8.4%

Citigroup, Inc.	83,857	3,905,221
Goldman Sachs Group, Inc.	18,135	2,892,170
JPMorgan Chase & Co.	117,412	7,663,481
Morgan Stanley	89,530	2,450,436

		16,911,308

Diversified Manufacturing Operations - 0.3%

General Electric Co.	21,632	653,935

Electric Products-Misc. - 0.4%

Emerson Electric Co.	15,309	796,374

Electric-Distribution - 0.5%

PPL Corp.	27,956	1,077,424

Electronic Components-Misc. - 0.4%

Corning, Inc.	35,161	734,513

Electronic Components-Semiconductors - 2.3%

Microchip Technology, Inc.#	54,133	2,797,594
Texas Instruments, Inc.	31,339	1,899,143

		4,696,737

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	11,461	525,945

Enterprise Software/Service - 2.2%

Oracle Corp.	109,097	4,385,699

Finance-Consumer Loans - 1.1%

Synchrony Financial†	70,403	2,196,574

Finance-Credit Card - 0.3%

American Express Co.	8,842	581,450

Finance-Investment Banker/Broker - 2.4%

Charles Schwab Corp.	63,321	1,936,356
E*TRADE Financial Corp.†	61,488	1,714,900
Raymond James Financial, Inc.	20,583	1,154,089

		4,805,345

Finance-Mortgage Loan/Banker - 0.3%

FNF Group	19,796	691,870

Food-Misc./Diversified - 3.1%

ConAgra Foods, Inc.	75,977	3,472,149
General Mills, Inc.	7,178	450,635
Kellogg Co.	18,159	1,350,485
Mondelez International, Inc., Class A	22,476	999,957

		6,273,226

Instruments-Controls - 1.3%

Honeywell International, Inc.	23,083	2,627,538

Insurance Brokers - 0.5%

Marsh & McLennan Cos., Inc.	16,893	1,116,121

Insurance-Life/Health - 2.2%

Prudential Financial, Inc.	56,278	4,460,032

Insurance-Multi-line - 4.4%

Allstate Corp.	23,373	1,577,911
Chubb, Ltd.	21,100	2,671,471
Hartford Financial Services Group, Inc.	31,802	1,436,497
Voya Financial, Inc.	68,495	2,250,746
XL Group PLC	27,158	932,877

		8,869,502

Insurance-Reinsurance - 0.7%

Berkshire Hathaway, Inc., Class B†	10,215	1,435,616

Investment Management/Advisor Services - 0.4%

Invesco, Ltd.	25,787	809,712

Medical Instruments - 1.0%

Boston Scientific Corp.†	85,687	1,945,952

Medical Labs & Testing Services - 0.4%

Laboratory Corp. of America Holdings†	6,362	814,018

Medical-Drugs - 7.8%

Bristol-Myers Squibb Co.	14,922	1,069,907
Eli Lilly & Co.	15,991	1,199,805
Johnson & Johnson	15,549	1,752,217
Merck & Co., Inc.	65,128	3,664,101
Novartis AG ADR	14,437	1,147,886
Pfizer, Inc.	199,893	6,936,287

		15,770,203

Medical-HMO - 1.2%

UnitedHealth Group, Inc.	18,663	2,494,683

Medical-Wholesale Drug Distribution - 0.6%

AmerisourceBergen Corp.	9,490	711,560
McKesson Corp.	2,306	422,321

		1,133,881

Multimedia - 2.3%

Time Warner, Inc.	41,543	3,143,143
Viacom, Inc., Class B	16,477	731,085
Walt Disney Co.	8,737	866,885

		4,741,113

Networking Products - 2.6%

Cisco Systems, Inc.	182,163	5,291,835

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	12,044	581,484

Oil Companies-Exploration & Production - 8.8%

Anadarko Petroleum Corp.	9,839	510,251
EOG Resources, Inc.	62,854	5,113,801
Hess Corp.	38,716	2,320,250
Occidental Petroleum Corp.	104,976	7,919,389
Pioneer Natural Resources Co.	11,631	1,864,682

		17,728,373

Oil Companies-Integrated - 0.8%

Exxon Mobil Corp.	17,715	1,576,989

Oil Refining & Marketing - 1.5%

HollyFrontier Corp.	16,213	433,860
Phillips 66	31,257	2,511,812

		2,945,672

Oil-Field Services - 1.3%

Baker Hughes, Inc.	6,114	283,567
Schlumberger, Ltd.	29,509	2,251,537

		2,535,104

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	9,718	734,195

Real Estate Investment Trusts - 1.5%

AvalonBay Communities, Inc.	2,495	448,801
Communications Sales & Leasing, Inc.	59,239	1,479,790
Host Hotels & Resorts, Inc.	25,289	389,451
Weyerhaeuser Co.	23,142	728,973

		3,047,015

Retail-Discount - 0.5%

Target Corp.	4,794	329,731
Wal-Mart Stores, Inc.	8,336	590,022

		919,753

Retail-Drug Store - 0.7%

CVS Health Corp.	14,868	1,434,019

Retail-Office Supplies - 0.7%

Staples, Inc.	160,699	1,414,151

Semiconductor Components-Integrated Circuits - 0.4%

Analog Devices, Inc.	6,451	377,384
QUALCOMM, Inc.	8,407	461,712

		839,096

Semiconductor Equipment - 1.7%

Applied Materials, Inc.	138,331	3,378,043

Telephone-Integrated - 2.7%

AT&T, Inc.	99,356	3,889,787
Verizon Communications, Inc.	29,391	1,496,002

		5,385,789

Television - 0.8%

CBS Corp., Class B	29,026	1,602,235

Transport-Rail - 0.4%

CSX Corp.	33,119	875,335

Vitamins & Nutrition Products - 0.3%

Mead Johnson Nutrition Co.	7,412	609,859

Web Portals/ISP - 1.2%

Alphabet, Inc., Class A†	3,383	2,533,360

Total Common Stocks
(cost $182,711,516)		197,616,250

EXCHANGE-TRADED FUNDS - 0.3%

iShares Russell 1000 Value ETF
(cost $464,985)	4,658	476,839

Total Long-Term Investment Securities
(cost $183,176,501)		198,093,089

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Prime Portfolio 0.53%(1)(3)	1,871,569	1,871,569

Time Deposits - 1.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2016	$3,003,000	3,003,000

Total Short-Term Investment Securities
(cost $4,874,569)		4,874,569

TOTAL INVESTMENTS
(cost $188,051,070)(2)	100.5%	202,967,658
Liabilities in excess of other assets	(0.5)	(967,430)

NET ASSETS	100.0%	$202,000,228

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At May 31, 2016, the Fund had loaned securities with a total value of $1,835,562. This was secured by collateral of $1,871,569, which was received in cash and subsequently invested in short-term investments currently valued at $1,871,569 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of May 31, 2016.

ADR - American Depositary Receipt

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$197,616,250	$—	$—	$197,616,250
Exchange Traded-Funds	476,839	—	—	476,839
Short-Term Investment Securities:
Registered Investment Companies	1,871,569	—	—	1,871,569
Time Deposits	—	3,003,000	—	3,003,000

Total Investments at Value	$199,964,658	$3,003,000	$—	$202,967,658

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Aerospace/Defense-Equipment - 2.4%

Harris Corp.	19,699	$1,551,690
Orbital ATK, Inc.	18,400	1,601,352

		3,153,042

Airlines - 1.6%

Delta Air Lines, Inc.	13,600	591,056
Spirit Airlines, Inc.†	35,790	1,555,791

		2,146,847

Apparel Manufacturers - 0.4%

Under Armour, Inc., Class A†#	7,830	295,426
Under Armour, Inc., Class C†	7,830	273,815

		569,241

Applications Software - 4.5%

Paycom Software, Inc.†#	51,568	2,085,410
ServiceNow, Inc.†	37,460	2,683,260
Tableau Software, Inc., Class A†	22,095	1,136,567

		5,905,237

Auction Houses/Art Dealers - 2.0%

KAR Auction Services, Inc.	65,339	2,681,513

Auto/Truck Parts & Equipment-Original - 1.6%

Delphi Automotive PLC	31,120	2,114,915

Beverages-Non-alcoholic - 4.8%

Dr Pepper Snapple Group, Inc.	37,180	3,398,252
Monster Beverage Corp.†	19,780	2,967,000

		6,365,252

Beverages-Wine/Spirits - 2.7%

Constellation Brands, Inc., Class A	23,080	3,534,702

Building Products-Cement - 1.6%

Vulcan Materials Co.	17,810	2,079,317

Building Products-Doors & Windows - 1.2%

Masonite International Corp.†	23,010	1,606,788

Coatings/Paint - 1.9%

Sherwin-Williams Co.	8,710	2,535,394

Commercial Services - 5.9%

Aramark	65,550	2,182,159
CoStar Group, Inc.†	14,281	2,950,312
ServiceMaster Global Holdings, Inc.†	67,294	2,573,323

		7,705,794

Commercial Services-Finance - 7.2%

Euronet Worldwide, Inc.†	14,120	1,126,917
S&P Global, Inc.	33,180	3,709,856
TransUnion†	47,350	1,567,285
Vantiv, Inc., Class A†	24,340	1,308,762
WEX, Inc.†	19,520	1,800,915

		9,513,735

Computer Services - 1.2%

EPAM Systems, Inc.†	20,978	1,605,027

Consulting Services - 1.0%

Verisk Analytics, Inc.†	16,430	1,304,378

Data Processing/Management - 3.5%

Broadridge Financial Solutions, Inc.	33,039	2,120,774
Fidelity National Information Services, Inc.	34,160	2,537,063

		4,657,837

Dental Supplies & Equipment - 1.3%

Align Technology, Inc.†	21,870	1,724,012

Distribution/Wholesale - 1.6%

HD Supply Holdings, Inc.†	52,140	1,840,542
SiteOne Landscape Supply, Inc.†	9,125	256,686

		2,097,228

Diversified Manufacturing Operations - 1.3%

Carlisle Cos., Inc.	15,980	1,659,044

Drug Delivery Systems - 1.4%

DexCom, Inc.†	29,200	1,883,108

Electronic Components-Semiconductors - 1.1%

Broadcom, Ltd.	9,390	1,449,440

Electronic Measurement Instruments - 1.1%

FLIR Systems, Inc.	45,840	1,427,916

Electronic Security Devices - 2.0%

Allegion PLC	38,570	2,608,875

Enterprise Software/Service - 2.8%

Tyler Technologies, Inc.†	13,400	2,054,086
Veeva Systems, Inc., Class A†	50,283	1,656,825

		3,710,911

Entertainment Software - 2.2%

Electronic Arts, Inc.†	37,790	2,900,382

Finance-Credit Card - 1.7%

Alliance Data Systems Corp.†	10,010	2,224,122

Finance-Investment Banker/Broker - 1.0%

Raymond James Financial, Inc.	22,280	1,249,240

Finance-Other Services - 3.3%

Intercontinental Exchange, Inc.	8,780	2,380,434
SEI Investments Co.	39,310	2,022,106

		4,402,540

Lighting Products & Systems - 0.9%

Acuity Brands, Inc.	4,365	1,130,710

Medical Instruments - 4.9%

Boston Scientific Corp.†	83,510	1,896,512
Edwards Lifesciences Corp.†	20,970	2,065,545
Intuitive Surgical, Inc.†	3,940	2,500,757

		6,462,814

Medical Products - 0.6%

Teleflex, Inc.	4,808	774,569

Medical-Biomedical/Gene - 2.3%

BioMarin Pharmaceutical, Inc.†	17,120	1,534,808
Incyte Corp.†	17,970	1,516,848

		3,051,656

Networking Products - 1.1%

Palo Alto Networks, Inc.†	10,880	1,419,405

Oil Companies-Exploration & Production - 0.7%

Diamondback Energy, Inc.†	9,980	907,681

Real Estate Management/Services - 1.6%

CBRE Group, Inc., Class A†	71,460	2,133,081

Resorts/Theme Parks - 2.2%

Six Flags Entertainment Corp.	27,940	1,611,859
Vail Resorts, Inc.	9,790	1,284,937

		2,896,796

Retail-Apparel/Shoe - 2.5%

Burlington Stores, Inc.†	26,710	1,612,216
Coach, Inc.	41,175	1,623,118

		3,235,334

Retail-Arts & Crafts - 1.3%

Michaels Cos., Inc.†	60,090	1,761,238

Retail-Auto Parts - 2.7%

O’Reilly Automotive, Inc.†	13,650	3,609,469

Retail-Discount - 2.2%

Dollar General Corp.	32,600	2,930,740

Retail-Gardening Products - 1.5%

Tractor Supply Co.	19,800	1,902,780

Retail-Perfume & Cosmetics - 1.1%

Ulta Salon Cosmetics & Fragrance, Inc.†	6,410	1,493,594

Retail-Restaurants - 1.2%

Dave & Buster’s Entertainment, Inc.†	38,675	1,509,485

Semiconductor Components-Integrated Circuits - 1.3%

NXP Semiconductors NV†	18,360	1,734,836

Telephone-Integrated - 2.0%

Zayo Group Holdings, Inc.†	92,942	2,581,929

Theaters - 1.1%

Cinemark Holdings, Inc.	40,790	1,475,782

Transport-Rail - 0.8%

Kansas City Southern	11,030	1,026,893

Transport-Truck - 1.2%

JB Hunt Transport Services, Inc.	18,840	1,558,445

Veterinary Diagnostics - 1.7%

VCA, Inc.†	34,150	2,217,359

Total Long-Term Investment Securities
(cost $118,160,470)		130,630,433

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Registered Investment Companies - 1.9%

State Street Navigator Securities Lending Prime Portfolio 0.53%(1)(2)
(cost $2,456,377)	2,456,377	2,456,377

REPURCHASE AGREEMENTS - 0.8%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2016, to be repurchased 06/01/2016 in the amount of $1,017,000 collateralized by $1,030,000 of United States Treasury Notes, bearing interest at 1.75 % due 04/30/2022 and having anapproximate value of $1,041,588

(cost $1,017,000)	$1,017,000	1,017,000

TOTAL INVESTMENTS
(cost $121,633,847)(3)	101.9%	134,103,810
Liabilities in excess of other assets	(1.9)	(2,487,891)

NET ASSETS	100.0%	$131,615,919

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At May 31, 2016, the Fund had loaned securities with a total value of $2,380,836. This was secured by collateral of $2,456,377 which was received in cash and subsequently invested in short-term investments currently valued at $2,456,377 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of May 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$130,630,433	$—	$—	$130,630,433
Short-Term Investment Securities	2,456,377	—	—	2,456,377
Repurchase Agreements	—	1,017,000	—	1,017,000

Total Investments at Value	$133,086,810	$1,017,000	$—	$134,103,810

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Advertising Agencies - 1.0%

Interpublic Group of Cos., Inc.	179,543	$4,291,078
Omnicom Group, Inc.	63,368	5,280,455

		9,571,533

Aerospace/Defense-Equipment - 2.2%

Curtiss-Wright Corp.	48,629	4,046,905
Harris Corp.	141,180	11,120,749
Moog, Inc., Class A†	110,296	5,948,263

		21,115,917

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	120,697	3,338,479
Mosaic Co.	76,027	1,918,161

		5,256,640

Airlines - 0.1%

Delta Air Lines, Inc.	29,060	1,262,948

Apparel Manufacturers - 0.4%

Global Brands Group Holding, Ltd.†	40,842,680	4,152,201

Applications Software - 0.6%

Verint Systems, Inc.†	181,951	6,002,563

Athletic Equipment - 0.1%

Performance Sports Group Ltd†#	238,900	776,425

Auto/Truck Parts & Equipment-Original - 1.2%

Lear Corp.	41,127	4,884,243
Tenneco, Inc.†	81,863	4,397,680
WABCO Holdings, Inc.†	21,543	2,324,490

		11,606,413

Banks-Commercial - 3.4%

BankUnited, Inc.	196,241	6,495,577
BB&T Corp.	88,005	3,200,742
CIT Group, Inc.	27,261	933,962
East West Bancorp, Inc.	99,843	3,853,940
IBERIABANK Corp.	53,223	3,299,826
South State Corp.	52,857	3,831,604
Zions Bancorporation	353,016	9,891,508

		31,507,159

Banks-Fiduciary - 0.3%

State Street Corp.	39,166	2,469,808

Banks-Super Regional - 3.3%

Comerica, Inc.	220,881	10,403,495
Fifth Third Bancorp	408,550	7,709,338
Huntington Bancshares, Inc.	605,870	6,331,342
SunTrust Banks, Inc.	151,034	6,618,310

		31,062,485

Beverages-Non-alcoholic - 0.3%

Coca-Cola European Partners PLC	61,059	2,369,700

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc., Class A	16,534	2,532,182

Broadcast Services/Program - 0.1%

Starz, Class A†	48,132	1,299,564

Building & Construction Products-Misc. - 0.9%

Louisiana-Pacific Corp.†	451,945	8,261,555

Building Products-Doors & Windows - 0.6%

Sanwa Holdings Corp.	630,165	5,508,644

Building Products-Wood - 0.9%

Masco Corp.	249,079	8,129,939

Building-Residential/Commercial - 1.8%

D.R. Horton, Inc.	124,836	3,814,988
Lennar Corp., Class A#	163,907	7,469,242
PulteGroup, Inc.	228,898	4,294,127
Toll Brothers, Inc.†	45,447	1,324,780

		16,903,137

Cellular Telecom - 0.4%

Millicom International Cellular SA SDR	62,022	3,613,647

Chemicals-Diversified - 0.9%

Celanese Corp., Series A	89,008	6,273,284
PPG Industries, Inc.	22,799	2,454,996

		8,728,280

Chemicals-Specialty - 1.5%

Cabot Corp.	128,505	5,873,964
Methanex Corp.#	256,833	8,454,942

		14,328,906

Coatings/Paint - 0.4%

Valspar Corp.	35,511	3,846,552

Commercial Services-Finance - 1.1%

Equifax, Inc.	38,934	4,895,172
Moody’s Corp.	16,041	1,582,284
Total System Services, Inc.	78,243	4,201,649

		10,679,105

Computer Services - 0.8%

Amdocs, Ltd.	136,611	7,922,072

Computer Software - 0.3%

SS&C Technologies Holdings, Inc.	49,778	3,065,827

Computers-Memory Devices - 0.2%

Western Digital Corp.	37,677	1,753,488

Consulting Services - 0.6%

Booz Allen Hamilton Holding Corp.	203,813	5,965,607

Consumer Products-Misc. - 0.1%

Samsonite International SA	264,600	788,275

Containers-Metal/Glass - 0.2%

Crown Holdings, Inc.†	42,442	2,214,199

Containers-Paper/Plastic - 2.6%

Bemis Co., Inc.	104,225	5,246,686
Berry Plastics Group, Inc.†	57,427	2,249,416
Graphic Packaging Holding Co.	584,644	7,834,230
KapStone Paper and Packaging Corp.	101,549	1,548,622
Packaging Corp. of America	52,096	3,554,510
Sealed Air Corp.	45,360	2,106,518
WestRock Co.	56,583	2,241,253

		24,781,235

Cruise Lines - 0.8%

Norwegian Cruise Line Holdings, Ltd.†	151,860	7,047,823

Data Processing/Management - 0.8%

Fidelity National Information Services, Inc.	95,967	7,127,469

Decision Support Software - 0.5%

MSCI, Inc.	61,127	4,877,323

Dialysis Centers - 0.3%

DaVita HealthCare Partners, Inc.†	37,754	2,919,139

Distribution/Wholesale - 0.8%

WESCO International, Inc.†	130,670	7,621,981

Diversified Manufacturing Operations - 1.1%

Ingersoll-Rand PLC	78,231	5,226,613
Parker-Hannifin Corp.	15,668	1,799,313
Textron, Inc.	76,204	2,900,324

		9,926,250

E-Commerce/Products - 0.4%

eBay, Inc.†	136,480	3,338,301

E-Commerce/Services - 0.6%

Expedia, Inc.	22,026	2,450,172
IAC/InterActiveCorp	56,432	3,153,420

		5,603,592

Electric-Integrated - 5.7%

Alliant Energy Corp.	277,728	10,289,822
Ameren Corp.	50,441	2,499,352
American Electric Power Co., Inc.	100,004	6,473,259
Edison International	98,988	7,090,510
FirstEnergy Corp.	55,994	1,837,163
Great Plains Energy, Inc.	267,706	7,811,661
PG&E Corp.	101,108	6,074,569
Portland General Electric Co.	131,161	5,401,210
Westar Energy, Inc.	108,360	6,103,919

		53,581,465

Electronic Components-Misc. - 0.8%

Flextronics International, Ltd.†	287,560	3,580,122
Jabil Circuit, Inc.	187,097	3,569,811

		7,149,933

Electronic Components-Semiconductors - 3.5%

Broadcom, Ltd.	27,724	4,279,477
Microsemi Corp.†	361,262	12,221,493
ON Semiconductor Corp.†	113,521	1,109,100
Qorvo, Inc.†	121,168	6,175,933
Silicon Motion Technology Corp. ADR	166,140	7,384,923
Synaptics, Inc.†	20,840	1,413,577

		32,584,503

Electronic Connectors - 0.3%

TE Connectivity, Ltd.	50,639	3,038,340

Electronic Parts Distribution - 2.0%

Arrow Electronics, Inc.†	256,395	16,568,245
Avnet, Inc.	62,388	2,559,780

		19,128,025

Engineering/R&D Services - 0.2%

Fluor Corp.	33,921	1,790,350

Entertainment Software - 1.2%

Activision Blizzard, Inc.	184,408	7,239,858
NetEase, Inc. ADR	20,519	3,649,099

		10,888,957

Finance-Auto Loans - 0.2%

Ally Financial, Inc.†	128,437	2,304,160

Finance-Consumer Loans - 0.5%

Navient Corp.	207,590	2,846,059
SLM Corp.†	244,827	1,681,961

		4,528,020

Finance-Credit Card - 1.1%

Alliance Data Systems Corp.†	12,945	2,876,249
Discover Financial Services	126,395	7,180,500

		10,056,749

Finance-Investment Banker/Broker - 2.0%

Charles Schwab Corp.	79,942	2,444,626
Raymond James Financial, Inc.	172,583	9,676,729
TD Ameritrade Holding Corp.	209,457	6,842,960

		18,964,315

Finance-Other Services - 0.5%

SEI Investments Co.	99,263	5,106,089
Solar Cayman, Ltd.†*(1)(4)(6)	120,200	25,963

		5,132,052

Food-Flour & Grain - 0.5%

Post Holdings, Inc.†	60,939	4,631,973

Food-Misc./Diversified - 0.9%

Ingredion, Inc.	68,976	8,098,472

Gas-Distribution - 1.2%

UGI Corp.	269,591	11,570,846

Home Decoration Products - 0.6%

Newell Brands, Inc.	123,127	5,871,927

Human Resources - 1.3%

ManpowerGroup, Inc.	73,943	5,896,954
Robert Half International, Inc.	142,169	5,912,809

		11,809,763

Instruments-Controls - 0.4%

Sensata Technologies Holding NV†	104,357	3,859,122

Insurance Brokers - 1.6%

Aon PLC	69,000	7,539,630
Marsh & McLennan Cos., Inc.	79,872	5,277,143
Willis Towers Watson PLC	16,893	2,162,642

		14,979,415

Insurance-Life/Health - 2.7%

CNO Financial Group, Inc.	312,483	6,340,280
Torchmark Corp.	52,136	3,213,142
Unum Group	436,431	16,113,032

		25,666,454

Insurance-Multi-line - 1.9%

Allstate Corp.	75,396	5,089,984
Loews Corp.	84,045	3,402,142
XL Group PLC	284,261	9,764,365

		18,256,491

Insurance-Property/Casualty - 1.5%

Alleghany Corp.†	11,710	6,379,959
Hanover Insurance Group, Inc.	44,632	3,868,702
WR Berkley Corp.	61,773	3,522,914

		13,771,575

Insurance-Reinsurance - 2.0%

Argo Group International Holdings, Ltd.	68,961	3,630,807

Reinsurance Group of America, Inc.	157,780	15,642,309

		19,273,116

Medical Instruments - 1.2%

Boston Scientific Corp.†	237,737	5,399,007
Bruker Corp.	35,795	944,988
St. Jude Medical, Inc.	60,407	4,733,493

		11,077,488

Medical Labs & Testing Services - 0.7%

ICON PLC†	38,791	2,732,438
Laboratory Corp. of America Holdings†	30,197	3,863,706

		6,596,144

Medical Products - 1.1%

Becton Dickinson and Co.	25,415	4,230,327
Zimmer Biomet Holdings, Inc.	48,469	5,918,549

		10,148,876

Medical-Drugs - 0.4%

Almirall SA	86,505	1,366,747
Endo International PLC†#	135,855	2,147,868
Ono Pharmaceutical Co., Ltd.	8,320	369,961

		3,884,576

Medical-Generic Drugs - 0.2%

Perrigo Co. PLC	16,571	1,588,165

Medical-Wholesale Drug Distribution - 0.5%

Cardinal Health, Inc.	64,184	5,067,327

Metal Processors & Fabrication - 0.2%

Timken Co.	58,952	1,960,154

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.#	43,409	2,013,744

Multimedia - 1.0%

Markit Ltd†#	164,511	5,654,243
Quebecor, Inc., Class B#	128,945	3,677,541

		9,331,784

Office Supplies & Forms - 0.3%

Avery Dennison Corp.	41,367	3,076,877

Oil Companies-Exploration & Production - 6.5%

Anadarko Petroleum Corp.	22,066	1,144,343
Cimarex Energy Co.	34,955	4,064,567
Cobalt International Energy, Inc.†	453,165	1,015,090
Diamondback Energy, Inc.†	195,715	17,800,279
Energen Corp.	211,398	10,066,773
EQT Corp.	47,713	3,494,977
Newfield Exploration Co.†	221,073	9,013,146
Parsley Energy, Inc., Class A†	184,971	4,822,194
QEP Resources, Inc.	386,226	7,195,390
RSP Permian, Inc.†	86,959	2,863,560

		61,480,319

Oil Refining & Marketing - 0.6%

HollyFrontier Corp.	33,423	894,399
Marathon Petroleum Corp.	103,385	3,600,900
Western Refining, Inc.	59,883	1,271,915

		5,767,214

Oil-Field Services - 0.0%

Trican Well Service, Ltd.†#	292,075	389,775

Physicians Practice Management - 0.7%

Envision Healthcare Holdings, Inc.†	253,759	6,295,761

Power Converter/Supply Equipment - 1.7%

Generac Holdings, Inc.†#	144,835	5,490,695
Hubbell, Inc.	95,291	10,126,574

		15,617,269

Publishing-Books - 0.1%

John Wiley & Sons, Inc., Class A	10,282	553,994

Real Estate Investment Trusts - 10.0%

American Assets Trust, Inc.	151,857	6,075,799
American Homes 4 Rent, Class A	143,731	2,636,026
Blackstone Mortgage Trust, Inc., Class A	84,524	2,382,732
Boston Properties, Inc.	51,842	6,512,910
Douglas Emmett, Inc.	94,412	3,199,623
Equity LifeStyle Properties, Inc.	91,215	6,686,059
Equity Residential	99,137	6,861,272
Essex Property Trust, Inc.	14,374	3,266,204
Extra Space Storage, Inc.	49,573	4,608,802
Forest City Realty Trust, Inc., Class A	174,412	3,978,338
General Growth Properties, Inc.	89,376	2,401,533
Kilroy Realty Corp.	28,432	1,795,481
Kimco Realty Corp.	200,398	5,647,216
LaSalle Hotel Properties	165,702	3,829,373
Macerich Co.	44,908	3,427,379
PS Business Parks, Inc.	65,886	6,504,925
Regency Centers Corp.	93,140	7,134,524
SL Green Realty Corp.	67,584	6,850,314
Sovran Self Storage, Inc.	40,931	4,431,599
STORE Capital Corp.	218,108	5,568,297

		93,798,406

Recreational Vehicles - 0.6%

Brunswick Corp.	108,820	5,209,213

Rental Auto/Equipment - 0.5%

Hertz Global Holdings, Inc.†	515,384	4,994,071

Retail-Apparel/Shoe - 0.5%

DSW, Inc., Class A	228,583	4,836,816

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	69,453	2,234,303

Retail-Restaurants - 0.3%

Bloomin’ Brands, Inc.	148,933	2,837,174

Retirement/Aged Care - 0.3%

Brookdale Senior Living, Inc.†	134,201	2,407,566

Rubber-Tires - 0.4%

Goodyear Tire & Rubber Co.	140,839	3,939,267

Savings & Loans/Thrifts - 0.7%

EverBank Financial Corp.	198,326	3,038,354
Provident Financial Services, Inc.	185,583	3,789,605

		6,827,959

Shipbuilding - 0.9%

Huntington Ingalls Industries, Inc.	56,441	8,658,614

Steel-Producers - 0.3%

Steel Dynamics, Inc.	113,446	2,800,982

Telecommunication Equipment - 0.1%

ARRIS International PLC†	57,698	1,390,522

Television - 0.4%

CBS Corp., Class B	37,778	2,085,346
TEGNA, Inc.	86,042	1,975,524

		4,060,870

Tools-Hand Held - 0.7%

Stanley Black & Decker, Inc.	55,207	6,248,328

Transport-Rail - 0.6%

Genesee & Wyoming, Inc., Class A†	94,499	5,676,555

Transport-Services - 0.4%

Ryder System, Inc.#	51,375	3,576,728

Transport-Truck - 0.4%

Knight Transportation, Inc.	133,790	3,494,595

Total Long-Term Investment Securities
(cost $835,131,826)		920,715,343

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Registered Investment Companies - 3.3%

SSgA Money Market Fund, Class N 0.37%(5)	11,844,712	11,844,712
State Street Navigator Securities Lending Prime Portfolio 0.53%(2)(5)	18,859,130	18,859,130

Total Short-Term Investment Securities
(cost $30,703,842)		30,703,842

REPURCHASE AGREEMENTS - 0.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2016, to be repurchased 06/01/2016 in the amount of $7,035,002 collateralized by $7,170,000 of United States Treasury Notes, bearing interest at 1.75% due 04/30/2022 and having an approximate value of $7,250,663 (cost $7,035,000)	$7,035,000	7,035,000

TOTAL INVESTMENTS
(cost $872,870,668) (3)	101.8%	958,454,185
Liabilities in excess of other assets	(1.8)	(17,338,998)

NET ASSETS	100.0%	$941,115,187

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2016, the aggregate value of these securities was $25,963 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	At May 31, 2016, the Fund had loaned securities with a total value of $18,592,640. This was secured by collateral of $18,859,130, which was received in cash and subsequently invested in short-term investments currently valued at $18,859,130 as reported in the Portfolio of Investments.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid security. At May 31, 2016, the aggregate value of these securities was $25,963 representing 0.0% of net assets.
(5)	The rate shown is a 7-day yield as of May 31, 2016.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2016, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	a % of Net Assets
Common Stocks
Solar Cayman, Ltd.	03/31/2011	120,200	$—	$25,963	$0.22	0.00%

ADR- American Depositary Receipt

SDR- Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance - Other Services	$5,106,089	$—	$25,963	$5,132,052
Other Industries	915,583,291		—	915,583,291
Short-Term Investment Securities	30,703,842	—	—	30,703,842
Repurchase Agreements	—	7,035,000	—	7,035,000

Total Investments at Value	$951,393,222	$7,035,000	$25,963	$958,454,185

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $12,185,829 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 33.0%

VALIC Co. I Blue Chip Growth Fund	1,211,216	$18,749,623
VALIC Co. I Dividend Value Fund	1,208,780	13,949,325
VALIC Co. I Mid Cap Index Fund	1,261,238	31,366,978
VALIC Co. I Mid Cap Strategic Growth Fund	442,279	5,563,864
VALIC Co. I Nasdaq-100 Index Fund	835,122	8,284,409
VALIC Co. I Science & Technology Fund	393,895	8,389,964
VALIC Co. I Small Cap Index Fund	2,211,575	39,631,432
VALIC Co. I Small Cap Special Values Fund	1,123,605	13,157,414
VALIC Co. I Stock Index Fund	439,845	14,576,468
VALIC Co. I Value Fund	222,635	3,323,942
VALIC Co. II Capital Appreciation Fund	1,229,003	19,172,441
VALIC Co. II Large Cap Value Fund	654,903	11,637,624
VALIC Co. II Mid Cap Growth Fund	805,808	6,551,223
VALIC Co. II Mid Cap Value Fund	2,317,231	45,464,078
VALIC Co. II Small Cap Growth Fund	622,406	7,948,127
VALIC Co. II Small Cap Value Fund	1,848,271	23,491,522

Total Domestic Equity Investment Companies
(cost $264,548,749)		271,258,434

Domestic Fixed Income Investment Companies - 39.8%

VALIC Co. I Capital Conservation Fund	2,751,847	27,380,879
VALIC Co. I Government Securities Fund	1,411,457	15,314,310
VALIC Co. I Inflation Protected Fund	763,530	8,223,220
VALIC Co. II Core Bond Fund	9,651,601	106,264,125
VALIC Co. II High Yield Bond Fund	10,328,647	74,366,260
VALIC Co. II Strategic Bond Fund	8,803,486	95,429,792

Total Domestic Fixed Income Investment Companies
(cost $335,880,611)		326,978,586

International Equity Investment Companies - 19.4%

VALIC Co. I Foreign Value Fund	3,217,847	28,252,694
VALIC Co. I International Equities Index Fund	11,736,357	73,000,138
VALIC Co. I International Growth Fund	3,332,693	38,759,224
VALIC Co. II International Opportunities Fund	1,200,724	18,875,385

Total International Equity Investment Companies
(cost $174,668,387)		158,887,441

International Fixed Income Investment Companies - 0.0%

VALIC Co. I International Government Bond Fund
(cost $6,081)	539	6,162

Real Estate Investment Companies - 7.8%

VALIC Co. I Global Real Estate Fund
(cost $66,065,584)	7,961,804	63,853,667

TOTAL INVESTMENTS
(cost $841,169,412)(2)	100.0%	820,984,290
Liabilities in excess of other assets	0.0	(99,148)

NET ASSETS	100.0%	$820,885,142

#	The Moderate Growth Lifestyle Fund events in various VALIC Company I and VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com
(1)	See Note 4.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$820,984,290	$—	$—	$820,984,290

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 98.7%
Certificates of Deposit - 2.2%

Royal Bank of Canada NY FRS 0.68% due 06/03/2016 (amortized cost $3,800,000)	$3,800,000	$3,800,000

Commercial Paper - 4.9%

Credit Agricole Corporate and Investment Bank NY 0.38% due 06/01/2016 (amortized cost $8,230,000)	8,230,000	8,230,000

U.S. Government Agencies - 76.0%

Federal Farm Credit Bank
0.32% due 08/03/2016	2,000,000	1,998,880
0.42% due 11/06/2016 FRS	3,300,000	3,299,855
0.42% due 12/19/2016 FRS	250,000	249,995
0.44% due 09/19/2016 FRS	3,100,000	3,099,247
0.45% due 10/19/2016 FRS	3,250,000	3,249,946
0.47% due 01/03/2017 FRS	650,000	649,848
0.47% due 02/13/2017 FRS	1,550,000	1,549,517
0.47% due 03/29/2017 FRS	5,350,000	5,347,742
0.49% due 05/24/2017 FRS	3,500,000	3,500,000
0.51% due 02/16/2017 FRS	3,150,000	3,150,228
0.52% due 03/27/2017 FRS	1,000,000	999,725
0.53% due 07/27/2016 FRS	4,300,000	4,300,067
0.53% due 09/19/2016 FRS	2,900,000	2,900,092
0.53% due 10/20/2016 FRS	5,500,000	5,500,273
Federal Home Loan Bank
0.24% due 06/01/2016	16,000,000	16,000,000
0.30% due 06/29/2016	1,000,000	999,767
0.30% due 07/19/2016	3,600,000	3,598,560
0.31% due 06/21/2016	3,500,000	3,499,407
0.32% due 06/02/2016	1,000,000	999,991
0.32% due 08/01/2016	2,000,000	1,998,916
0.33% due 08/03/2016	3,500,000	3,497,991
0.34% due 07/06/2016	1,000,000	999,669
0.35% due 06/09/2016	1,350,000	1,349,895
0.36% due 07/22/2016	2,500,000	2,498,725
0.42% due 06/22/2016 FRS	3,500,000	3,500,000
0.43% due 11/25/2016 FRS	3,650,000	3,650,000
0.44% due 06/02/2016 FRS	2,750,000	2,749,998
0.44% due 01/27/2017 FRS	4,000,000	4,000,032
0.45% due 04/25/2017 FRS	3,350,000	3,350,335
0.46% due 02/27/2017 FRS	3,000,000	2,999,882
0.47% due 08/26/2016 FRS	3,000,000	3,000,000
0.49% due 10/26/2016 FRS	3,250,000	3,249,945
0.50% due 06/30/2016	3,000,000	3,000,000
0.51% due 09/07/2016	3,200,000	3,195,557
0.55% due 08/30/2016	2,000,000	1,997,250
0.59% due 09/19/2016 FRS	1,500,000	1,499,975
Federal Home Loan Mtg. Corp.
0.44% due 01/13/2017 FRS	1,900,000	1,899,394
0.46% due 08/04/2016	2,350,000	2,348,078
0.49% due 09/20/2016	3,250,000	3,245,090
Federal National Mtg. Assoc.
0.40% due 07/19/2016	2,750,000	2,748,533
0.45% due 08/12/2016 FRS	2,250,000	2,250,040
0.45% due 08/15/2016 FRS	1,500,000	1,500,000
0.45% due 08/16/2016 FRS	1,320,000	1,320,000
0.46% due 07/25/2016 FRS	600,000	600,001
0.63% due 08/26/2016	400,000	400,272

Total U.S. Government Agencies
(amortized cost $127,742,718)		127,742,718

U.S. Government Treasuries - 15.6%

United States Treasury Bills
0.16% due 06/02/2016	5,000,000	4,999,978
0.18% due 06/02/2016	3,000,000	2,999,985
0.19% due 06/23/2016	3,500,000	3,499,604
0.22% due 06/02/2016	2,000,000	1,999,988
0.31% due 06/09/2016	3,250,000	3,249,780
0.32% due 06/02/2016	6,400,000	6,399,944
United States Treasury Notes 3.00% due 09/30/2016	3,050,000	3,074,751

Total U.S. Government Treasuries
(amortized cost $26,224,030)		26,224,030

Total Short-Term Investment Securities
(amortized cost $165,996,748)		165,996,748

REPURCHASE AGREEMENTS - 1.5%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,477,000)	2,477,000	2,477,000

TOTAL INVESTMENTS —
(amortized cost $168,473,748)(2)	100.2%	168,473,748
Liabilities in excess of other assets	(0.2)	(374,549)

NET ASSETS	100.0%	$168,099,199

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation†
U.S. Government Agencies	76.0%
U.S. Government Treasuries	15.6
Foreign Banks	4.9
Commercial Banks-Canadian	2.2
Repurchase Agreements	1.5

100.2%

†	Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	165,996,748	$—	$165,996,748
Repurchase Agreements	—	2,477,000	—	2,477,000

Total Investments at Value	$—	$168,473,748	$—	$168,473,748

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Advanced Materials - 0.9%

Hexcel Corp.	19,687	$859,731

Aerospace/Defense-Equipment - 1.4%

HEICO Corp.	19,640	1,307,042

Applications Software - 2.8%

Demandware, Inc.†	21,141	1,014,557
HubSpot, Inc.†	12,724	607,698
Imperva, Inc.†	18,134	692,356
Tableau Software, Inc., Class A†	6,905	355,193

		2,669,804

Auto Repair Centers - 0.7%

Monro Muffler Brake, Inc.	10,163	639,761

Banks-Commercial - 2.8%

PrivateBancorp, Inc.	27,378	1,214,214
Signature Bank†	4,577	617,895
Texas Capital Bancshares, Inc.†	15,890	814,204

		2,646,313

Building & Construction Products-Misc. - 3.7%

Caesarstone Sdot-Yam, Ltd.†#	20,001	789,439
Fortune Brands Home & Security, Inc.	18,216	1,068,733
Summit Materials, Inc., Class A†	20,750	451,313
Trex Co., Inc.†	25,341	1,144,653

		3,454,138

Building Products-Air & Heating - 1.2%

Lennox International, Inc.	8,300	1,140,005

Building Products-Cement - 1.4%

Eagle Materials, Inc.	16,674	1,305,908

Building Products-Doors & Windows - 1.3%

Masonite International Corp.†	17,694	1,235,572

Building-Residential/Commercial - 0.6%

TRI Pointe Group, Inc.†	46,061	537,071

Casino Hotels - 1.4%

Boyd Gaming Corp.†	69,997	1,323,643

Commercial Services - 1.2%

CoStar Group, Inc.†	5,241	1,082,738

Computer Services - 0.5%

Fleetmatics Group PLC†	11,509	470,718

Computer Software - 2.4%

Cornerstone OnDemand, Inc.†	24,821	993,088
Envestnet, Inc.†	36,474	1,232,457

		2,225,545

Computers-Memory Devices - 0.5%

Nimble Storage, Inc.†#	48,634	434,302

Diagnostic Equipment - 0.7%

GenMark Diagnostics, Inc.†#	92,106	693,558

Distribution/Wholesale - 3.4%

G-III Apparel Group, Ltd.†	16,289	637,226
Pool Corp.	15,721	1,439,572
Watsco, Inc.	8,094	1,086,457

		3,163,255

Diversified Manufacturing Operations - 1.3%

Carlisle Cos., Inc.	11,584	1,202,651

Drug Delivery Systems - 1.1%

Nektar Therapeutics†	39,534	610,405
Revance Therapeutics, Inc.†#	22,936	470,188

		1,080,593

E-Commerce/Products - 1.0%

Wayfair, Inc., Class A†#	23,712	976,460

E-Commerce/Services - 0.9%

GrubHub, Inc.†#	31,652	809,975

E-Marketing/Info - 0.3%

Marketo, Inc.†#	8,702	306,571

E-Services/Consulting - 1.0%

Shopify, Inc.†	31,464	921,581

Educational Software - 1.7%

2U, Inc.†#	43,094	1,199,737
Instructure, Inc.†#	21,401	371,307

		1,571,044

Electronic Components-Semiconductors - 4.5%

Cavium, Inc.†	20,625	1,026,094
Inphi Corp.†	29,468	919,107
MACOM Technology Solutions Holdings, Inc.†	26,102	939,672
Monolithic Power Systems, Inc.	19,827	1,354,779

		4,239,652

Enterprise Software/Service - 6.6%

Atlassian Corp PLC, Class A†	26,198	591,289
Benefitfocus, Inc.†#	18,602	682,879
Evolent Health, Inc.†#	57,543	881,559
Guidewire Software, Inc.†	22,297	1,308,834
Proofpoint, Inc.†#	16,974	995,016
Tyler Technologies, Inc.†	3,347	513,061
Veeva Systems, Inc., Class A†	37,578	1,238,195

		6,210,833

Finance-Investment Banker/Broker - 0.9%

Evercore Partners, Inc., Class A	16,406	853,112

Food-Misc./Diversified - 0.4%

Snyder’s-Lance, Inc.	11,248	347,676

Food-Retail - 1.0%

Sprouts Farmers Market, Inc.†	36,389	900,992

Food-Wholesale/Distribution - 0.7%

Performance Food Group Co.†#	25,190	625,468

Footwear & Related Apparel - 0.5%

Wolverine World Wide, Inc.	23,894	435,110

Healthcare Safety Devices - 0.1%

Unilife Corp.†#	36,322	128,217

Hotels/Motels - 0.3%

La Quinta Holdings, Inc.†	22,780	270,626

Internet Application Software - 1.1%

Zendesk, Inc.†#	43,477	1,064,752

Internet Telephone - 0.9%

RingCentral, Inc.†	42,674	842,385

Investment Companies - 0.6%

PennantPark Investment Corp.#	82,736	536,957

Investment Management/Advisor Services - 1.3%

Financial Engines, Inc.#	30,920	854,629
WisdomTree Investments, Inc.#	26,458	328,079

		1,182,708

Lighting Products & Systems - 1.3%

Acuity Brands Inc.	4,613	1,194,951

Machinery-General Industrial - 1.3%

Middleby Corp.†	9,524	1,182,881

Machinery-Pumps - 1.0%

Graco, Inc.	11,819	948,711

Medical Imaging Systems - 1.0%

Novadaq Technologies, Inc.†#	96,476	931,958

Medical Products - 2.2%

K2M Group Holdings, Inc.†	42,273	528,412
Nevro Corp.†	14,158	987,096
Syneron Medical, Ltd.†#	79,723	588,356

		2,103,864

Medical-Biomedical/Gene - 6.1%

Acceleron Pharma, Inc.†	16,954	579,996
Arrowhead Pharmaceuticals, Inc.†	49,709	304,716
Bellicum Pharmaceuticals, Inc.†#	38,678	451,372
Coherus Biosciences, Inc.†#	27,478	512,465
Exact Sciences Corp.†#	37,846	251,297
Halozyme Therapeutics, Inc.†	71,853	722,841
Insmed, Inc.†	35,027	413,319
Kite Pharma Inc#	14,098	722,523
REGENXBIO, Inc.†#	14,674	181,371
Sage Therapeutics, Inc.†#	12,921	425,230
Spark Therapeutics Inc#	9,126	510,600
Ultragenyx Pharmaceutical, Inc.†	5,621	410,895
Versartis, Inc.†	25,163	231,751

		5,718,376

Medical-Drugs - 4.0%

ACADIA Pharmaceuticals, Inc.†#	22,803	807,910
Anacor Pharmaceuticals, Inc.†	3,830	380,319
FibroGen, Inc.†	19,161	357,544
Horizon Pharma PLC†#	33,317	574,052
Ignyta, Inc.†#	42,118	285,771
Sagent Pharmaceuticals, Inc.†	28,711	371,520
TherapeuticsMD, Inc.†#	107,402	960,174

		3,737,290

Medical-HMO - 1.6%

WellCare Health Plans, Inc.†	14,459	1,466,432

Medical-Hospitals - 1.3%

Acadia Healthcare Co., Inc.†	21,527	1,267,294

Miscellaneous Manufacturing - 1.2%

John Bean Technologies Corp.	18,683	1,133,684

MRI/Medical Diagnostic Imaging - 1.1%

Surgical Care Affiliates, Inc.†	23,680	1,060,154

Oil Companies-Exploration & Production - 1.2%

Diamondback Energy, Inc.†	6,848	622,826
RSP Permian, Inc.†	16,600	546,638

		1,169,464

Oil Refining & Marketing - 0.3%

Delek US Holdings, Inc.	19,860	273,671

Patient Monitoring Equipment - 0.6%

Insulet Corp.†	19,071	572,511

Real Estate Investment Trusts - 1.4%

CubeSmart	20,415	650,014
Highwoods Properties, Inc.	12,956	630,439

		1,280,453

Real Estate Management/Services - 1.1%

RE/MAX Holdings, Inc., Class A	26,436	1,067,750

Resort/Theme Parks - 1.6%

Vail Resorts, Inc.	11,165	1,465,406

Retail-Apparel/Shoe - 2.5%

Burlington Stores, Inc.†	23,866	1,440,552
Kate Spade & Co.†	24,387	533,100
Tailored Brands, Inc.	24,260	334,545

		2,308,197

Retail-Automobile - 2.8%

Lithia Motors, Inc., Class A	15,205	1,251,980
Penske Automotive Group, Inc.#	17,532	692,864
Rush Enterprises, Inc., Class A†	31,456	692,661

		2,637,505

Retail-Convenience Store - 1.2%

Casey’s General Stores, Inc.	9,487	1,140,432

Retail-Discount - 1.0%

Ollie’s Bargain Outlet Holdings, Inc.†	35,711	895,275

Retail-Misc./Diversified - 0.8%

Sally Beauty Holdings, Inc.†	26,358	757,002

Retail-Pet Food & Supplies - 0.6%

Freshpet, Inc.†#	63,473	587,760

Retail-Restaurants - 0.8%

Texas Roadhouse, Inc.	16,634	745,369

Retail-Vitamins & Nutrition Supplements - 0.5%

Vitamin Shoppe, Inc.†	14,350	433,944

Savings & Loans/Thrifts - 0.4%

BofI Holding, Inc.†#	22,403	420,504

Semiconductor Equipment - 1.1%

MKS Instruments, Inc.	24,535	1,005,444

Steel Pipe & Tube - 0.8%

Advanced Drainage Systems, Inc.#	32,251	784,022

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	24,355	425,238

Therapeutics - 1.8%

Axovant Sciences, Ltd.†#	22,101	291,954
Neurocrine Biosciences, Inc.†	14,582	723,997
Portola Pharmaceuticals, Inc.†	24,690	678,481

		1,694,432

Transport-Truck - 1.5%

Old Dominion Freight Line, Inc.†	14,998	965,121
XPO Logistics, Inc.†#	16,564	484,663

		1,449,784

Web Hosting/Design - 1.2%

GoDaddy, Inc., Class A†	34,577	1,124,790

Total Long-Term Investment Securities
(cost $89,151,248)		92,681,015

SHORT-TERM INVESTMENT SECURITIES - 16.3%
Registered Investment Companies - 15.2%

State Street Navigator Securities Lending Prime Portfolio 0.53%(1)(3)	14,194,841	14,194,841

Time Deposits - 1.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2016	$1,060,000	1,060,000

Total Short-Term Investment Securities
(cost $15,254,841)		15,254,841

TOTAL INVESTMENTS
(cost $104,406,089)(2)	115.1%	107,935,856
Liabilities in excess of other assets	(15.1)	(14,136,445)

NET ASSETS	100.0%	$93,799,411

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At May 31, 2016, the Fund had loaned securities with a total value of $14,453,032. This was secured by collateral of $14,194,841, which was received in cash and subsequently invested in short-term investments currently valued at $14,194,841 as reported in the Portfolio of Investments. Additional collateral of $428,186 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2016
United States Treasury Bills	0.00%	07/14/2016 to 09/08/2016	$6,262
United States Treasury Notes/Bonds	0.13% to 3.63%	06/15/2016 to 05/15/2045	421,924

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of May 31, 2016.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$92,681,015	$—	$—	$92,681,015
Short-Term Investment Securities:
Registered Investment Companies	14,194,841	—	—	14,194,841
Time Deposits	—	1,060,000	—	1,060,000

Total Investments at Value	$106,875,856	$1,060,000	$—	$107,935,856

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.4%
Aerospace/Defense - 0.1%

National Presto Industries, Inc.	2,900	$259,260

Aerospace/Defense-Equipment - 0.6%

AAR Corp.	68,600	1,674,526
Curtiss-Wright Corp.	6,400	532,608
Moog, Inc., Class A†	15,900	857,487

		3,064,621

Airlines - 0.2%

Alaska Air Group, Inc.	15,400	1,022,560

Athletic Equipment - 0.1%

Nautilus, Inc.†	30,600	631,278

Auction Houses/Art Dealers - 1.2%

KAR Auction Services, Inc.	141,080	5,789,923

Audio/Video Products - 0.0%

VOXX International Corp.†	1,347	4,459

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	34,000	482,120

Auto/Truck Parts & Equipment-Original - 0.2%

Dana Holding Corp.	66,900	804,138

Auto/Truck Parts & Equipment-Replacement - 0.3%

Douglas Dynamics, Inc.	63,500	1,379,220

Banks-Commercial - 12.7%

1st Source Corp.	19,920	675,089
American National Bankshares, Inc.	1,100	29,821
BancFirst Corp.	11,840	742,605
BancorpSouth, Inc.	68,900	1,646,021
Bank of Hawaii Corp.	30,180	2,168,433
Banner Corp.	11,300	502,737
BBCN Bancorp, Inc.	65,220	1,060,477
Capital Bank Financial Corp., Class A	42,900	1,323,036
Cascade Bancorp†	15,301	86,451
Cathay General Bancorp, Class B	108,860	3,355,065
Central Pacific Financial Corp.	86,600	2,075,802
Century Bancorp, Inc., Class A	1,518	64,849
Citizens & Northern Corp.	3,500	70,980
City Holding Co.#	26,700	1,312,572
CoBiz Financial, Inc.	13,300	168,245
Columbia Banking System, Inc.	10,073	306,924
Community Bank System, Inc.	25,080	1,034,299
Community Trust Bancorp, Inc.	22,618	816,057
Customers Bancorp, Inc.†	31,000	833,590
East West Bancorp, Inc.	2,173	83,878
FCB Financial Holdings, Inc.†	49,100	1,815,227
Financial Institutions, Inc.	12,800	357,888
First BanCorp†	235,600	991,876
First Bancorp	5,600	110,488
First Busey Corp.	24,326	539,794
First Citizens BancShares, Inc., Class A	1,540	398,952
First Commonwealth Financial Corp.	217,300	2,040,447
First Community Bancshares, Inc.	8,500	185,810
First Financial Bancorp	19,298	381,521
First Financial Bankshares, Inc.#	13,960	467,800
First Interstate BancSystem, Inc.	15,800	457,726
Fulton Financial Corp.	54,400	775,200
Glacier Bancorp, Inc.	117,900	3,223,386
Great Southern Bancorp, Inc.	6,800	266,764
Great Western Bancorp, Inc.	26,500	901,530
Guaranty Bancorp	4,800	76,800
Hancock Holding Co.	181,321	4,984,514
Heartland Financial USA, Inc.	9,940	348,894
Heritage Financial Corp.	4,439	81,056
Kearny Financial Corp.	3,627	47,477
Lakeland Bancorp, Inc.	11,373	131,244
Lakeland Financial Corp.	5,180	254,183
MainSource Financial Group, Inc.	30,900	697,722
OFG Bancorp	103,900	949,646
Pacific Continental Corp.	14,400	238,896
PacWest Bancorp	28,700	1,196,216
Park Sterling Corp.	9,775	72,824
Preferred Bank	3,300	108,636
Republic Bancorp, Inc., Class A	3,600	99,828
S&T Bancorp, Inc.	4,080	105,550
Sierra Bancorp	3,120	53,882
Southside Bancshares, Inc.	3,446	101,625
Southwest Bancorp, Inc.	21,780	369,607
State Bank Financial Corp.	10,600	230,444
Stock Yards Bancorp, Inc.	3,450	100,154
Suffolk Bancorp	3,220	81,434
Tompkins Financial Corp.	7,348	488,936
TriState Capital Holdings, Inc.†	4,700	61,100
Trustmark Corp.	26,500	656,670
UMB Financial Corp.	34,560	1,988,928
Umpqua Holdings Corp.	108,814	1,739,936
Union Bankshares Corp.	74,119	2,011,590
Valley National Bancorp	13,916	132,619
Washington Trust Bancorp, Inc.	6,980	267,474
Webster Financial Corp.	148,720	5,823,875
West Bancorporation, Inc.	7,280	137,010
Westamerica Bancorporation#	61,524	2,993,143
Western Alliance Bancorp†	2,832	106,766
Wilshire Bancorp, Inc.	110,900	1,267,587
Zions Bancorporation	145,750	4,083,915

		63,361,521

Banks-Mortgage - 0.2%

Walker & Dunlop, Inc.†	42,900	1,030,887

Building & Construction Products-Misc. - 0.6%

Armstrong World Industries, Inc.†	48,080	1,988,108
Gibraltar Industries, Inc.†	40,280	1,203,566

		3,191,674

Building & Construction-Misc. - 0.2%

Comfort Systems USA, Inc.	25,900	828,800

Building-Residential/Commercial - 0.1%

CalAtlantic Group, Inc.	10,200	377,298

Chemicals-Diversified - 0.5%

Huntsman Corp.	122,960	1,835,793
Innophos Holdings, Inc.	17,400	667,116

		2,502,909

Chemicals-Fibers - 0.3%

Rayonier Advanced Materials, Inc.	113,500	1,470,960

Chemicals-Specialty - 0.0%

Minerals Technologies, Inc.	3,260	187,776

Commercial Services - 0.1%

RPX Corp.†	27,300	274,365

Commercial Services-Finance - 1.8%

EVERTEC, Inc.	318,800	4,880,828
WEX, Inc.†	45,130	4,163,694

		9,044,522

Computer Aided Design - 0.1%

Aspen Technology, Inc.†	10,600	404,072

Computer Services - 1.1%

Convergys Corp.	68,500	1,931,015
Insight Enterprises, Inc.†	60,000	1,628,400
Sykes Enterprises, Inc.†	14,700	438,354
Unisys Corp.†#	184,300	1,555,492

		5,553,261

Computer Software - 0.1%

Avid Technology, Inc.†#	81,847	486,990

Computers - 0.6%

Wincor Nixdorf AG ADR†	272,000	3,081,760

Consulting Services - 0.6%

FTI Consulting, Inc.†	72,400	3,029,940

Consumer Products-Misc. - 0.5%

Central Garden & Pet Co., Class A†	106,660	1,944,412
CSS Industries, Inc.	17,700	473,298

		2,417,710

Containers-Metal/Glass - 0.4%

Silgan Holdings, Inc.	42,800	2,188,792

Containers-Paper/Plastic - 0.3%

Berry Plastics Group, Inc.†	4,100	160,597
Graphic Packaging Holding Co.	105,210	1,409,814

		1,570,411

Data Processing/Management - 0.3%

Fair Isaac Corp.	11,720	1,305,960

Diagnostic Kits - 0.3%

Meridian Bioscience, Inc.	24,600	479,208
Quidel Corp.†#	54,900	911,889

		1,391,097

Direct Marketing - 0.0%

Harte-Hanks, Inc.	11,484	11,357

Disposable Medical Products - 0.6%

STERIS PLC	40,250	2,794,557

Distribution/Wholesale - 1.1%

Essendant, Inc.	149,019	4,588,295
SiteOne Landscape Supply, Inc.†	7,400	208,162
Titan Machinery, Inc.†	43,300	462,011

		5,258,468

Diversified Financial Services - 0.3%

Ladder Capital Corp., Class A	128,960	1,587,498

Diversified Manufacturing Operations - 0.6%

Actuant Corp., Class A	87,143	2,378,132
Federal Signal Corp.	36,800	478,768

		2,856,900

Diversified Minerals - 0.8%

US Silica Holdings, Inc.#	131,708	3,757,629

Drug Delivery Systems - 0.0%

Revance Therapeutics, Inc.†#	4,700	96,350

Electric-Distribution - 0.0%

Spark Energy, Inc., Class A#	4,000	120,360

Electric-Generation - 0.2%

Atlantic Power Corp.#	392,900	923,315

Electric-Integrated - 2.0%

Avista Corp.	63,480	2,553,166
El Paso Electric Co.	54,700	2,442,902
NorthWestern Corp.	24,218	1,403,675
PNM Resources, Inc.	26,100	857,124
Portland General Electric Co.	60,500	2,491,390
Unitil Corp.	9,500	376,390

		10,124,647

Electronic Components-Misc. - 1.5%

Bel Fuse, Inc., Class B	11,400	206,112
Benchmark Electronics, Inc.†	90,921	1,884,792
Jabil Circuit, Inc.	164,800	3,144,384
Sanmina Corp.†	11,200	300,048
Stoneridge, Inc.†	28,500	467,685
Vishay Intertechnology, Inc.#	119,300	1,546,128

		7,549,149

Electronic Components-Semiconductors - 0.7%

Alpha & Omega Semiconductor, Ltd.†	53,400	731,046
Amkor Technology, Inc.†	137,700	868,887
IXYS Corp.	37,600	410,216
Rovi Corp.†	96,300	1,618,803

		3,628,952

Electronic Parts Distribution - 0.7%

Tech Data Corp.†	44,400	3,355,308

Energy-Alternate Sources - 0.6%

REX American Resources Corp.†	49,700	2,903,474

Engineering/R&D Services - 0.9%

Argan, Inc.	26,900	933,430
EMCOR Group, Inc.	56,298	2,676,970
VSE Corp.	11,600	779,636

		4,390,036

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	49,500	1,104,840

Enterprise Software/Service - 0.1%

Benefitfocus, Inc.†#	7,600	278,996

Entertainment Software - 0.7%

Take-Two Interactive Software, Inc.†	89,400	3,478,554

Environmental Consulting & Engineering - 0.4%

Tetra Tech, Inc.	66,480	2,034,288

Finance-Consumer Loans - 0.7%

Encore Capital Group, Inc.†#	100,150	2,693,033
Nelnet, Inc., Class A	16,700	612,556

		3,305,589

Finance-Investment Banker/Broker - 1.2%

Cowen Group, Inc., Class A†#	133,300	446,555
Investment Technology Group, Inc.	29,200	538,448
KCG Holdings, Inc., Class A†	69,700	980,679
Oppenheimer Holdings, Inc., Class A	8,400	132,216
Stifel Financial Corp.†	103,520	3,910,986

		6,008,884

Finance-Leasing Companies - 0.0%

Marlin Business Services Corp.	6,000	90,960

Finance-Mortgage Loan/Banker - 0.7%

Arlington Asset Investment Corp., Class A#	7,800	103,740
CoreLogic, Inc.†	88,539	3,299,849

		3,403,589

Financial Guarantee Insurance - 0.2%

MBIA, Inc.†	160,400	1,154,880

Food-Canned - 0.8%

Seneca Foods Corp., Class A†	700	21,854
TreeHouse Foods, Inc.†	44,401	4,204,775

		4,226,629

Food-Catering - 0.1%

US Foods Holding Corp.†	10,600	264,894

Food-Dairy Products - 0.0%

Dean Foods Co.#	10,800	197,424

Food-Flour & Grain - 0.6%

Post Holdings, Inc.†	38,600	2,933,986

Food-Misc./Diversified - 1.6%

Darling Ingredients, Inc.†	107,700	1,653,195
J&J Snack Foods Corp.	19,000	2,004,500
Snyder’s-Lance, Inc.	146,624	4,532,148

		8,189,843

Food-Retail - 0.0%

Smart & Final Stores, Inc.†	10,700	169,809

Food-Wholesale/Distribution - 0.2%

Fresh Del Monte Produce, Inc.	9,500	497,515
SpartanNash Co.	10,900	323,839

		821,354

Gambling (Non-Hotel) - 0.3%

Isle of Capri Casinos, Inc.†	108,880	1,730,103

Gas-Distribution - 1.5%

AGL Resources, Inc.	15,659	1,030,362
Chesapeake Utilities Corp.	2,716	156,686
Northwest Natural Gas Co.	26,300	1,443,870
Piedmont Natural Gas Co., Inc.	13,560	814,414
Southwest Gas Corp.	27,640	1,919,045
Spire, Inc.	32,800	2,085,424

		7,449,801

Home Furnishings - 0.2%

Leggett & Platt, Inc.	17,498	879,449

Hotels/Motels - 0.4%

Interval Leisure Group, Inc.	145,835	2,094,191

Housewares - 0.1%

NACCO Industries, Inc., Class A	6,300	331,002

Human Resources - 2.6%

AMN Healthcare Services, Inc.†	101,000	3,771,340
Barrett Business Services, Inc.	35,500	1,326,280
Cross Country Healthcare, Inc.†	90,900	1,238,058
Korn/Ferry International	82,940	2,392,819
Monster Worldwide, Inc.†	70,200	186,030
Resources Connection, Inc.	214,500	3,341,910
TriNet Group, Inc.†	46,200	930,930

		13,187,367

Independent Power Producers - 0.2%

Ormat Technologies, Inc.	21,400	933,254

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	11,900	383,537

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	3,860	222,143

Insurance-Life/Health - 1.2%

American Equity Investment Life Holding Co.	14,198	230,149
CNO Financial Group, Inc.	165,420	3,356,372
Primerica, Inc.#	47,100	2,642,781

		6,229,302

Insurance-Multi-line - 0.4%

Horace Mann Educators Corp.	43,180	1,470,711
Kemper Corp.	5,400	174,474
United Fire Group, Inc.	3,200	131,744

		1,776,929

Insurance-Property/Casualty - 1.2%

Arch Capital Group, Ltd.†	6,326	459,647
Global Indemnity PLC†	2,100	63,252
Hallmark Financial Services, Inc.†	13,500	131,895
Navigators Group, Inc.†	6,600	601,128
ProAssurance Corp.	32,380	1,699,626
Selective Insurance Group, Inc.	82,033	3,047,526

		6,003,074

Insurance-Reinsurance - 1.7%

Argo Group International Holdings, Ltd.	25,001	1,316,292
Endurance Specialty Holdings, Ltd.	53,350	3,623,532
Essent Group, Ltd.†	153,500	3,355,510
Maiden Holdings, Ltd.	16,800	220,416

		8,515,750

Internet Application Software - 0.1%

Bazaarvoice, Inc.†	95,500	355,260

Investment Management/Advisor Services - 0.5%

Artisan Partners Asset Management, Inc., Class A	73,500	2,401,980

Lasers-System/Components - 0.1%

Coherent, Inc.†	3,140	297,107

Machinery-Construction & Mining - 0.2%

Hyster-Yale Materials Handling, Inc.	12,660	776,185

Machinery-Farming - 0.2%

AGCO Corp.	17,560	911,891

Machinery-General Industrial - 1.7%

DXP Enterprises, Inc.†	29,800	413,624
IDEX Corp.	34,300	2,858,562
Kadant, Inc.	23,700	1,179,312
Zebra Technologies Corp., Class A†	74,982	3,982,294

		8,433,792

Medical Instruments - 0.6%

Integra LifeSciences Holdings Corp.†	35,900	2,682,089
SurModics, Inc.†	22,400	493,696

		3,175,785

Medical Products - 0.6%

Haemonetics Corp.†	88,700	2,483,600
Halyard Health, Inc.†	7,400	230,066
Rockwell Medical, Inc.†	29,600	283,864

		2,997,530

Medical-Biomedical/Gene - 0.8%

Adverum Biotechnologies, Inc.†	1,500	6,780
Applied Genetic Technologies Corp.†	1,300	22,360
Ardelyx, Inc.†	6,300	57,645
Bio-Rad Laboratories, Inc., Class A†	13,300	1,979,705
Endocyte, Inc.†	84,400	330,848
Epizyme, Inc.†	2,400	26,544
Idera Pharmaceuticals, Inc.†#	325,000	513,500
Insmed, Inc.†	8,200	96,760
Karyopharm Therapeutics, Inc.†	1,100	10,527
MacroGenics, Inc.†	2,800	71,568
Medicines Co.†#	19,200	722,112
Sage Therapeutics, Inc.†#	1,000	32,910
Ultragenyx Pharmaceutical, Inc.†	2,300	168,130

		4,039,389

Medical-Drugs - 0.2%

ACADIA Pharmaceuticals, Inc.†#	6,600	233,838
Immune Design Corp.†#	2,700	33,885
MyoKardia, Inc.†#	38,000	469,680
NantKwest, Inc.†#	14,400	109,728
Radius Health, Inc.†#	8,200	297,332

		1,144,463

Medical-Generic Drugs - 0.0%

Amphastar Pharmaceuticals, Inc.†	15,600	245,388

Medical-HMO - 0.3%

Magellan Health, Inc.†	11,800	781,750
Triple-S Management Corp., Class B†	14,300	328,614
WellCare Health Plans, Inc.†	1,900	192,698

		1,303,062

Medical-Outpatient/Home Medical - 0.7%

Addus HomeCare Corp.†	11,300	226,000
Amsurg Corp.†	43,080	3,221,953

		3,447,953

Medical-Wholesale Drug Distribution - 0.2%

Owens & Minor, Inc.	23,900	891,231

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	10,100	239,471

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.†#	57,400	245,672

Motion Pictures & Services - 0.0%

Eros International PLC†#	8,400	123,480

MRI/Medical Diagnostic Imaging - 0.3%

Alliance HealthCare Services, Inc.†	22,300	161,675
Surgical Care Affiliates, Inc.†	30,600	1,369,962

		1,531,637

Networking Products - 0.6%

Black Box Corp.	38,380	481,669
NETGEAR, Inc.†	29,400	1,323,000
Polycom, Inc.†	92,600	1,111,200

		2,915,869

Office Supplies & Forms - 0.5%

ACCO Brands Corp.	267,900	2,662,926

Oil & Gas Drilling - 0.1%

Atwood Oceanics, Inc.#	22,400	239,008
North Atlantic Drilling, Ltd.†#	15,599	56,780
Parker Drilling Co.†	56,900	125,180

		420,968

Oil Companies-Exploration & Production - 4.0%

Approach Resources, Inc.†#	54,800	146,316
Bill Barrett Corp.†#	302,100	2,147,931
Bonanza Creek Energy, Inc.†#	79,589	209,319
Diamondback Energy, Inc.†	33,730	3,067,744
Eclipse Resources Corp.†#	56,400	150,588
Encana Corp.	480,290	3,823,108
Gastar Exploration, Inc.†	68,700	63,204
Jones Energy, Inc., Class A†	75,600	287,280
Oasis Petroleum, Inc.†	292,900	2,940,716
Parsley Energy, Inc., Class A†	23,900	623,073
Rex Energy Corp.†#	168,400	124,633
RSP Permian, Inc.†	84,502	2,782,651
Sanchez Energy Corp.†	30,500	239,120
Unit Corp.†	48,900	683,133
WPX Energy, Inc.†	258,103	2,655,880

		19,944,696

Oil Field Machinery & Equipment - 0.4%

Forum Energy Technologies, Inc.†	120,270	2,018,131

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	800	31,032
Alon USA Energy, Inc.#	16,900	127,595

		158,627

Oil-Field Services - 0.7%

Archrock, Inc.	7,300	55,699
Gulfmark Offshore, Inc., Class A†#	55,700	180,468
Helix Energy Solutions Group, Inc.†	110,640	886,226
Key Energy Services, Inc.†#	246,949	74,875
MRC Global, Inc.†	23,600	334,884

Pioneer Energy Services Corp.†	240,940	860,156
SEACOR Holdings, Inc.†#	22,200	1,273,614

		3,665,922

Paper & Related Products - 0.4%

Domtar Corp.	18,240	704,794
Schweitzer-Mauduit International, Inc.	36,600	1,259,040

		1,963,834

Physical Therapy/Rehabilitation Centers - 0.7%

HealthSouth Corp.	81,489	3,285,636

Poultry - 0.0%

Sanderson Farms, Inc.	1,000	89,710

Power Converter/Supply Equipment - 0.4%

Advanced Energy Industries, Inc.†	48,500	1,851,245

Printing-Commercial - 0.4%

Ennis, Inc.	15,400	281,204
Quad/Graphics, Inc.	84,000	1,613,640

		1,894,844

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	16,400	282,080

Racetracks - 0.0%

Speedway Motorsports, Inc.	7,500	129,825

Radio - 0.1%

Entercom Communications Corp., Class A	33,240	422,148
Saga Communications, Inc., Class A	1,666	68,922

		491,070

Real Estate Investment Trusts - 11.1%

AG Mtg. Investment Trust, Inc.	17,300	242,373
American Assets Trust, Inc.	4,200	168,042
Apartment Investment & Management Co., Class A	36,179	1,543,034
ARMOUR Residential REIT, Inc.#	68,800	1,334,720
Ashford Hospitality Trust, Inc.	120,580	606,517
Capstead Mtg. Corp.	188,500	1,820,910
CBL & Associates Properties, Inc.	66,540	640,115
Cedar Realty Trust, Inc.	50,500	342,895
CoreSite Realty Corp.	31,400	2,381,690
CubeSmart	77,360	2,463,143
CyrusOne, Inc.	1,500	73,965
CYS Investments, Inc.	356,300	2,910,971
DCT Industrial Trust, Inc.	87,860	3,789,402
DiamondRock Hospitality Co.	58,634	524,188
DuPont Fabros Technology, Inc.	12,800	541,568
Education Realty Trust, Inc.	4,266	182,542
EPR Properties	13,900	990,792
Equity Commonwealth†	77,000	2,224,530
FelCor Lodging Trust, Inc.	130,700	863,927
First Industrial Realty Trust, Inc.	23,118	572,402
First Potomac Realty Trust	89,800	803,710
Franklin Street Properties Corp.	29,800	340,018
Getty Realty Corp.	26,846	542,826
Gladstone Commercial Corp.	13,400	222,842
Government Properties Income Trust#	83,900	1,644,440
Gramercy Property Trust	72,500	647,425
Hatteras Financial Corp.	40,000	643,600
Highwoods Properties, Inc.	15,606	759,388
Hospitality Properties Trust	29,240	748,544
Hudson Pacific Properties, Inc.	103,120	2,898,703
Kite Realty Group Trust	22,300	599,201
LaSalle Hotel Properties	14,178	327,654
LTC Properties, Inc.	18,120	844,754
Mack-Cali Realty Corp.	103,850	2,725,024
Mid-America Apartment Communities, Inc.	2,677	275,704
Monogram Residential Trust, Inc.	42,900	435,006
Parkway Properties, Inc.	242,500	4,231,625
Pebblebrook Hotel Trust	23,600	595,192
Pennsylvania Real Estate Investment Trust	55,180	1,164,298
PennyMac Mortgage Investment Trust	215,257	3,312,805
Potlatch Corp.	44,600	1,524,428
PS Business Parks, Inc.	15,500	1,530,315
RAIT Financial Trust	84,700	281,204
RLJ Lodging Trust	58,200	1,192,518
Saul Centers, Inc.	2,200	123,596
Silver Bay Realty Trust Corp.	11,900	186,116
Sunstone Hotel Investors, Inc.	82,872	997,779
Taubman Centers, Inc.	2,500	171,425
Urstadt Biddle Properties, Inc., Class A	14,300	302,588
Washington Real Estate Investment Trust	45,000	1,333,350
WP GLIMCHER, Inc.	1,053	10,762

		55,634,566

Real Estate Operations & Development - 0.7%

Alexander & Baldwin, Inc.	37,700	1,419,782
Forestar Group, Inc.†#	83,500	1,022,040
St. Joe Co.†#	60,000	1,042,800

		3,484,622

Resort/Theme Parks - 0.6%

SeaWorld Entertainment, Inc.	186,400	3,254,544

Respiratory Products - 0.1%

Inogen, Inc.†	7,400	353,276

Retail-Apparel/Shoe - 2.1%

Abercrombie & Fitch Co., Class A	27,200	541,008
Ascena Retail Group, Inc.†	477,400	3,446,828
Children’s Place, Inc.	39,050	2,752,244
DSW, Inc., Class A	145,490	3,078,568
Guess?, Inc.#	40,200	633,954

		10,452,602

Retail-Hair Salons - 0.3%

Regis Corp.†	126,400	1,648,256

Retail-Home Furnishings - 0.7%

Pier 1 Imports, Inc.	597,700	3,347,120

Retail-Jewelry - 0.2%

Movado Group, Inc.	41,600	853,632

Retail-Leisure Products - 0.8%

Party City Holdco, Inc.†	292,250	4,073,965

Retail-Pawn Shops - 0.2%

Cash America International, Inc.	28,800	1,044,576

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A#	12,240	723,506

Retail-Restaurants - 0.4%

Bob Evans Farms, Inc.	22,000	981,420
Bravo Brio Restaurant Group, Inc.†	2,047	15,189
Jack in the Box, Inc.	3,500	298,200
Ruby Tuesday, Inc.†	11,700	45,396
Ruth’s Hospitality Group, Inc.	50,272	835,018

		2,175,223

Rubber-Tires - 0.5%

Cooper Tire & Rubber Co.	82,500	2,650,725

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	10,058	143,729

Satellite Telecom - 0.4%

DigitalGlobe, Inc.†	99,900	2,090,907
Intelsat SA†#	38,600	124,678

		2,215,585

Savings & Loans/Thrifts - 2.5%

BankFinancial Corp.	4,400	55,924
Beneficial Bancorp, Inc.†	108,058	1,487,958
Brookline Bancorp, Inc.	13,800	160,494
Charter Financial Corp.	46,700	620,176
Flushing Financial Corp.	26,900	561,134
Fox Chase Bancorp, Inc.	5,000	101,200
Investors Bancorp, Inc.	179,500	2,148,615
Meridian Bancorp, Inc.	60,600	909,000
Northfield Bancorp, Inc.	105,500	1,640,525
OceanFirst Financial Corp.	1,620	30,205
Oritani Financial Corp.	16,600	278,050
Sterling Bancorp	201,250	3,312,575
Territorial Bancorp, Inc.	2,900	76,299
United Financial Bancorp, Inc.	17,800	236,562
Waterstone Financial, Inc.	12,400	179,552
WSFS Financial Corp.	14,074	499,205

		12,297,474

Schools - 0.2%

K12, Inc.†	74,600	885,502

Security Services - 0.2%

Ascent Capital Group, Inc., Class A†	51,900	972,606

Seismic Data Collection - 0.1%

Geospace Technologies Corp.†#	19,700	341,401

Semiconductor Components-Integrated Circuits - 0.3%

Cypress Semiconductor Corp.#	153,522	1,631,939

Semiconductor Equipment - 0.5%

Cohu, Inc.	74,000	873,200
FormFactor, Inc.†	84,300	604,431
Ultra Clean Holdings, Inc.†	13,800	78,660
Xcerra Corp.†	175,000	1,142,750

		2,699,041

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	54,240	597,182

Steel-Producers - 0.8%

Carpenter Technology Corp.#	38,200	1,223,928
Ryerson Holding Corp.†#	28,700	399,791
Schnitzer Steel Industries, Inc., Class A	36,800	592,112
Worthington Industries, Inc.	43,040	1,607,974

		3,823,805

Telecom Services - 0.4%

EarthLink Holdings Corp.	114,300	749,808
Spok Holdings, Inc.	6,400	112,256
West Corp.	64,300	1,356,730

		2,218,794

Telecommunication Equipment - 0.1%

Comtech Telecommunications Corp.	27,700	638,208

Telephone-Integrated - 0.3%

Cincinnati Bell, Inc.†	91,400	363,772
Windstream Holdings, Inc.#	155,600	1,305,484

		1,669,256

Television - 0.0%

Central European Media Enterprises, Ltd., Class A†#	27,700	73,682

Therapeutics - 0.1%

Cara Therapeutics, Inc.†#	7,600	49,096
Seres Therapeutics, Inc.†#	14,600	444,278
Zafgen, Inc.†#	2,700	19,062

		512,436

Tobacco - 0.5%

Universal Corp.	42,100	2,302,870

Transport-Air Freight - 0.3%

Atlas Air Worldwide Holdings, Inc.†	33,100	1,451,104

Transport-Equipment & Leasing - 0.1%

AMERCO	800	301,328

Transport-Marine - 0.7%

Kirby Corp.†	50,850	3,563,568

Transport-Services - 0.2%

Matson, Inc.	24,100	803,253

Transport-Truck - 1.5%

ArcBest Corp.#	39,620	682,653
Knight Transportation, Inc.	99,250	2,592,410
Landstar System, Inc.	47,260	3,206,591
P.A.M. Transportation Services, Inc.†	1,882	38,750
USA Truck, Inc.†	40,100	800,396

		7,320,800

Travel Services - 0.3%

Liberty TripAdvisor Holdings, Inc., Class A†	55,700	1,279,429

Water - 0.4%

American States Water Co.	29,700	1,160,082
California Water Service Group	20,460	596,409

		1,756,491

Web Hosting/Design - 0.6%

Endurance International Group Holdings, Inc.†	335,184	3,157,433

Wire & Cable Products - 0.1%

General Cable Corp.	34,500	471,270

Wireless Equipment - 0.1%

InterDigital, Inc.	12,400	722,920

Total Long-Term Investment Securities
(cost $432,003,467)		471,781,083

SHORT-TERM INVESTMENT SECURITIES - 6.2%
Registered Investment Companies - 6.2%

State Street Navigator Securities Lending Prime Portfolio 0.53%(1)(2) (cost $30,755,492)	30,755,492	30,755,492

REPURCHASE AGREEMENTS - 4.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2016, to be repurchased 06/01/2016 in the amount of $23,409,007 collateralized by $23,615,000 of United States Treasury Notes, bearing interest at 1.75% due 04/30/2022 and having an approximate value of $23,880,669 (cost $23,409,000)	$23,409,000	23,409,000

TOTAL INVESTMENTS (cost $486,167,959)(3)	105.3%	525,945,575
Other assets less liabilities	(5.3)	(26,666,678)

NET ASSETS	100.0%	$499,278,897

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At May 31, 2016, the Fund had loaned securities with a total value of $31,676,206. This was secured by collateral of $30,755,492, which was received in cash and subsequently invested in short-term investments currently valued at $30,755,492 as reported in the Portfolio of Investments. Additional collateral of $1,815,411 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2016
United States Treasury Bills	0.00%	07/14/2016 to 09/08/2016	$7,314
United States Treasury Notes/Bonds	0.13% to 6.00%	06/15/2016 to 05/15/2045	1,808,097

(2)	The rate shown is a 7-day yield as of May 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2016	Unrealized Appreciation (Depreciation)
82	Long	Russell 2000 E-Mini Index	June 2016	$8,819,159	$9,457,880	$638,721

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$471,781,083	$—	$—	$471,781,083
Short-Term Investment Securities	30,755,492	—	—	30,755,492
Repurchase Agreements	—	23,409,000	—	23,409,000

Total Investments at Value	$502,536,575	$23,409,000	$—	$525,945,575

Other Financial Instruments:+
Futures Contracts	$638,721	$—	$—	$638,721

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.7%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc.	12,204	$291,675
Omnicom Group, Inc.	26,872	2,239,244

		2,530,919

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	11,405	315,462
Mosaic Co.	24,573	619,977

		935,439

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	35,463	1,516,752

Airlines - 0.2%

Delta Air Lines, Inc.	28,016	1,217,576
Southwest Airlines Co.	4,938	209,766

		1,427,342

Apparel Manufacturers - 0.1%

VF Corp.	14,829	924,143

Appliances - 0.1%

Whirlpool Corp.	4,351	759,772

Applications Software - 3.5%

Citrix Systems, Inc.†	3,558	302,145
Intuit, Inc.	19,219	2,049,898
Microsoft Corp.	397,894	21,088,382
Red Hat, Inc.†	1,310	101,473
Salesforce.com, Inc.†	30,739	2,573,162

		26,115,060

Athletic Footwear - 0.4%

NIKE, Inc., Class B	60,708	3,352,296

Audio/Video Products - 0.0%

Harman International Industries, Inc.	2,132	166,808

Auto-Cars/Light Trucks - 0.6%

Ford Motor Co.	341,193	4,602,694

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	36,270	2,022,052

Auto/Truck Parts & Equipment-Original - 0.6%

BorgWarner, Inc.	18,620	633,639
Delphi Automotive PLC	29,597	2,011,412
Johnson Controls, Inc.	43,570	1,923,615

		4,568,666

Banks-Commercial - 0.6%

BB&T Corp.	65,206	2,371,542
M&T Bank Corp.	13,947	1,666,667
Regions Financial Corp.	74,610	733,416

		4,771,625

Banks-Fiduciary - 1.0%

Bank of New York Mellon Corp.	116,409	4,896,163
Northern Trust Corp.	18,835	1,395,673
State Street Corp.	17,379	1,095,920

		7,387,756

Banks-Super Regional - 3.1%

Capital One Financial Corp.	36,905	2,702,922
Comerica, Inc.	30,552	1,438,999
Fifth Third Bancorp	155,600	2,936,172
Huntington Bancshares, Inc.	42,795	447,208
KeyCorp	51,718	663,025
PNC Financial Services Group, Inc.	56,667	5,085,297
SunTrust Banks, Inc.	46,114	2,020,715
US Bancorp	189,458	8,112,592

		23,406,930

Beverages-Non-alcoholic - 1.9%

Dr Pepper Snapple Group, Inc.	15,893	1,452,620
Monster Beverage Corp.†	5,396	809,400
PepsiCo, Inc.	118,909	12,030,024

		14,292,044

Building Products-Cement - 0.0%

Vulcan Materials Co.	1,917	223,810

Building Products-Wood - 0.1%

Masco Corp.	12,078	394,226

Cable/Satellite TV - 1.5%

Charter Communications, Inc.†	9,530	2,086,498
Comcast Corp., Class A	148,713	9,413,533

		11,500,031

Chemicals-Diversified - 0.7%

Eastman Chemical Co.	19,559	1,434,848
LyondellBasell Industries NV, Class A	17,200	1,399,392
PPG Industries, Inc.	23,186	2,496,669

		5,330,909

Chemicals-Specialty - 0.5%

Ecolab, Inc.	22,148	2,596,631
International Flavors & Fragrances, Inc.	8,059	1,039,611

		3,636,242

Coatings/Paint - 0.2%

Sherwin-Williams Co.	4,657	1,355,606

Commercial Services - 0.2%

Nielsen Holdings PLC	22,844	1,219,641

Commercial Services-Finance - 1.4%

Automatic Data Processing, Inc.	44,099	3,873,656
H&R Block, Inc.	2,355	50,303
Moody’s Corp.	9,373	924,553
PayPal Holdings, Inc.†	63,362	2,394,450
S&P Global, Inc.	16,048	1,794,327
Western Union Co.	88,478	1,720,897

		10,758,186

Computer Aided Design - 0.0%

Autodesk, Inc.†	4,946	288,203

Computer Services - 0.9%

Accenture PLC, Class A	28,857	3,433,117
Cognizant Technology Solutions Corp., Class A†	24,122	1,482,056
Hewlett Packard Enterprise Co.	106,712	1,970,971
Teradata Corp.†	3,325	94,230

		6,980,374

Computer Software - 0.0%

Akamai Technologies, Inc.†	3,402	185,681

Computers - 0.2%

HP, Inc.	106,712	1,427,807

Computers-Memory Devices - 0.7%

EMC Corp.	153,484	4,289,878
NetApp, Inc.	7,026	179,373
Seagate Technology PLC#	19,573	441,567
Western Digital Corp.	15,624	727,141

		5,637,959

Consumer Products-Misc. - 0.6%

Kimberly-Clark Corp.	33,770	4,290,141

Cosmetics & Toiletries - 2.4%

Colgate-Palmolive Co.	90,365	6,362,599
Procter & Gamble Co.	140,267	11,367,238

		17,729,837

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd.	5,489	424,794

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	27,919	2,073,544
Fiserv, Inc.†	16,641	1,752,797
Paychex, Inc.	4,220	228,808

		4,055,149

Diagnostic Equipment - 2.0%

Abbott Laboratories	138,952	5,506,668
Danaher Corp.	61,390	6,038,320
Thermo Fisher Scientific, Inc.	24,913	3,781,046

		15,326,034

Dialysis Centers - 0.0%

DaVita HealthCare Partners, Inc.†	3,620	279,898

Distribution/Wholesale - 0.2%

Fastenal Co.#	15,084	694,316
WW Grainger, Inc.	1,982	452,590

		1,146,906

Diversified Banking Institutions - 0.6%

Goldman Sachs Group, Inc.	25,999	4,146,320

Diversified Manufacturing Operations - 1.9%

3M Co.	47,331	7,966,754
Eaton Corp PLC	41,717	2,571,019
Illinois Tool Works, Inc.	26,621	2,822,624
Parker-Hannifin Corp.	7,312	839,710
Pentair PLC	7,249	436,680

		14,636,787

E-Commerce/Products - 2.0%

Amazon.com, Inc.†	18,318	13,240,067
eBay, Inc.†	63,362	1,549,835

		14,789,902

E-Commerce/Services - 0.4%

Expedia, Inc.	2,780	309,247
Priceline Group, Inc.†	2,304	2,913,017

		3,222,264

Electric Products-Misc. - 0.5%

AMETEK, Inc.	3,247	155,271
Emerson Electric Co.	64,491	3,354,822

		3,510,093

Electric-Integrated - 1.3%

AES Corp.	49,232	545,983
CMS Energy Corp.	58,662	2,453,245
Eversource Energy	74,663	4,124,384
TECO Energy, Inc.	20,371	561,017
WEC Energy Group, Inc.	38,347	2,306,189

		9,990,818

Electronic Components-Misc. - 0.3%

Corning, Inc.	75,556	1,578,365
Garmin, Ltd.	15,409	655,191

		2,233,556

Electronic Components-Semiconductors - 2.4%

Broadcom, Ltd.	15,021	2,318,642
Intel Corp.	270,103	8,532,554
Microchip Technology, Inc.#	7,483	386,721
Micron Technology, Inc.†	39,222	498,904
NVIDIA Corp.#	14,931	697,576
Texas Instruments, Inc.	86,464	5,239,718

		17,674,115

Electronic Connectors - 0.2%

TE Connectivity, Ltd.	23,655	1,419,300

Electronic Forms - 0.3%

Adobe Systems, Inc.†	21,188	2,107,570

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	10,958	502,863

Engines-Internal Combustion - 0.2%

Cummins, Inc.	10,180	1,165,305

Enterprise Software/Service - 1.1%

CA, Inc.	27,903	901,825
Oracle Corp.	178,768	7,186,474

		8,088,299

Entertainment Software - 0.1%

Electronic Arts, Inc.†	10,628	815,699

Finance-Credit Card - 2.7%

Alliance Data Systems Corp.†	3,988	886,094
American Express Co.	57,742	3,797,114
Discover Financial Services	32,069	1,821,840
MasterCard, Inc., Class A	57,145	5,480,205
Visa, Inc., Class A	104,863	8,277,885

		20,263,138

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	62,836	1,921,525

Finance-Other Services - 0.6%

CME Group, Inc.	24,376	2,386,166
Intercontinental Exchange, Inc.	6,614	1,793,188

		4,179,354

Food-Misc./Diversified - 2.0%

Campbell Soup Co.	1,778	107,693
ConAgra Foods, Inc.	12,812	585,508
General Mills, Inc.	81,087	5,090,642
Kellogg Co.	9,848	732,396
Kraft Heinz Co.	38,883	3,234,677
Mondelez International, Inc., Class A	120,559	5,363,670

		15,114,586

Food-Retail - 0.6%

Kroger Co.	105,180	3,761,237
Whole Foods Market, Inc.#	13,342	431,613

		4,192,850

Food-Wholesale/Distribution - 0.4%

Sysco Corp.	59,026	2,839,741

Gas-Distribution - 0.4%

AGL Resources, Inc.	27,053	1,780,087
CenterPoint Energy, Inc.	22,382	504,267
NiSource, Inc.	36,845	879,122

		3,163,476

Home Decoration Products - 0.1%

Newell Brands, Inc.	22,192	1,058,336

Hotels/Motels - 0.1%

Marriott International, Inc., Class A#	6,919	456,931
Starwood Hotels & Resorts Worldwide, Inc.	8,905	653,894

		1,110,825

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	13,285	1,541,724

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	19,598	2,795,459

Insurance Brokers - 0.1%

Aon PLC	1,065	116,372
Marsh & McLennan Cos., Inc.	10,268	678,407

		794,779

Insurance-Life/Health - 0.8%

Aflac, Inc.	35,412	2,459,717
Principal Financial Group, Inc.	11,542	514,312
Prudential Financial, Inc.	36,920	2,925,910

		5,899,939

Insurance-Multi-line - 1.8%

Allstate Corp.	37,523	2,533,178
Chubb, Ltd.	27,968	3,541,028
Cincinnati Financial Corp.	6,024	416,258
Hartford Financial Services Group, Inc.	20,221	913,383
Loews Corp.	55,265	2,237,127
MetLife, Inc.	84,849	3,864,872
XL Group PLC	4,633	159,144

		13,664,990

Insurance-Property/Casualty - 0.3%

Travelers Cos., Inc.	20,300	2,317,042

Insurance-Reinsurance - 1.8%

Berkshire Hathaway, Inc., Class B†	93,802	13,182,933

Internet Content-Entertainment - 1.7%

Facebook, Inc., Class A†	92,128	10,945,728
Netflix, Inc.†	15,407	1,580,296

		12,526,024

Internet Security - 0.1%

Symantec Corp.	45,635	792,224

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	12,211	1,241,492
BlackRock, Inc.	9,792	3,562,819
Franklin Resources, Inc.	20,511	766,086
Invesco, Ltd.	13,676	429,427
T. Rowe Price Group, Inc.	7,505	578,335

		6,578,159

Machinery-Construction & Mining - 0.5%

Caterpillar, Inc.	47,630	3,453,651

Machinery-Farming - 0.3%

Deere & Co.	30,086	2,475,777

Machinery-General Industrial - 0.1%

Roper Technologies, Inc.	6,157	1,053,340

Medical Information Systems - 0.1%

Cerner Corp.†	9,543	530,686

Medical Instruments - 0.2%

Boston Scientific Corp.†	9,723	220,810
Edwards Lifesciences Corp.†	4,216	415,276
Intuitive Surgical, Inc.†	889	564,257
St. Jude Medical, Inc.	6,253	489,985

		1,690,328

Medical Products - 0.5%

Baxter International, Inc.	31,938	1,378,444
Becton Dickinson and Co.	7,289	1,213,254
Stryker Corp.	12,524	1,392,168

		3,983,866

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	8,732	1,317,659
Amgen, Inc.	44,423	7,016,613
Biogen, Inc.†	10,724	3,107,064
Celgene Corp.†	37,522	3,959,321
Gilead Sciences, Inc.	68,865	5,995,387
Regeneron Pharmaceuticals, Inc.†	3,452	1,377,106
Vertex Pharmaceuticals, Inc.†	9,364	872,257

		23,645,407

Medical-Drugs - 6.0%

AbbVie, Inc.	171,651	10,801,997
Allergan PLC†	21,366	5,037,035
Baxalta, Inc.	31,938	1,444,556
Bristol-Myers Squibb Co.	88,683	6,358,571
Endo International PLC†	6,372	100,741
Johnson & Johnson	176,549	19,895,307
Zoetis, Inc.	33,254	1,576,905

		45,215,112

Medical-Generic Drugs - 0.1%

Mylan NV†	12,336	534,642
Perrigo Co. PLC	5,566	533,446

		1,068,088

Medical-HMO - 1.8%

Aetna, Inc.	14,848	1,681,239
Anthem, Inc.	10,810	1,428,650
Cigna Corp.	11,462	1,468,397
Humana, Inc.	7,755	1,337,815
UnitedHealth Group, Inc.	58,632	7,837,339

		13,753,440

Medical-Hospitals - 0.2%

HCA Holdings, Inc.†	16,244	1,267,357

Medical-Wholesale Drug Distribution - 0.7%

AmerisourceBergen Corp.	20,567	1,542,114
Cardinal Health, Inc.	20,920	1,651,634
McKesson Corp.	12,746	2,334,302

		5,528,050

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.#	13,181	611,467

Multimedia - 2.4%

Time Warner, Inc.	49,528	3,747,289
Twenty-First Century Fox, Inc., Class A	90,223	2,605,640
Viacom, Inc., Class B	32,225	1,429,823
Walt Disney Co.	100,359	9,957,620

		17,740,372

Networking Products - 1.2%

Cisco Systems, Inc.	305,307	8,869,168

Non-Hazardous Waste Disposal - 0.5%

Republic Services, Inc.	42,928	2,072,564
Waste Management, Inc.	25,579	1,559,040

		3,631,604

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	13,968	260,224
Xerox Corp.	140,125	1,397,046

		1,657,270

Oil & Gas Drilling - 0.1%

Ensco PLC, Class A	48,960	484,214

Oil Companies-Exploration & Production - 1.3%

Anadarko Petroleum Corp.	28,974	1,502,592
Apache Corp.	38,248	2,185,491
Cabot Oil & Gas Corp.	11,446	274,361
Chesapeake Energy Corp.†#	35,208	151,042
Devon Energy Corp.	34,331	1,239,006
EOG Resources, Inc.	30,897	2,513,780
EQT Corp.	7,872	576,624
Noble Energy, Inc.	7,726	276,204
Pioneer Natural Resources Co.	6,458	1,035,346

		9,754,446

Oil Companies-Integrated - 0.4%

Marathon Oil Corp.	108,246	1,414,775
Murphy Oil Corp.#	41,807	1,292,255

		2,707,030

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	33,660	1,109,097

Oil Refining & Marketing - 0.8%

Marathon Petroleum Corp.	19,530	680,230
Phillips 66	42,027	3,377,290
Valero Energy Corp.	30,306	1,657,738

		5,715,258

Oil-Field Services - 0.8%

Baker Hughes, Inc.	18,793	871,619
Schlumberger, Ltd.	66,857	5,101,189

		5,972,808

Paper & Related Products - 0.2%

International Paper Co.	31,337	1,321,168

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	39,140	2,957,027

Pipelines - 1.3%

Columbia Pipeline Group, Inc.	36,845	941,021
Kinder Morgan, Inc.	121,187	2,191,061
ONEOK, Inc.	25,861	1,118,488
Spectra Energy Corp.	125,039	3,983,743
Williams Cos., Inc.	54,892	1,216,407

		9,450,720

Publishing-Newspapers - 0.0%

News Corp., Class A	11,319	135,375

Real Estate Investment Trusts - 3.4%

American Tower Corp.	34,884	3,690,030
AvalonBay Communities, Inc.	3,894	700,453
Boston Properties, Inc.	4,161	522,746
Crown Castle International Corp.	46,061	4,182,799
Equity Residential	31,050	2,148,971
General Growth Properties, Inc.	19,039	511,578
HCP, Inc.	44,743	1,470,702
Host Hotels & Resorts, Inc.	48,343	744,482
Macerich Co.	4,196	320,239
Prologis, Inc.	21,297	1,012,246
Public Storage	5,377	1,364,199
Simon Property Group, Inc.	26,848	5,306,239
Ventas, Inc.	10,682	708,537
Vornado Realty Trust	12,768	1,219,599
Welltower, Inc.	17,455	1,202,824
Weyerhaeuser Co.	20,390	642,285

		25,747,929

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	2,702	80,655

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	2,286	159,266

Retail-Apparel/Shoe - 0.1%

Gap, Inc.#	15,872	285,537
L Brands, Inc.	11,680	800,664

		1,086,201

Retail-Automobile - 0.0%

CarMax, Inc.†#	3,681	197,522

Retail-Building Products - 1.9%

Home Depot, Inc.	78,570	10,380,668
Lowe’s Cos., Inc.	44,259	3,546,474

		13,927,142

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	7,266	233,747

Retail-Discount - 1.2%

Costco Wholesale Corp.	37,184	5,531,864
Target Corp.	45,281	3,114,427

		8,646,291

Retail-Drug Store - 1.3%

CVS Health Corp.	67,391	6,499,862
Walgreens Boots Alliance, Inc.	46,192	3,575,261

		10,075,123

Retail-Jewelry - 0.0%

Tiffany & Co.	1,850	114,626

Retail-Major Department Stores - 0.4%

TJX Cos., Inc.	39,846	3,033,078

Retail-Office Supplies - 0.0%

Staples, Inc.	30,753	270,626

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.	3,340	120,374
Macy’s, Inc.	23,549	782,062

		902,436

Retail-Restaurants - 2.8%

Chipotle Mexican Grill, Inc.†	725	320,421
Darden Restaurants, Inc.	6,709	455,071
McDonald’s Corp.	108,826	13,283,302
Starbucks Corp.	78,825	4,326,704
Yum! Brands, Inc.	29,101	2,388,901

		20,774,399

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	4,867	136,130

Savings & Loans/Thrifts - 0.1%

People’s United Financial, Inc.	33,927	538,761

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	37,420	2,189,070
QUALCOMM, Inc.	93,801	5,151,551

		7,340,621

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	64,853	1,583,710
KLA-Tencor Corp.	17,343	1,264,825

		2,848,535

Steel-Producers - 0.3%

Nucor Corp.	41,655	2,020,684

Telecom Services - 0.1%

Level 3 Communications, Inc.†	10,841	584,872

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	13,654	319,640

Telephone-Integrated - 0.6%

AT&T, Inc.	59,878	2,344,224
CenturyLink, Inc.	46,675	1,265,826
Frontier Communications Corp.#	110,966	573,694

		4,183,744

Television - 0.2%

CBS Corp., Class B	30,146	1,664,059

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	13,862	1,568,901

Toys - 0.1%

Mattel, Inc.	13,206	421,007

Transport-Rail - 0.8%

CSX Corp.	28,533	754,127
Norfolk Southern Corp.	10,465	879,688
Union Pacific Corp.	53,201	4,478,992

		6,112,807

Transport-Services - 1.0%

FedEx Corp.	10,442	1,722,617
United Parcel Service, Inc., Class B	56,811	5,856,646

		7,579,263

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	4,160	342,285

Web Portals/ISP - 4.3%

Alphabet, Inc., Class A†	14,296	10,705,560
Alphabet, Inc., Class C†	26,767	19,693,017
Yahoo!, Inc.†	40,009	1,517,941

		31,916,518

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	6,303	436,609

Total Long-Term Investment Securities
(cost $557,872,207)		718,257,330

SHORT-TERM INVESTMENT SECURITIES - 4.3%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Prime Portfolio 0.53%(1)(2)	4,923,495	4,923,495

U.S. Government Treasuries - 3.6%

United States Treasury Bills
0.23% due 06/02/2016	$12,000,000	11,999,952
0.24% due 06/02/2016	7,000,000	6,999,972
0.25% due 06/09/2016#	5,000,000	4,999,830
0.29% due 06/16/2016(3)	3,200,000	3,199,802

		27,199,556

Total Short-Term Investment Securities
(cost $32,122,713)		32,123,051

REPURCHASE AGREEMENTS - 0.4%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $2,602,000)	2,602,000	2,602,000

TOTAL INVESTMENTS
(cost $592,596,920)(5)	100.4%	752,982,381
Liabilities in excess of other assets	(0.4)	(2,731,742)

NET ASSETS	100.0%	$750,250,639

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	At May 31, 2016, the Fund had loaned securities with a total value of $10,056,311. This was secured by collateral of $4,923,495, which was received in cash and subsequently invested in short-term investments currently valued at $4,923,495 as reported in the Portfolio of Investments. Additional collateral of $5,437,131 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2016
Federal Home Loan Mtg. Corp.	1.50% to 4.50%	03/15/2026 to 06/01/2045	$310,238
Federal National Mtg. Assoc.	2.00% to 8.00%	02/01/2018 to 05/01/2047	656,426
Government National Mtg. Assoc.	0.68% to 6.33%	03/20/2027 to 05/20/2066	2,377,665
United States Treasury Bills	0.00%	09/15/2016 to 04/27/2017	120,823
United States Treasury Notes/Bonds	zero coupon to 8.88%	08/31/2016 to 02/15/2046	1,971,979

(2)	The rate shown is the 7-day yield as of May 31, 2016
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2016	Unrealized Appreciation (Depreciation)
302	Long	S&P 500 E-Mini Index	June 2016	$30,511,131	$31,632,990	$1,121,859

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$718,257,330	$—	$—	$718,257,330
Short-Term Investment Securities:
Registered Investment Companies	4,923,495	—	—	4,923,495
U.S. Government Treasuries	—	27,199,556	—	27,199,556
Repurchase Agreements	—	2,602,000	—	2,602,000

Total Investments at Value	$723,180,825	$29,801,556	$—	$752,982,381

Other Financial Instruments:+
Futures Contracts	$1,121,859	$—	$—	$1,121,859

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2016 - (unaudited)

Security Description	Principal Amount/ Shares(16)	Value (Note 1)
ASSET BACKED SECURITIES - 1.1%
Diversified Financial Services - 1.1%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$100,000	$100,507
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	60,000	60,586
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.01% due 10/25/2034	142,122	133,223
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	134,000	134,388
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	500,000	506,265
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.80% due 04/15/2021	541,000	540,988
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	230,815
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	172,000	176,814
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	80,000	82,407
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2055(1)	41,875	43,657
Commercial Mtg. Trust VRS Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	100,000	106,155
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	1,447,000	1,497,077
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	23,787	23,795
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(1)	25,000	25,873
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	950,000	1,034,350
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	134,000	133,859
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.61% due 11/25/2036	159,197	140,911
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	119,000	119,970
Ford Credit Auto Owner Trust* Series 2015-2, Class A 2.44% due 01/15/2027	120,000	122,076
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)	46,875	48,110
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	77,203
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	168,000	167,997
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(1)	833,000	855,473
Palisades Center Trust Series 2016-PLSD, Class A 2.71% due 04/13/2033*(1)	906,000	906,033
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	192,000	192,668
Santander Drive Auto Receivables Trust Series 2016-2, Class C 2.66% due 11/15/2021	343,000	343,968
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	101,247
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,996
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	166,000	166,307
Taco Bell Funding LLC Series 2016-1A, Class A2II 4.38% due 05/25/2046*	166,000	166,232
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4 1.39% due 05/20/2021	500,000	493,159

Total Asset Backed Securities
(cost $8,764,065)		8,832,109

U.S. CORPORATE BONDS & NOTES - 42.6%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	335,000	353,008
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	458,000	469,973

		822,981

Aerospace/Defense - 0.2%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*		609,000	627,215
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*		275,000	285,419
Boeing Co. Senior Notes 0.95% due 05/15/2018		550,000	548,688
Boeing Co. Senior Notes 2.20% due 10/30/2022		435,000	437,934

			1,899,256

Aerospace/Defense-Equipment - 0.5%

Harris Corp. Senior Notes 4.85% due 04/27/2035		549,000	589,252
Harris Corp. Senior Notes 5.05% due 04/27/2045		520,000	572,538
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*		1,488,000	1,512,180
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		80,000	80,718
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022		1,106,000	1,011,990
United Technologies Corp. Senior Notes 1.88% due 02/22/2026	EUR	205,000	239,268

			4,005,946

Airlines - 0.3%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(3)		57,228	57,434
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024		1,141,136	1,146,841
United Airlines Pass-Through Trust Pass-Through Certs Series 2013-1, Class B 5.38% due 02/15/2023		1,192,562	1,240,622

			2,444,897

Appliances - 0.0%

Whirlpool Corp. Senior Notes 4.50% due 06/01/2046		312,000	316,398

Applications Software - 0.1%

Microsoft Corp. Senior Notes 1.30% due 11/03/2018		471,000	472,472

Auto-Cars/Light Trucks - 0.8%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017		841,000	842,470
American Honda Finance Corp. Senior Notes 2.63% due 10/14/2022	GBP	290,000	432,955
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*		492,000	491,626
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		994,000	1,006,167
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*		344,000	345,606
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017		479,000	479,666
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019		658,000	656,006
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023		656,000	652,163
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*		1,131,000	1,141,975
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018		376,000	381,330

			6,429,964

Auto-Heavy Duty Trucks - 0.3%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,675,000	1,762,937
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019		155,000	155,961

			1,918,898

Banks-Commercial - 0.8%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		1,112,000	1,120,308
Citizens Bank NA Senior Notes 2.55% due 05/13/2021		268,000	267,413
Fifth Third Bank Senior Notes 2.30% due 03/15/2019		236,000	238,764
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020		1,375,000	1,379,430

First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019		674,000	672,191
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021		535,000	540,221
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		937,000	1,193,944
SunTrust Bank Sub. Notes 3.30% due 05/15/2026		409,000	407,470

			5,819,741

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		842,000	867,828

Banks-Super Regional - 0.3%

SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021		161,000	163,685
Wells Fargo & Co. Senior Notes 1.50% due 09/12/2022	EUR	800,000	926,619
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026		348,000	367,185
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		887,000	940,404
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045		91,000	98,061

			2,495,954

Batteries/Battery Systems - 0.2%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*		1,628,000	1,617,825

Brewery - 0.5%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019		369,000	370,827
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021		691,000	703,276
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		302,000	310,547
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036		1,080,000	1,169,156
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017		1,539,000	1,542,772

			4,096,578

Broadcast Services/Program - 0.2%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022		1,477,000	1,440,075

Building & Construction-Misc. - 0.2%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023		1,971,000	1,833,030

Building Products-Cement - 0.1%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#		400,000	390,000

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.45% due 04/01/2025		739,000	766,713

Cable/Satellite TV - 1.1%

Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*		700,000	712,516
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*#		527,000	532,270
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*		1,817,000	1,862,425
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*		1,280,000	1,312,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*#		490,000	510,825
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*		1,280,000	1,222,400
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*		662,000	682,904
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*		307,000	351,350
Comcast Corp. Company Guar. Notes 5.50% due 11/23/2029	GBP	315,000	584,983

DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		870,000	791,700

			8,563,373

Casino Hotels - 0.9%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020		1,216,000	1,225,120
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#		1,210,000	1,158,575
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		1,970,000	1,841,950
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*		744,000	771,900
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023#		1,070,000	1,118,150
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*		600,000	606,000

			6,721,695

Cellular Telecom - 0.6%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		5,609,000	4,543,290

Chemicals-Diversified - 0.3%
Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	360,000	403,678
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*		1,085,000	1,063,300
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*		770,000	789,786

			2,256,764

Chemicals-Plastics - 0.1%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*		1,094,000	1,091,265

Chemicals-Specialty - 0.2%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		299,000	387,396
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*		1,119,000	833,655
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*		626,000	500,800

			1,721,851

Coal - 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020		2,224,000	1,784,760

Coatings/Paint - 0.2%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045		991,000	972,432
Valspar Corp. Senior Notes 3.95% due 01/15/2026		239,000	246,229

			1,218,661

Commercial Services-Finance - 0.4%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		276,000	284,146
Equifax, Inc. Senior Notes 3.25% due 06/01/2026		188,000	188,124
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*		946,000	879,780
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		1,359,000	1,127,970
Total System Services, Inc. Senior Notes 3.80% due 04/01/2021		144,000	149,361
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026		112,000	118,232

			2,747,613

Computer Services - 0.4%
Hewlett Packard Enterprise Co. Senior Bonds 4.90% due 10/15/2025*		530,000	542,465
Hewlett Packard Enterprise Co. Senior Bonds 6.20% due 10/15/2035*		737,000	717,832
Hewlett Packard Enterprise Co. Senior Bonds 6.35% due 10/15/2045*		381,000	364,500
International Business Machines Corp. Senior Notes 1.75% due 03/07/2028	EUR	290,000	330,930
International Business Machines Corp. Senior Notes 3.45% due 02/19/2026		166,000	175,658
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020		1,098,000	1,081,530

			3,212,915

Computer Software - 0.2%

Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*#		1,669,000	1,669,000

Computers - 0.7%

Apple, Inc. Senior Notes 2.85% due 05/06/2021		569,000	594,141
Apple, Inc. Senior Notes 2.85% due 02/23/2023		544,000	560,154
Apple, Inc. Senior Notes 3.05% due 07/31/2029	GBP	275,000	405,109
Apple, Inc. Senior Notes 4.50% due 02/23/2036		214,000	232,193
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		2,094,000	2,116,791
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		610,000	624,104
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*		727,000	740,072

			5,272,564

Computers-Integrated Systems - 0.2%

Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*		1,576,000	1,560,240

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020#		210,000	212,798

Containers-Metal/Glass - 0.4%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		1,198,000	1,317,800
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		2,040,000	2,057,850

			3,375,650

Containers-Paper/Plastic - 0.4%

Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*		445,000	446,539
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023		1,070,000	1,061,975
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*		227,000	239,285
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*#		1,084,000	1,101,615

			2,849,414

Cosmetics & Toiletries - 0.1%

Estee Lauder Cos., Inc. Senior Notes 4.38% due 06/15/2045		163,000	179,417
Procter & Gamble Co. Senior Notes 1.13% due 11/02/2023	EUR	280,000	321,906

			501,323

Data Processing/Management - 0.0%

Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 10/15/2025		233,000	259,412

Diagnostic Equipment - 0.1%

Danaher Corp. Senior Notes 3.35% due 09/15/2025		401,000	429,113
Danaher Corp. Senior Notes 4.38% due 09/15/2045		222,000	249,062

			678,175

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		1,075,000	1,089,513

Disposable Medical Products - 0.0%

CR Bard, Inc. Senior Notes 3.00% due 05/15/2026		363,000	362,246

Distribution/Wholesale - 0.1%

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		747,000	733,927
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046		253,000	251,455

			985,382

Diversified Banking Institutions - 3.2%

Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	900,000	1,083,667
Bank of America Corp. Senior Notes 2.60% due 01/15/2019		707,000	718,253
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		339,000	341,025

Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		564,000	563,016
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		1,767,000	1,794,581
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		648,000	750,265
Bank of America Corp. Senior Notes 7.00% due 07/31/2028	GBP	200,000	397,177
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		46,000	55,503
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018		1,245,000	1,245,454
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025		228,000	227,952
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		561,000	574,950
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		889,000	902,003
Citigroup, Inc. Senior Notes 5.15% due 05/21/2026	GBP	60,000	102,180
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		322,000	360,938
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	1,000,000	1,160,812
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	500,000	600,225
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		667,000	691,396
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		697,000	710,339
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045		203,000	217,502
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045		63,000	64,840
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		689,000	847,214
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		746,000	907,174
JPMorgan Chase & Co Senior Notes 2.70% due 05/18/2023		463,000	458,761
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019		955,000	963,590
JPMorgan Chase & Co. Senior Notes 2.63% due 04/23/2021	EUR	800,000	978,796
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020		290,000	295,462
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026		740,000	766,715
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045		131,000	140,390
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	900,000	1,016,948
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	725,000	867,524
Morgan Stanley Senior Notes 2.80% due 06/16/2020		344,000	349,421
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		913,000	942,461
Morgan Stanley Senior Notes 4.75% due 03/22/2017		842,000	865,407
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		1,508,000	1,637,040
Morgan Stanley Senior Notes 6.50% due 12/28/2018	EUR	550,000	709,186

			24,308,167

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		721,000	733,726

Diversified Manufacturing Operations - 0.5%

General Electric Co. Senior Notes 1.88% due 05/28/2027	EUR	750,000	904,555
General Electric Co. Senior Notes 2.70% due 10/09/2022		603,000	621,866
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		751,000	887,228
Textron, Inc. Senior Notes 4.00% due 03/15/2026		488,000	500,275

Textron, Inc. Senior Notes 4.63% due 09/21/2016	630,000	635,516
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	471,000	436,207

		3,985,647

E-Commerce/Services - 0.1%

Match Group, Inc. Senior Notes 6.38% due 06/01/2024*	732,000	746,640

Educational Software - 0.1%
Cengage Learning, Inc. Senior Notes 9.50% due 06/15/2024*	859,000	869,738

Electric-Distribution - 0.2%

Entergy Louisiana LLC 1st. Mtg. Bonds 4.95% due 01/15/2045	1,253,000	1,279,818
Oglethorpe Power Corp. 1st. Mtg. Bonds 4.25% due 04/01/2046	218,000	219,120

		1,498,938

Electric-Generation - 0.0%

NRG REMA LLC Sub. Notes 9.24% due 07/02/2017	156,705	153,571

Electric-Integrated - 1.8%

AES Corp. Senior Notes 5.50% due 03/15/2024#	1,805,000	1,822,487
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	329,000	333,319
Carolina Power and Light Co. 1st. Mtg. Bonds 3.00% due 09/15/2021	513,000	540,477
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019	202,000	203,339
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	843,000	913,244
Entergy Arkansas, Inc. 1st. Mtg. Bonds 3.50% due 04/01/2026	160,000	171,408
Entergy Arkansas, Inc. 1st. Mtg. Bonds 4.95% due 12/15/2044	509,000	522,934
Exelon Corp. Senior Notes 3.40% due 04/15/2026	339,000	342,383
Exelon Corp. Senior Notes 4.95% due 06/15/2035	278,000	301,450
Exelon Corp. Senior Notes 5.10% due 06/15/2045	267,000	294,183
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	446,000	453,200
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	508,000	619,532
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	160,000	166,179
Louisville Gas & Electric Co. 1st. Mtg. Bonds 4.38% due 10/01/2045	68,000	75,033
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. 9.13% due 06/30/2017	99,661	95,674
Mirant Mid Atlantic LLC Pass Through Trust 1st. Mtg. Bonds 10.06% due 12/30/2028	1,861,877	1,750,164
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	333,000	375,220
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	838,000	839,391
Southern Co. Senior Notes 1.30% due 08/15/2017	720,000	719,485
Southern Co. Senior Notes 4.40% due 07/01/2046	556,000	565,858
Southern Power Co. Senior Notes 4.15% due 12/01/2025	498,000	519,297
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025	1,652,000	1,449,630
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	363,000	378,600

		13,452,487

Electronic Components-Misc. - 0.0%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	367,000	365,475

Electronic Components-Semiconductors - 0.4%

Intel Corp. Senior Notes 1.35% due 12/15/2017	1,313,000	1,316,675

Intel Corp. Senior Notes 4.10% due 05/19/2046	414,000	415,181
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	416,000	339,040
Micron Technology, Inc. Senior Sec. Notes 7.50% due 09/15/2023*	948,000	995,400

		3,066,296

Electronic Parts Distribution - 0.0%

Avnet, Inc. Senior Notes 4.63% due 04/15/2026	256,000	258,798

Energy-Alternate Sources - 0.2%

TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,844,000	1,631,940

Enterprise Software/Service - 0.0%

Oracle Corp. Senior Notes 3.90% due 05/15/2035	162,000	164,914

Finance-Auto Loans - 0.6%

Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	2,713,000	2,746,912
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	2,080,000	2,002,000

		4,748,912

Finance-Commercial - 0.2%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	768,000	675,840
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	482,220

		1,158,060

Finance-Consumer Loans - 0.7%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	2,643,000	2,021,895
Navient Corp. Senior Notes 5.63% due 08/01/2033	1,439,000	1,007,300
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	680,000	686,800
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021#	693,000	686,070
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	495,000	514,800
Synchrony Financial Senior Notes 4.25% due 08/15/2024	653,000	675,398

		5,592,263

Finance-Credit Card - 0.2%

American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	690,000	689,936
Discover Financial Services Senior Notes 3.75% due 03/04/2025	673,000	672,279
Visa, Inc. Senior Notes 4.30% due 12/14/2045	81,000	89,513

		1,451,728

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	7,517
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(14)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(14)	143,000	14
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	431,000	441,794

		449,336

Finance-Mortgage Loan/Banker - 0.2%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,925,000	1,823,938

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	306,000	305,960
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	1,203,000	1,204,708
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	614,000	618,720
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	267,000	272,161

		2,401,549

Firearms & Ammunition - 0.1%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020		1,170,000	848,250

Food-Meat Products - 0.2%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*		1,839,000	1,806,818

Food-Misc./Diversified - 0.2%

General Mills, Inc. Senior Notes 2.10% due 11/16/2020	EUR	550,000	652,977
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*		317,000	320,723
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*		675,000	737,328

			1,711,028

Food-Retail - 0.3%

Albertsons Cos LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*		825,000	844,594
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022#		1,309,000	1,137,193

			1,981,787

Food-Wholesale/Distribution - 0.2%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*		1,269,000	1,211,895

Gambling (Non-Hotel) - 0.2%

Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022		1,877,000	1,520,370
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(3)(14)		272,905	3,084

			1,523,454

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043		292,000	307,767

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021*		619,000	625,190

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026		262,000	277,633
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036		192,000	213,651

			491,284

Home Furnishings - 0.1%

Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*		801,000	805,005

Hotels/Motels - 0.1%

Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*		885,000	902,700

Human Resources - 0.1%

Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*		622,000	667,095

Independent Power Producers - 0.4%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022		1,625,000	1,568,125
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022		1,588,000	1,559,715

			3,127,840

Industrial Gases - 0.3%

Air Products & Chemicals, Inc. Senior Notes 0.38% due 06/01/2021	EUR	600,000	666,108
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020		189,000	193,366
Praxair, Inc. Senior Notes 1.20% due 02/12/2024	EUR	580,000	660,921
Praxair, Inc. Senior Notes 1.50% due 03/11/2020	EUR	575,000	670,867

			2,191,262

Insurance-Life/Health - 0.5%

CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025		1,284,000	1,322,520
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*		1,039,000	1,030,478
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		285,000	316,290
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*		784,000	784,753
Principal Life Global Funding II Senior Sec. Notes 3.00% due 04/18/2026*		362,000	360,560

Unum Group Senior Notes 5.75% due 08/15/2042		210,000	221,277

			4,035,878

Insurance-Multi-line - 0.2%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034		1,185,000	1,420,625
MetLife, Inc. Senior Notes 4.60% due 05/13/2046		301,000	316,302

			1,736,927

Insurance-Mutual - 0.3%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		385,000	352,040
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*		1,146,000	1,165,366
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		387,000	383,734
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*		310,000	315,068

			2,216,208

Internet Connectivity Services - 0.2%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,137,000	1,142,685
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025		387,000	402,480

			1,545,165

Internet Content-Entertainment - 0.2%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025		1,306,000	1,368,035

Investment Management/Advisor Services - 0.4%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*		1,645,000	1,533,962
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*		1,252,000	1,219,135

			2,753,097

Machinery-Farming - 0.3%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017		988,000	989,575
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017		1,117,000	1,124,437

			2,114,012

Marine Services - 0.2%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019		1,593,000	1,513,350

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		175,000	177,024
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025		566,000	578,329
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		290,000	296,454
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026		356,000	356,511
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*		1,121,000	1,125,475

			2,533,793

Medical Products - 0.1%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021		395,000	408,424

Medical-Biomedical/Gene - 0.1%

Amgen, Inc. Senior Notes 1.25% due 02/25/2022	EUR	575,000	654,201
Amgen, Inc. Senior Notes 2.00% due 02/25/2026	EUR	190,000	222,030

			876,231

Medical-Drugs - 0.5%

Baxalta Inc. Senior Notes 3.60% due 06/23/2022		485,000	486,094
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*		1,265,000	1,173,287
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		657,000	713,964
Johnson & Johnson Senior Notes 1.65% due 05/20/2035	EUR	360,000	410,636
Merck & Co., Inc. Senior Notes 1.88% due 10/15/2026	EUR	1,000,000	1,198,658

			3,982,639

Medical-HMO - 0.6%

Centene Escrow Corp. Senior Notes 6.13% due 02/15/2024*	1,052,000	1,107,893
MPH Acquisition Holdings LLC Senior Notes 7.13% due 06/01/2024*	981,000	1,007,978
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	1,577,000	1,234,002
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	560,000	562,139
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	467,000	468,611
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	339,000	358,030

		4,738,653

Medical-Hospitals - 1.4%

HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	850,000	867,000
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	839,000	862,073
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	2,632,000	2,553,040
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,028,000	1,946,880
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	2,020,000	2,079,348
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	1,804,000	1,845,717
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	958,000	775,980

		10,930,038

Metal Processors & Fabrication - 0.2%

JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	1,375,000	1,402,500

Metal-Aluminum - 0.3%

Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	1,326,000	1,362,465
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	637,000	653,817

		2,016,282

Multimedia - 0.2%

21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045	23,000	25,045
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	311,000	305,472
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	300,000	314,613
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	78,000	69,383
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	471,000	475,268
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	236,000	238,742

		1,428,523

Music - 0.0%

EMI Music Publishing Group North America Holdings, Inc. Senior Notes 7.63% due 06/15/2024*	297,000	304,054

Networking Products - 0.3%

Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	607,000	610,326
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,210,000	1,237,018
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	519,000	525,983

		2,373,327

Oil Companies-Exploration & Production - 2.2%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,078,000	1,157,335
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	1,600,000	1,564,000
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022#	955,000	678,050
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	1,260,000	1,239,525
Hess Corp. Senior Notes 5.60% due 02/15/2041	300,000	290,078

Hess Corp. Senior Notes 7.88% due 10/01/2029	215,000	243,653
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,589,000	1,509,550
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	86,000	82,990
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022#	1,552,000	1,561,700
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,588,000	1,548,792
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	601,000	593,418
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	123,000	117,020
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022#	2,030,000	1,867,600
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	355,000	370,668
Rex Energy Corp. Sec. Notes 8.00% due 10/01/2020*	1,134,445	192,856
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	1,647,000	1,185,840
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	899,000	773,140
SM Energy Co. Senior Notes 6.50% due 01/01/2023	297,000	270,332
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020#	1,525,000	1,494,500

		16,741,047

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	700,000	701,103
Chevron Corp. Senior Notes 1.96% due 03/03/2020	386,000	387,288
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	258,000	256,182
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	709,000	711,221

		2,055,794

Oil Refining & Marketing - 0.5%

Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	1,544,000	1,034,480
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	430,000	440,750
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	1,190,000	1,234,625
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	1,090,000	1,042,312

		3,752,167

Oil-Field Services - 0.2%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,648,000	1,230,858

Paper & Related Products - 0.8%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	680,000	666,400
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	754,000	810,738
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,351,000	1,409,879
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,469,000	1,541,287
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	418,000	466,278
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	917,000	926,170

		5,820,752

Pharmacy Services - 0.1%

Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	435,000	466,548

Pipelines - 1.5%

Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	135,000	134,790
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,127,100

Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	403,000	332,395
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	238,000	202,404
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	981,000	944,005
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	280,000	288,366
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	937,000	840,957
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	933,000	858,360
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	253,000	207,141
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	382,000	414,931
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	471,000	486,646
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,179,000	1,016,887
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	825,000	833,250
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	737,000	753,582
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	609,000	499,380
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	783,000	806,490
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,440,000	1,486,800

		11,233,484

Power Converter/Supply Equipment - 0.1%

Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	416,000	422,143

Printing-Commercial - 0.2%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	1,554,000	1,371,405

Publishing-Newspapers - 0.3%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*#	1,291,000	1,284,545
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	1,165,000	1,106,750

		2,391,295

Publishing-Periodicals - 0.2%

Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	1,773,000	1,777,433

Radio - 0.1%

Sirius XM Radio, Inc. Senior Notes 5.38% due 07/15/2026*	900,000	895,500

Real Estate Investment Trusts - 0.8%

American Tower Corp. Senior Notes 3.38% due 10/15/2026	303,000	298,463
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	1,825,000	1,847,813
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	644,000	661,710
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,076,000	1,043,720
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	170,000	171,376
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	738,000	705,898
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	633,000	643,610
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	450,000	462,168

		5,834,758

Real Estate Management/Services - 0.2%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,406,000	1,374,365

Real Estate Operations & Development - 0.3%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	1,903,000	1,979,120

Rental Auto/Equipment - 0.1%

United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	825,000	818,813

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,335,000	981,225

Retail-Auto Parts - 0.0%

O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	147,000	151,602

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	268,000	270,451

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	725,000	737,044
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	600,000	617,833

		1,354,877

Retail-Drug Store - 0.3%

CVS Health Corp. Senior Notes 2.88% due 06/01/2026	538,000	535,321
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	338,834	348,152
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	216,994	235,585
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	463,112	517,523
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	745,000	744,833
Walgreens Boots Alliance, Inc. Senior Notes 4.65% due 06/01/2046	157,000	159,145

		2,540,559

Retail-Pawn Shops - 0.2%

Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	1,175,000	1,192,625

Retail-Restaurants - 0.5%

Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	1,105,000	1,160,250
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	256,000	275,547
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	360,000	400,143
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	2,131,000	1,981,830
Starbucks Corp. Senior Notes 2.45% due 06/15/2026	238,000	235,461

		4,053,231

Rubber/Plastic Products - 0.2%

Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	1,675,000	1,469,394
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(7)(8)(14)	25,000	0

		1,469,394

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	704,000	762,080

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	748,000	768,497
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,087,000	2,355,373
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,358,000	1,577,992

		4,701,862

Schools - 0.1%

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	218,000	227,358
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	488,000	522,674

		750,032

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	847,000	746,558

Steel-Producers - 0.7%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	1,090,000	822,950
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018#	2,080,000	2,121,600

Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021		1,214,000	1,237,527
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*		850,000	877,625

			5,059,702

Telecommunication Equipment - 0.1%

Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		895,000	890,525

Telephone-Integrated - 1.8%

AT&T, Inc. Senior Notes 1.45% due 06/01/2022	EUR	650,000	744,462
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		1,193,000	1,194,872
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		656,000	617,384
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		825,000	826,182
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		513,000	509,504
AT&T, Inc. Senior Notes 5.80% due 02/15/2019		290,000	320,625
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025		248,000	219,480
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028		536,000	448,900
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		740,000	732,138
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*		1,474,000	1,534,803
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*		2,848,000	2,897,840
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		715,000	736,210
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		293,000	297,168
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		1,241,000	1,216,180
Verizon Communications, Inc. Senior Notes 4.75% due 02/17/2034	GBP	550,000	909,412
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046		665,000	709,974
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033		48,000	59,814

			13,974,948

Theaters - 0.1%

Regal Entertainment Group Senior Notes 5.75% due 02/01/2025		575,000	582,188

Transport-Rail - 0.1%

Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046		238,000	238,543
Union Pacific Corp. Senior Notes 4.38% due 11/15/2065		393,000	401,639

			640,182

Transport-Services - 0.1%

FedEx Corp. Company Guar. Notes 1.63% due 01/11/2027	EUR	480,000	528,577

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*		250,000	248,926

Wire & Cable Products - 0.3%

Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*		835,000	807,862
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		1,928,000	1,802,680

			2,610,542

Total U.S. Corporate Bonds & Notes
(cost $328,533,705)			327,332,662

FOREIGN CORPORATE BONDS & NOTES - 16.8%
Aerospace/Defense - 0.1%

BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	250,000	393,859

Agricultural Chemicals - 0.1%

Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*		800,000	748,000

Airlines - 0.0%

Latam Airlines Group SA* Senior Notes 7.25% due 06/09/2020		300,000	287,250

Airport Development/Maintenance - 0.3%

Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	1,300,000	1,529,760

Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	225,000	441,899

			1,971,659

Appliances - 0.0%

Arcelik AS Senior Notes 5.00% due 04/03/2023		250,000	238,235

Auto-Cars/Light Trucks - 0.4%

Daimler AG Senior Notes 2.75% due 12/04/2020	GBP	400,000	600,970
FCE Bank PLC Senior Notes 1.53% due 11/09/2020	EUR	600,000	681,145
Kia Motors Corp. Senior Notes 3.25% due 04/21/2026*		200,000	202,852
RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	700,000	831,690
Volkswagen Financial Services NV Company Guar. Notes 2.38% due 11/13/2018	GBP	400,000	587,004
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		151,000	151,873

			3,055,534

Auto/Truck Parts & Equipment-Original - 0.1%

Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*#		400,000	412,520
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024#		200,000	188,000

			600,520

Banks-Commercial - 2.9%

Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		450,000	495,450
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		275,000	284,887
BPCE SA Senior Notes 2.13% due 03/17/2021	EUR	600,000	720,232
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	600,000	766,496
BPCE SA Sub. Notes 4.50% due 03/15/2025*		536,000	528,723
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 4.55% due 08/30/2029	GBP	250,000	423,703
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 5.25% due 05/23/2041	GBP	190,000	350,585
Credit Suisse AG Senior Notes 1.70% due 04/27/2018		262,000	262,281
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		768,000	779,780
Credit Suisse AG FRS Sub. Notes 5.75% due 09/18/2025	EUR	600,000	717,666
Danske Bank A/S FRS Sub. Notes 3.88% due 10/04/2023	EUR	625,000	738,452
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		998,000	1,004,435
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		350,000	389,961
ING Bank NV Senior Notes 5.38% due 04/15/2021	GBP	300,000	503,349
Intesa Sanpaolo SpA Senior Notes 2.00% due 06/18/2021	EUR	450,000	524,501
Intesa Sanpaolo SpA Senior Notes 3.50% due 01/17/2022	EUR	1,525,000	1,919,789
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		863,000	818,289
Malayan Banking Bhd FRS Sub. Notes 3.25% due 09/20/2022		250,000	252,277
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		314,000	316,223
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		385,000	389,667
National Australia Bank, Ltd. Senior Notes 2.75% due 08/08/2022	EUR	600,000	749,743
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		1,085,000	1,084,154
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018		474,000	477,630
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		280,000	290,788
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026		521,000	544,497

Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025		800,000	795,353
Santander UK PLC Senior Notes 2.50% due 03/14/2019		512,000	520,550
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		200,000	201,948
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	206,276
Skandinaviska Enskilda Banken AB Senior Notes 1.88% due 11/14/2019	EUR	700,000	824,227
Skandinaviska Enskilda Banken AB FRS Sub. Notes 2.50% due 05/28/2026	EUR	600,000	684,120
Standard Chartered Bank Sub. Notes 5.88% due 09/26/2017	EUR	450,000	532,943
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	1,050,000	1,209,474
Svenska Handelsbanken AB Senior Notes 3.00% due 11/20/2020	GBP	375,000	574,020
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*		200,000	201,800
Westpac Banking Corp. Senior Notes 0.88% due 02/16/2021	EUR	475,000	540,149
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026		225,000	223,845
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		225,000	211,545

			22,059,808

Banks-Money Center - 0.3%

ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	475,000	593,865
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR	200,000	267,451
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	275,000	442,848
Lloyds Bank PLC FRS Sub. Notes 11.88% due 12/16/2021	EUR	950,000	1,120,451

			2,424,615

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		1,006,000	1,017,645

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		770,000	817,620

Brewery - 0.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS Senior Notes 3.38% due 11/01/2022		500,000	438,830
Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	370,000	448,446

			887,276

Building Products-Cement - 0.1%

CRH Finance BV Company Guar. Notes 5.00% due 01/25/2019	EUR	500,000	626,089

Building-Residential/Commercial - 0.2%

Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*		1,650,000	1,604,625

Cable/Satellite TV - 0.7%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,675,000	2,668,312
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		2,877,000	2,902,174

			5,570,486

Cellular Telecom - 0.3%

America Movil Sab De Cv Senior Notes 2.13% due 03/10/2028	EUR	1,000,000	1,116,571
America Movil SAB de CV Senior Notes 5.00% due 10/27/2026	GBP	315,000	527,811
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		350,000	348,874
Turkcell Iletisim Hizmetleri AS Notes 5.75% due 10/15/2025*		340,000	337,039

			2,330,295

Chemicals-Diversified - 0.2%

Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		310,000	314,907

NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		880,000	869,000
Solvay SA Senior Notes 4.63% due 06/27/2018	EUR	600,000	729,300

			1,913,207

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		640,000	578,400

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*		671,000	660,732

Containers-Metal/Glass - 0.1%

Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020		1,000,000	1,037,500

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022#		267,000	280,350
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027		1,101,000	1,279,913
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*		1,923,000	1,514,362

			3,074,625

Diversified Banking Institutions - 1.7%

BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	800,000	1,018,427
BNP Paribas SA FRS Sub. Notes 2.88% due 03/20/2026	EUR	400,000	458,772
BNP Paribas SA Sub. Notes 4.38% due 05/12/2026*		402,000	405,509
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*		571,000	571,047
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR	400,000	525,781
Credit Agricole SA Sub. Notes 3.90% due 04/19/2021	EUR	700,000	895,702
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*		239,000	238,718
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	500,000	855,859
Deutsche Bank AG Senior Notes 3.38% due 05/12/2021		965,000	958,131
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025#		308,000	286,166
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021		381,000	390,093
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025		224,000	224,333
HSBC Holdings PLC Senior Notes 6.50% due 05/20/2024	GBP	125,000	222,969
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*		652,000	654,917
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		883,000	903,846
Royal Bank of Scotland Group PLC Senior Notes 1.63% due 06/25/2019	EUR	600,000	678,893
Royal Bank of Scotland PLC FRS Sub. Notes 10.50% due 03/16/2022	EUR	1,175,000	1,406,980
Societe Generale SA Sub. Notes 6.13% due 08/20/2018	EUR	550,000	686,364
UBS AG Senior Notes 1.80% due 03/26/2018		597,000	599,558
UBS AG London Senior Notes 1.13% due 06/30/2020	EUR	1,000,000	1,151,516
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*		309,000	317,104

			13,450,685

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		274,000	281,689

Diversified Minerals - 0.2%

FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*#		1,564,000	1,665,660

Diversified Operations - 0.0%

KOC Holding AS Senior Notes 5.25% due 03/15/2023*		300,000	300,060

E-Commerce/Products - 0.1%

Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024		500,000	499,880

Electric-Distribution - 0.0%

State Grid Overseas Investment 2014, Ltd.* Company Guar. Notes 4.13% due 05/07/2024		300,000	326,284

Electric-Generation - 0.4%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*		1,580,000	1,594,890
Electricite de France SA Senior Notes 3.63% due 10/13/2025*		289,000	294,857
Electricite de France SA Senior Notes 4.95% due 10/13/2045*		666,000	712,363
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		313,000	322,085

			2,924,195

Electric-Integrated - 0.6%

Colbun SA Senior Notes 4.50% due 07/10/2024		300,000	310,326
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	800,000	1,127,835
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	175,000	304,280
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	1,300,000	1,625,525
Iberdrola International BV Company Guar. Notes 2.50% due 10/24/2022	EUR	800,000	987,701
Iberdrola International BV Company Guar. Notes 3.00% due 01/31/2022	EUR	500,000	629,095

			4,984,762

Electric-Transmission - 0.0%

National Grid Electricity Transmission PLC Senior Notes 6.50% due 07/27/2028	GBP	150,000	302,477

Electronic Components-Misc. - 0.0%

Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025		180,000	180,675

Engineering/R&D Services - 0.1%

ABB Finance BV Company Guar. Notes 2.63% due 03/26/2019	EUR	400,000	476,049

Finance-Leasing Companies - 0.3%

Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021		2,575,000	2,523,500

Food-Meat Products - 0.1%

BRF SA Senior Notes 7.75% due 05/22/2018*(14)	BRL	1,000,000	246,292
Marfrig Holdings Europe BV Company Guar. Notes 8.00% due 06/08/2023*		200,000	200,840
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023		310,000	313,100

			760,232

Food-Retail - 0.3%

Carrefour SA Senior Notes 4.00% due 04/09/2020	EUR	700,000	890,855
Casino Guichard Perrachon SA Senior Notes 3.16% due 08/06/2019	EUR	500,000	599,581
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		300,000	304,635
Tesco PLC Senior Notes 3.38% due 11/02/2018	EUR	500,000	585,435

			2,380,506

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*		970,000	986,975

Gas-Distribution - 0.1%

Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR	400,000	549,736

Gas-Transportation - 0.1%

National Grid Gas PLC Senior Notes 6.00% due 05/13/2038	GBP	90,000	186,799
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028#		320,000	316,960

			503,759

Gold Mining - 0.1%

Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		350,000	320,250
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		309,000	291,889

			612,139

Insurance-Life/Health - 0.0%

AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*		258,000	264,545

Insurance-Multi-line - 0.2%

Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	500,000	641,936
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		310,000	307,045
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		695,000	672,360

			1,621,341

Investment Management/Advisor Services - 0.1%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		600,000	591,035

Machinery-Construction & Mining - 0.1%

Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020		500,000	498,750

Machinery-General Industrial - 0.1%

ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		1,004,000	1,030,355

Medical-Drugs - 0.2%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*		1,841,000	1,624,682

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		612,000	621,126
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021		667,000	674,983

			1,296,109

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		1,119,000	856,035

Metal-Diversified - 0.2%

Glencore Finance Europe SA Company Guar. Notes 4.63% due 04/03/2018	EUR	550,000	645,677
Glencore Finance Europe SA Company Guar. Notes 6.50% due 02/27/2019	GBP	350,000	531,001

			1,176,678

Metal-Iron - 0.0%

Metalloinvest Finance, Ltd. Company Guar. Notes 5.63% due 04/17/2020		350,000	356,195

Oil & Gas Drilling - 0.1%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*#		1,472,000	482,080

Oil Companies-Exploration & Production - 0.6%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		603,000	682,772
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*		999,000	809,190
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		1,400,000	1,071,000
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*		1,495,000	1,177,312
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		350,000	378,438
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		600,000	619,408

			4,738,120

Oil Companies-Integrated - 1.2%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		1,254,000	1,252,942
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019		414,000	413,810
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	800,000	1,017,347
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026		332,000	331,545
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		384,000	395,588
BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP	150,000	233,416
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	262,875
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023		350,000	344,980
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	98,220

Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		2,700,000	870,480
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		127,000	106,070
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		500,000	512,433
Sasol Financing International PLC Company Guar. Notes 4.50% due 11/14/2022		600,000	591,900
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		452,000	451,847
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		495,000	497,181
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		523,000	527,405
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026		619,000	612,201
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046		629,000	612,296

			9,132,536

Oil Refining & Marketing - 0.1%

Reliance Industries, Ltd.* Senior Notes 4.13% due 01/28/2025		500,000	508,744
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	202,951

			711,695

Paper & Related Products - 0.3%

Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		1,295,000	1,249,675
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024		250,000	253,125
Inversiones CMPC SA Notes 4.38% due 05/15/2023		250,000	254,496
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	197,000

			1,954,296

Petrochemicals - 0.1%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		350,000	372,312
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021		350,000	344,313

			716,625

Pipelines - 0.1%

Southern Gas Corridor CJSC Government Guar. Notes 6.88% due 03/24/2026*		1,000,000	1,030,200

Printing-Commercial - 0.2%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		1,420,000	1,430,650

Public Thoroughfares - 0.1%

Autostrade Per L’ Italia SpA Senior Notes 1.63% due 06/12/2023	EUR	675,000	781,421

Retail-Major Department Stores - 0.1%

Marks & Spencer PLC Senior Notes 6.13% due 12/06/2021	GBP	275,000	463,424

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		1,090,000	812,050

Security Services - 0.2%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,423,000	1,156,188

Semiconductor Components-Integrated Circuits - 0.1%

NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		825,000	829,133

Sovereign Agency - 0.0%

MDC-GMTN BV Company Guar. Notes 2.75% due 05/11/2023*		200,000	197,540

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.26% due 01/15/2015*†(3)(7) (8)(14)		560,000	0

Steel-Producers - 0.4%

ArcelorMittal Senior Notes 7.25% due 02/25/2022#		2,777,000	2,901,965

Sugar - 0.1%

Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(14)	BRL	1,600,000	387,470

SupraNational Banks - 0.1%

Black Sea Trade & Development Bank Senior Notes 4.88% due 05/06/2021*		392,000	403,760

North American Development Bank Senior Notes 2.30% due 10/10/2018		711,000	724,659

			1,128,419

Telecom Services - 0.1%

Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		300,000	325,584
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		225,000	227,531

			553,115

Telephone-Integrated - 0.4%

British Telecommunications PLC Senior Notes 1.13% due 06/10/2019	EUR	400,000	457,022
British Telecommunications PLC Senior Notes 8.63% due 03/26/2020	GBP	250,000	453,495
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	151,993
Oi SA Senior Notes 9.75% due 09/15/2016*(8)(14)(18)	BRL	530,000	33,734
Orange SA Senior Notes 3.88% due 01/14/2021	EUR	600,000	775,506
Orange SA Senior Notes 7.25% due 11/10/2020	GBP	155,000	276,935
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		681,000	708,240
Telefonica Emisiones SAU Company Guar. Notes 4.69% due 11/11/2019	EUR	150,000	191,593

			3,048,518

Transport-Marine - 0.1%

PT Pelabuhan Indonesia II* Senior Notes 4.25% due 05/05/2025		475,000	461,439

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		332,000	395,039

Transport-Services - 0.0%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		250,000	227,408

Warehousing & Harbor Transportation Services - 0.1%

DP World, Ltd. Senior Notes 6.85% due 07/02/2037		300,000	315,681
Global Ports Finance PLC Company Guar. Notes 6.87% due 01/25/2022*		270,000	272,025

			587,706

Total Foreign Corporate Bonds & Notes
(cost $133,581,372)			129,050,005

FOREIGN GOVERNMENT OBLIGATIONS - 8.2%
Banks-Fiduciary - 0.2%

Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		1,700,000	1,523,761

Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		518,000	519,669

Sovereign - 7.9%

Dominican Republic Senior Bonds 5.88% due 04/18/2024		495,000	504,900
Dominican Republic Senior Notes 6.88% due 01/29/2026*		400,000	431,000
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	696,000
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	650,000	747,345
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	1,400,000	1,784,223
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	175,000	278,972
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR	1,075,000	2,139,516
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		900,000	771,750
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		3,000	3,030
Government of Egypt Senior Notes 5.88% due 06/11/2025		850,000	729,938
Government of Egypt Senior Notes 6.88% due 04/30/2040		450,000	371,250
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	300,000	455,821
Government of Jamaica Senior Notes 6.75% due 04/28/2028		400,000	414,000

Government of Ukraine Senior Notes 7.75% due 09/01/2019		1,250,000	1,207,500
Government of Ukraine Senior Notes 7.75% due 09/01/2027		900,000	819,180
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		400,000	425,062
Islamic Republic of Pakistan Senior Notes 8.25% due 09/30/2025*		400,000	425,112
Kingdom of Belgium Bonds 5.00% due 03/28/2035*	EUR	490,000	906,773
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		620,000	578,150
Province of Quebec Canada Bonds 2.50% due 04/20/2026		814,000	813,563
Republic of Argentina Senior Notes 6.25% due 04/22/2019*		756,000	789,642
Republic of Argentina Senior Notes 7.50% due 04/22/2026*#		759,000	796,570
Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024		800,000	770,160
Republic of Colombia Senior Notes 4.50% due 01/28/2026#		400,000	405,000
Republic of Colombia Senior Notes 6.13% due 01/18/2041		550,000	577,500
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		460,000	423,200
Republic of Croatia Senior Notes 6.25% due 04/27/2017		1,210,000	1,254,390
Republic of Ghana Senior Bonds 7.88% due 08/07/2023		1,000,000	825,200
Republic of Ghana Government Guar. Notes 10.75% due 10/14/2030		400,000	400,040
Republic of Honduras Senior Notes 7.50% due 03/15/2024		750,000	808,125
Republic of Hungary Senior Notes 4.00% due 03/25/2019		500,000	519,375
Republic of Hungary Senior Notes 5.75% due 11/22/2023		1,280,000	1,446,170
Republic of Indonesia Senior Notes 5.95% due 01/08/2046*		840,000	941,442
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		560,000	775,943
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		600,000	547,620
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		500,000	471,275
Republic of Lebanon Senior Notes 4.00% due 12/31/2017		226,600	223,496
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		1,250,000	1,242,250
Republic of Lebanon Senior Notes 6.65% due 02/26/2030		400,000	393,020
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		340,000	371,457
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		1,000,000	1,205,000
Republic of Mozambique Senior Notes 10.50% due 01/18/2023*		1,291,000	968,508
Republic of Panama Senior Notes 3.75% due 03/16/2025		1,200,000	1,221,000
Republic of Panama Senior Notes 6.70% due 01/26/2036		930,000	1,167,150
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		570,000	581,400
Republic of Peru Senior Notes 4.13% due 08/25/2027		377,000	397,264
Republic of Peru Senior Notes 6.55% due 03/14/2037		1,000,000	1,257,500
Republic of Poland Senior Notes 4.00% due 01/22/2024		1,190,000	1,271,979
Republic of Poland Senior Notes 5.00% due 03/23/2022		1,700,000	1,901,960
Republic of Serbia Senior Notes 7.25% due 09/28/2021		1,400,000	1,594,250
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		700,000	686,420
Republic of South Africa Senior Notes 5.50% due 03/09/2020		700,000	737,625

Republic of South Africa Senior Notes 5.88% due 09/16/2025		700,000	744,356
Republic of South Africa Senior Notes 6.88% due 05/27/2019		700,000	769,125
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		1,500,000	1,436,637
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		800,000	766,206
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,325,000	1,447,822
Republic of the Philippines Senior Notes 4.20% due 01/21/2024		1,100,000	1,248,949
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		260,000	399,998
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		740,000	1,253,870
Republic of Turkey Senior Notes 3.25% due 03/23/2023		1,730,000	1,616,010
Republic of Turkey Senior Notes 4.88% due 04/16/2043		580,000	523,764
Republic of Turkey Senior Notes 11.88% due 01/15/2030		450,000	758,439
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025		55,000	19,869
Republic of Venezuela Senior Notes 9.00% due 05/07/2023		550,000	208,313
Republic of Venezuela Senior Notes 9.38% due 01/13/2034		420,000	158,130
Republic of Venezuela Senior Bonds 11.75% due 10/21/2026		820,000	343,375
Republic of Venezuela Senior Bonds 11.95% due 08/05/2031		655,000	272,644
Russian Federation Senior Notes 4.88% due 09/16/2023		1,000,000	1,060,000
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	432,441
Russian Federation Senior Bonds 12.75% due 06/24/2028		500,000	858,810
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	150,000	296,929
United Mexican States Senior Notes 3.60% due 01/30/2025		1,767,000	1,782,461
United Mexican States Senior Notes 4.13% due 01/21/2026		600,000	625,500
United Mexican States Senior Bonds 4.75% due 03/08/2044		1,590,000	1,578,075
United Mexican States Senior Notes 6.05% due 01/11/2040		900,000	1,057,500

			61,134,239

Total Foreign Government Obligations
(cost $63,755,602)			63,177,669

U.S. GOVERNMENT AGENCIES - 18.4%
Federal Home Loan Mtg. Corp. - 5.0%

2.12% due 02/01/2037 FRS		46,590	48,450
2.50% due 01/01/2028		304,608	312,855
2.50% due 04/01/2028		691,640	710,380
2.88% due 11/01/2037 FRS		293,389	310,438
3.00% due 04/01/2043		597,016	614,661
3.00% due 08/01/2043		804,673	825,075
3.00% due 07/01/2045		4,769,950	4,887,142
3.00% due 10/01/2045		567,242	581,178
3.00% due 12/01/2045		293,688	300,903
3.50% due 02/01/2042		552,513	578,598
3.50% due 03/01/2042		406,010	425,597
3.50% due 04/01/2042		735,144	771,740
3.50% due 08/01/2042		708,251	746,127
3.50% due 09/01/2043		82,293	86,754
3.50% due 03/01/2045		894,409	935,973
3.50% due 07/01/2045		297,894	311,872
3.50% due 08/01/2045		360,171	378,290
3.50% due 10/01/2045		188,898	197,644
3.50% due 11/01/2045		264,971	277,239
3.50% due 01/01/2046		4,413,377	4,617,709
3.50% due 03/01/2046		6,509,355	6,810,727
4.00% due 09/01/2040		1,612,602	1,724,079
4.00% due 10/01/2043		42,619	45,517
4.00% due 07/01/2044		360,974	384,918
4.00% due 10/01/2045		631,419	674,018
4.00% due 11/01/2045		4,947,156	5,280,919
4.50% due 02/01/2020		16,587	17,304
4.50% due 08/01/2020		7,270	7,450
4.50% due 03/01/2023		45,527	46,665
4.50% due 01/01/2039		20,115	21,883
4.50% due 12/01/2039		30,646	33,633
4.50% due 04/01/2044		568,748	619,104
4.50% due 09/01/2044		2,140,152	2,328,749
5.00% due 05/01/2034		113,815	127,518
5.00% due 11/01/2043		80,368	89,253
5.50% due 06/01/2022		37,646	40,805
5.50% due 07/01/2035		29,668	33,496
6.00% due 03/01/2040		91,682	104,574
6.50% due 02/01/2036		15,277	18,376

Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.37% due 09/15/2039(2)(11)(12)	311,356	46,747
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-HQ1, Class M1
2.10% due 08/25/2024 FRS(2)	48,985	49,120
Series 2014-DN1, Class M2
2.65% due 02/25/2024 FRS(2)	167,000	168,997
Series 2014-HQ2, Class M2
2.65% due 09/25/2024 FRS(2)	300,000	300,369
Series 2015-HQ1, Class M2
2.65% due 03/25/2025 FRS(2)	500,000	504,839
Series 2014-HQ3, Class M2
3.10% due 10/25/2024 FRS(2)	1,152,000	1,167,913

		38,565,598

Federal National Mtg. Assoc. - 10.7%

2.37% due 09/01/2035 FRS	235,652	245,829
2.44% due 05/01/2037 FRS	74,818	78,283
2.48% due 10/01/2035 FRS	249,696	264,039
2.50% due 02/01/2031	569,634	584,731
2.50% due 05/01/2031	2,649,000	2,719,208
2.50% due June 15 TBA	3,308,000	3,392,251
2.58% due 11/01/2036 FRS	127,112	134,477
2.58% due 10/01/2040 FRS	78,213	82,791
2.64% due 07/01/2039 FRS	201,349	211,133
2.67% due 05/01/2040 FRS	275,287	289,912
2.67% due 10/01/2040 FRS	142,755	150,451
2.76% due 08/01/2035 FRS	165,923	175,479
3.00% due 10/01/2027	368,855	385,174
3.00% due 12/01/2027	332,957	347,760
3.00% due 10/01/2030	574,403	598,955
3.00% due 03/01/2042	593,983	609,522
3.00% due 12/01/2042	220,757	227,062
3.00% due 05/01/2043	469,447	481,820
3.00% due 02/01/2045	321,471	329,505
3.00% due 06/01/2045	379,797	390,525
3.00% due June 15 TBA	5,236,000	5,457,712
3.00% due June 30 TBA	9,202,000	9,424,146
3.50% due 09/01/2026	346,520	366,384
3.50% due 08/01/2027	146,979	155,268
3.50% due 10/01/2028	340,887	362,282
3.50% due 06/01/2042	303,622	318,336
3.50% due 07/01/2042	133,027	137,203
3.50% due 08/01/2042	1,037,695	1,080,374
3.50% due 09/01/2042	751,359	787,774
3.50% due 07/01/2045	259,959	272,455
3.50% due 08/01/2045	506,939	532,283
3.50% due 10/01/2045	576,805	607,783
3.50% due 11/01/2045	610,260	639,845
3.50% due 12/01/2045	2,920,102	3,057,457
3.50% due 02/01/2046	1,927,867	2,018,550
3.50% due June 15 TBA	3,039,000	3,207,985
3.50% due June 30 TBA	6,791,000	7,107,687
4.00% due 11/01/2025	195,894	208,395
4.00% due 06/01/2039	422,152	459,816
4.00% due 09/01/2040	391,172	418,852
4.00% due 12/01/2040	50,997	54,611
4.00% due 11/01/2041	460,435	493,126
4.00% due 01/01/2042	364,160	389,925
4.00% due 10/01/2043	21,317	22,830
4.00% due 12/01/2043	391,351	424,522
4.00% due 10/01/2044	713,724	762,635
4.00% due 11/01/2044	4,536,919	4,842,783
4.00% due 02/01/2045	266,818	285,402
4.00% due June 30 TBA	8,383,000	8,951,141
4.50% due 06/01/2019	14,666	15,071
4.50% due 06/01/2039	2,885,486	3,173,575
4.50% due 11/01/2040	97,427	106,136
4.50% due 05/01/2041	123,743	134,817
4.50% due 07/01/2041	78,064	85,004
4.50% due 03/01/2042	448,570	490,106
4.50% due 08/01/2044	702,332	766,828
4.50% due 10/01/2044	1,329,378	1,451,628
4.50% due 12/01/2044	22,392	24,357
4.50% due June 30 TBA	7,920,000	8,624,543
5.00% due 01/01/2023	69,996	74,887
5.00% due 04/01/2023	45,607	48,642
5.00% due 03/01/2037	12,691	14,064
5.00% due 05/01/2040	437,170	487,543
5.00% due 06/01/2040	112,466	125,007
5.00% due 07/01/2040	166,157	184,729
5.00% due June 30 TBA	950,000	1,053,776
5.50% due 08/01/2037	392,964	442,117
5.50% due 06/01/2038	55,445	62,781
6.00% due 02/01/2032	3,577	4,076
6.00% due 10/01/2034	141	160
6.00% due 09/01/2038	104,724	119,610
6.00% due 11/01/2038	32,097	36,668
6.00% due 06/01/2040	26,394	30,099
6.50% due 11/01/2037	60,765	69,586
Federal National Mtg. Assoc. REMIC FRS Series 2014-C01, Class M1 2.05% due 01/25/2024(2)	476,054	476,200

		82,648,479

Government National Mtg. Assoc. - 2.6%

3.00% due 02/20/2045	346,459	359,067
3.00% due 05/20/2045	253,976	263,218
3.00% due 07/20/2045	74,865	77,589
3.00% due 04/20/2046	4,489,379	4,652,752
3.00% due 06/21/2046	281,000	290,824
3.50% due 03/20/2045	267,632	282,746
3.50% due 04/20/2045	395,989	418,361
3.50% due 07/20/2045	257,284	271,914
3.50% due 10/20/2045	7,048,630	7,450,519
4.00% due 03/20/2044	126,910	135,463
4.00% due 10/20/2045	1,149,708	1,226,941
4.50% due 05/20/2046	4,500,000	4,841,480

		20,270,874

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	370,000	376,008

Total U.S. Government Agencies
(cost $141,588,732)		141,860,959

U.S. GOVERNMENT TREASURIES - 7.2%
United States Treasury Bonds - 1.9%

2.50% due 02/15/2046	8,000,000	7,777,184
2.88% due 08/15/2045	22,000	23,102
3.00% due 11/15/2044	113,000	121,709
3.00% due 05/15/2045	221,000	237,920
3.00% due 11/15/2045	2,271,000	2,444,518
3.13% due 11/15/2041	557,000	618,705
3.38% due 05/15/2044	47,000	54,375
4.50% due 02/15/2036	2,352,000	3,217,922
5.25% due 11/15/2028	67,000	91,094

		14,586,529

United States Treasury Notes - 5.3%

0.13% due 04/15/2018 TIPS(13)	1,457,478	1,476,172
0.50% due 04/30/2017	3,500,000	3,493,196
0.50% due 07/31/2017	14,500,000	14,452,991
0.75% due 01/15/2017	897,600	898,406
0.75% due 01/31/2018	593,000	592,050
1.13% due 02/28/2021	1,364,000	1,349,773
1.25% due 11/30/2018	2,936,000	2,957,104
1.38% due 07/31/2018	57,000	57,570
1.38% due 04/30/2020	886,000	890,880
1.38% due 01/31/2021	290,000	290,249
1.38% due 04/30/2021#	528,000	528,165
1.50% due 01/31/2022	191,000	190,978
1.63% due 08/15/2022	191,000	191,686
1.63% due 02/15/2026	2,475,000	2,425,983
1.75% due 12/31/2020	705,000	717,696
2.00% due 07/31/2022	264,000	270,682
2.00% due 02/15/2025	553,000	562,159
2.00% due 08/15/2025	3,000,000	3,044,298
2.13% due 12/31/2021	326,000	337,155
2.25% due 11/15/2025	5,700,000	5,906,180
2.75% due 02/15/2024	164,000	176,531
3.63% due 08/15/2019	52,000	56,219

		40,866,123

Total U.S. Government Treasuries
(cost $54,982,111)		55,452,652

LOANS(4)(5)(6) - 0.4%
Aerospace/Defense - 0.1%

Vencore Inc FRS 1st Lien 10.00% due 11/23/2019	892,132	888,044

E-Commerce/Services - 0.2%

Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	1,202,597	935,019

Electronic Components-Semiconductors - 0.1%

SunEdison Semiconductor, Ltd. FRS BTL-1st Lien 6.50% due 05/27/2019	928,376	902,846

Oil Companies-Exploration & Production - 0.0%

American Energy-Marcellus LLC FRS 2nd Lien 8.50% due 08/04/2021	298,693	47,293

Total Loans
(cost $3,263,926)		2,773,202

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2011	457,000	495,543
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	408,000	490,126
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	760,000	846,253

Total Municipal Bonds & Notes
(cost $1,620,408)		1,831,922

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(3)(14) (cost $3)	316	361,847

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%#	13,700	343,048

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%†#	5,100	22,746

Telecom Services - 0.1%

Qwest Corp. 6.13%#	26,575	665,970

Total Preferred Securities
(cost $1,085,577)		1,031,764

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.5%
Banks-Super Regional - 0.1%

Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(10)	747,000	654,559
Wells Fargo Capital X 5.95% due 12/01/2086	258,000	267,675

		922,234

Cellular Telecom - 0.1%

America Movil SAB de CV FRS Series A 5.13% due 09/06/2073	EUR	500,000	579,257

Diversified Banking Institutions - 0.7%

Citigroup, Inc. FRS 5.95% due 05/15/2025(10)		1,913,000	1,889,087
HSBC Holdings PLC VRS 6.88% due 06/01/2021(10)		275,000	277,062
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(10)		1,903,000	1,981,404
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025#(10)		245,000	241,019
Societe Generale SA VRS 7.88% due 12/18/2023#*(10)		1,111,000	1,071,595

			5,460,167

Electric-Integrated - 0.2%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054		432,000	423,360
Enel SpA FRS 6.50% due 01/10/2074	EUR	325,000	391,462
Engie SA FRS 3.88% due 07/10/2018(10)	EUR	500,000	575,797
Gas Natural Fenosa Finance BV FRS 4.13% due 11/18/2022(10)	EUR	200,000	218,356

			1,608,975

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(14)		101,000	10

Finance-Other Services - 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		639,000	620,473

Financial Guarantee Insurance - 0.2%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		1,835,000	1,284,500

Food-Dairy Products - 0.2%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,800,000	1,944,000

Insurance-Life/Health - 0.3%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		212,000	217,565
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,800,000	1,896,840

			2,114,405

Insurance-Multi-line - 0.3%

Allianz Finance II BV FRS 4.38% due 02/17/2017(10)	EUR	525,000	596,059
AXA SA FRS 5.45% due 03/04/2026(10)	GBP	380,000	551,936
MetLife Capital Trust IV 7.88% due 12/15/2067*		337,000	399,514
MetLife, Inc. 6.40% due 12/15/2066		707,000	759,148

			2,306,657

Insurance-Reinsurance - 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG VRS 7.63% due 06/21/2028	GBP	850,000	1,349,612

Pipelines - 0.0%

Transcanada Trust FRS 5.63% due 05/20/2075		269,000	241,261

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#		851,000	893,125

Total Preferred Securities/Capital Securities
(cost $19,209,733)			19,324,676

Total Long-Term Investment Securities
(cost $756,385,234)			751,029,467

SHORT-TERM INVESTMENT SECURITIES - 13.6%
Registered Investment Companies - 3.9%
State Street Navigator Securities Lending Prime Portfolio 0.53%(15)(17)		30,343,451	30,343,451

Time Deposits - 9.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2016		74,517,000	74,517,000

Total Short-Term Investment Securities
(cost $104,860,451)			104,860,451

TOTAL INVESTMENTS
(cost $861,245,685)(9)		111.2%	855,889,918
Liabilities in excess of other assets		(11.2)	(86,138,841)

NET ASSETS		100.0%	$769,751,077

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2016, the aggregate value of these securities was $166,756,098 representing 21.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(4)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(5)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(7)	Company has filed for bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)	See Note 5 for cost of investments on a tax basis.
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Interest Only
(12)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2016.
(13)	Principal amount of security is adjusted for inflation.
(14)	Illiquid security. At May 31, 2016, the aggregate value of these securities was $1,032,462 representing 0.1% of net assets.
(15)	At May 31, 2016, the Fund had loaned securities with a total value of $29,747,704. This was secured by collateral of $30,343,451, which was received in cash and subsequently invested in short-term investments currently valued at $30,343,451 as reported in the Portfolio of Investments.
(16)	Denominated in United States Dollars unless otherwise indicated.
(17)	The rate shown is the 7-day yield as of May 31, 2016.
(18)	Subsequent to June 30, 2016, Company has filed for bankruptcy protection.
BTL	- Bank Term Loan
REMIC	- Real Estate Mortgage Investment Conduit
TBA	- Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	- Treasury Inflation Protected Security
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2016 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL	- Brazilian Real
COP	- Columbian Peso
EUR	- Euro Dollar
GBP	- British Pound

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

JPMorgan Chase Bank N.A	EUR	33,775,000	USD	38,692,462	06/03/2016	$1,111,541	$—
	EUR	21,650,000	USD	24,441,118	06/24/2016	333,934	—
	GBP	9,823,026	USD	14,384,642	06/03/2016	157,410	—
	USD	65,693	GBP	45,000	06/03/2016	—	(517)

Net Unrealized Appreciation/(Depreciation)						$1,602,885	$(517)

EUR - Euro Dollar

GBP - British Pound

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$8,832,109	$—	$8,832,109
U.S. Corporate Bonds & Notes:
Airlines	—	2,387,463	57,434	2,444,897
Electric-Generation	—	—	153,571	153,571
Gambling (Non-Hotel)	—	1,520,370	3,084	1,523,454
Rubber/Plastic Products	—	1,469,394	0	1,469,394
Other Industries	—	321,741,346	—	321,741,346
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	129,050,005	—	129,050,005
Foreign Government Obligations	—	63,177,669	—	63,177,669
U.S. Government Agencies	—	141,860,959	—	141,860,959
U.S. Government Treasuries	—	55,452,652	—	55,452,652
Loans	—	2,773,202	—	2,773,202
Municipal Bonds & Notes	—	1,831,922	—	1,831,922
Common Stocks	—	—	361,847	361,847
Preferred Securities	1,031,764	—	—	1,031,764
Preferred Securities/Capital Securities	—	19,324,676	—	19,324,676
Short-Term Investment Securities:
Registered Investment Companies	30,343,451	—	—	30,343,451
Time Deposits	—	74,517,000	—	74,517,000

Total Investments at Value	$31,375,215	$823,938,767	$575,936	$855,889,918

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,602,885	$—	$1,602,885

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$517	$—	$517

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2016 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of May 31, 2016 is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the–counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of lnvestments. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, High Yield Bond Fund used credit default swaps to manage credit risk.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed- rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following the Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Risks of Entering into Swap Agreements: Risks to the Funds of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of May 31, 2016, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2016, please refer to a schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
	Futures Contracts(1)(3)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
Fund
High Yield Bond	$—	$236,525	$13,393	$249,918
Small Cap Value	27,060	—	—	27,060
Socially Responsible	—	—	—	—
Strategic Bond	—	—	1,602,885	1,602,885

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
	Futures Contracts(1)(3)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
Fund
High Yield Bond	$—	$—	$—	$—
Small Cap Value	—	—	—	—
Socially Responsible	31,380	—	—	31,380
Strategic Bond	—	—	517	517

(1)	Represents variation margin on futures contracts
(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Small Cap Value	$638,721
Socially Responsible	1,121,859

Note 3. Repurchase Agreements

As of May 31, 2016, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	1.43%	$2,477,000
Socially Responsible	1.50	2,602,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated May 31, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $173,815,000, a repurchase price of $173,815,048 and maturity date of June 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	7.88%	02/15/2021	$25,000,000	$32,944,400
U.S. Treasury Notes	2.25	07/31/2021	63,130,000	66,038,588
U.S. Treasury Notes	2.38	12/31/2020	74,355,000	78,310,612

Note 4. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2016
VALIC Co. I Blue Chip Growth Fund	$—	$2,348,468	$25,770,615	$2,348,468	$9,090,065	$3,232,082	$(4,845,589)	$17,415,511
VALIC Co. I Capital Conservation Fund	159,212	17,245	12,084,780	176,457	3,891,857	(27,931)	119,657	8,461,106
VALIC Co. I Dividend Value Fund	317,058	1,431,822	6,809,583	7,527,996	—	—	(884,762)	13,452,817
VALIC Co. I Emerging Economies Fund	—	—	8,512,756	—	8,369,040	(2,389,142)	2,245,426	—
VALIC Co. I Foreign Value Fund	547,032	—	25,055,812	1,209,222	—	—	(1,158,257)	25,106,777
VALIC Co. I Global Real Estate Fund	1,318,038	1,880,869	37,088,386	9,241,109	2,185,342	551,848	(261,367)	44,434,634
VALIC Co. I Government Securities Fund	228,815	—	11,720,409	326,257	2,500,763	(94,965)	139,860	9,590,798
VALIC Co. I Inflation Protected Fund	36,935	5,614	6,147,229	42,550	3,016,911	(158,849)	162,876	3,176,895
VALIC Co. I International Equities Index Fund	1,530,426	—	53,598,627	12,031,379	7,009,278	233,458	(2,627,957)	56,226,229
VALIC Co. I International Growth Fund	357,270	1,968,436	26,111,544	3,115,286	—	—	(2,461,826)	26,765,004
VALIC Co. I Mid Cap Index Fund	300,026	2,289,324	20,824,165	5,289,842	—	—	(878,760)	25,235,247
VALIC Co. I Mid Cap Strategic Growth Fund	—	850,500	6,281,073	850,500	—	—	(626,394)	6,505,179
VALIC Co. I Nasdaq-100 Index Fund	91,531	562,569	15,744,312	654,099	2,978,244	1,290,368	(954,067)	13,756,468
VALIC Co. I Science & Technology Fund	—	1,533,105	12,927,808	1,533,105	5,144,695	2,511,852	(2,992,658)	8,835,412
VALIC Co. I Small Cap Index Fund	349,121	2,000,880	25,240,442	4,099,784	—	—	(1,839,745)	27,500,481
VALIC Co. I Small Cap Special Values Fund	171,914	1,148,373	7,706,450	4,219,926	—	—	(806,299)	11,120,077
VALIC Co. I Stock Index Fund	459,306	1,343,293	18,884,635	9,878,888	9,134,365	(435,183)	52,925	19,246,900
VALIC Co. I Value Fund	47,310	—	1,751,711	1,354,438	—	—	172,846	3,278,995
VALIC Co. II Capital Appreciation Fund	60,449	1,511,764	15,534,457	1,572,212	—	—	(689,062)	16,417,607
VALIC Co. II Core Bond Fund	636,911	88,296	44,100,331	2,385,707	14,873,790	154,178	153,597	31,920,023
VALIC Co. II High Yield Bond Fund	1,480,624	—	21,033,471	12,234,860	—	—	(667,950)	32,600,381
VALIC Co. II International Opportunities Fund	183,098	—	9,944,537	7,242,783	—	—	540,619	17,727,939
VALIC Co. II Large Cap Value Fund	111,007	—	6,269,332	2,825,210	—	—	410,576	9,505,118
VALIC Co. II Mid Cap Growth Fund	—	542,557	7,781,765	542,557	—	—	(584,133)	7,740,189
VALIC Co. II Mid Cap Value Fund	85,635	4,404,889	27,948,619	6,727,931	—	—	(2,873,540)	31,803,010
VALIC Co. II Small Cap Growth Fund	—	1,047,429	10,659,610	1,047,429	—	—	(1,699,407)	10,007,632
VALIC Co. II Small Cap Value Fund	225,640	2,268,936	15,174,736	6,262,692	—	—	(1,635,776)	19,801,651
VALIC Co. II Strategic Bond Fund	902,759	70,730	28,204,318	6,077,779	11,140,075	(525,019)	83,103	22,700,106

	$9,600,117	$27,315,100	$508,911,513	$110,818,466	$79,334,425	$4,342,697	$(24,406,065)	$520,332,186

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2016
VALIC Co. I Blue Chip Growth Fund	$—	$287,829	$8,241,659	$287,829	$6,165,995	$1,078,310	$(1,106,830)	$2,334,973
VALIC Co. I Capital Conservation Fund	277,367	30,043	15,268,887	307,410	978,519	(26,507)	169,028	14,740,299
VALIC Co. I Dividend Value Fund	—	—	—	809,202	—	—	12,099	821,301
VALIC Co. I Emerging Economies Fund	—	—	2,766,752	—	2,850,099	(571,967)	655,314	—
VALIC Co. I Foreign Value Fund	256,896	—	11,864,958	472,824	—	—	(547,205)	11,790,577
VALIC Co. I Global Real Estate Fund	519,208	740,920	10,957,965	8,151,668	1,150,445	(56,345)	(46,936)	17,855,907
VALIC Co. I Government Securities Fund	294,842	—	7,341,182	6,561,416	1,469,881	(63,235)	(11,156)	12,358,326
VALIC Co. I Inflation Protected Fund	99,209	15,082	10,045,842	1,315,120	1,672,724	17,722	28,239	9,734,199
VALIC Co. I International Equities Index Fund	788,902	—	28,778,237	4,068,646	4,983,671	(603,473)	(682,721)	26,577,018
VALIC Co. I International Government Bond Fund	118	17	1,355,226	135	1,354,390	(90,198)	93,971	4,744
VALIC Co. I International Growth Fund	201,414	1,109,724	13,246,930	3,270,813	—	—	(1,428,728)	15,089,015
VALIC Co. I Mid Cap Index Fund	996	7,599	3,173,232	815,984	3,934,642	(145,154)	98,494	7,914
VALIC Co. I Mid Cap Strategic Growth Fund	—	128,971	1,903,817	128,971	963,909	(128,784)	46,358	986,453
VALIC Co. I Nasdaq-100 Index Fund	5,283	32,471	3,394,272	37,754	2,816,694	1,006,411	(827,728)	794,015
VALIC Co. I Science & Technology Fund	—	224,786	3,154,469	224,786	2,105,207	316,660	(295,249)	1,295,459
VALIC Co. I Small Cap Index Fund	64,544	369,916	6,329,604	2,117,417	3,249,170	(108,608)	(5,047)	5,084,196
VALIC Co. I Small Cap Special Values Fund	52,957	353,746	1,948,066	2,135,315	—	—	(192,564)	3,890,817
VALIC Co. I Stock Index Fund	—	—	2,632,147	2,331,197	5,107,375	36,786	107,245	—
VALIC Co. I Value Fund	7,380	—	156,467	625,655	—	—	39,714	821,836
VALIC Co. II Capital Appreciation Fund	12,790	319,867	3,286,866	332,658	—	—	(145,797)	3,473,727
VALIC Co. II Core Bond Fund	1,318,194	182,743	70,209,752	13,346,694	17,826,212	184,436	375,259	66,289,929
VALIC Co. II High Yield Bond Fund	1,833,105	—	34,147,106	7,271,673	41,991	(1,432)	(1,014,038)	40,361,318
VALIC Co. II International Opportunities Fund	77,214	—	3,646,319	3,636,938	—	—	192,777	7,476,034
VALIC Co. II Large Cap Value Fund	38,352	—	1,586,068	1,537,388	—	—	160,497	3,283,953
VALIC Co. II Mid Cap Growth Fund	—	67,234	1,965,116	67,234	1,004,201	(23,141)	(45,837)	959,171
VALIC Co. II Mid Cap Value Fund	20,097	1,033,738	6,426,175	1,671,628	—	—	(634,281)	7,463,522
VALIC Co. II Small Cap Growth Fund	—	76,533	1,685,011	76,533	913,835	(98,083)	(18,395)	731,231
VALIC Co. II Small Cap Value Fund	75,413	758,315	2,399,050	4,762,049	—	—	(543,066)	6,618,033
VALIC Co. II Strategic Bond Fund	2,434,978	190,778	67,869,332	7,747,935	13,462,922	45,194	(971,372)	61,228,167

	$8,379,259	$5,930,313	$325,780,507	$74,112,872	$72,051,882	$768,592	$(6,537,955)	$322,072,134

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2016
VALIC Co. I Blue Chip Growth Fund	$—	$2,893,598	$31,670,997	$2,893,598	$13,764,043	$4,360,816	$(6,411,745)	$18,749,623
VALIC Co. I Capital Conservation Fund	515,224	55,807	33,759,892	571,031	7,241,949	(139,697)	431,602	27,380,879
VALIC Co. I Dividend Value Fund	303,530	1,370,730	7,622,383	6,994,412	—	—	(667,470)	13,949,325
VALIC Co. I Emerging Economies Fund	—	—	8,597,667	—	8,632,321	(2,176,310)	2,210,964	—
VALIC Co. I Foreign Value Fund	647,475	—	29,554,223	1,532,014	1,419,030	(363,512)	(1,051,001)	28,252,694
VALIC Co. I Global Real Estate Fund	1,974,912	2,818,243	48,841,329	19,404,778	4,478,133	136,996	(51,303)	63,853,667
VALIC Co. I Government Securities Fund	365,366	—	18,117,881	4,476,665	7,273,801	(378,559)	372,124	15,314,310
VALIC Co. I Inflation Protected Fund	57,936	8,808	14,060,219	3,306,669	9,129,280	(551,921)	537,533	8,223,220
VALIC Co. I International Equities Index Fund	2,144,737	—	71,151,189	15,228,305	10,528,140	(585,452)	(2,265,764)	73,000,138
VALIC Co. I International Government Bond Fund	154	22	1,673,500	176	1,672,183	(111,461)	116,130	6,162
VALIC Co. I International Growth Fund	517,373	2,850,552	35,027,294	7,265,689	—	—	(3,533,759)	38,759,224
VALIC Co. I Mid Cap Index Fund	372,927	2,845,590	25,237,619	8,162,953	1,246,105	140,998	(928,487)	31,366,978
VALIC Co. I Mid Cap Strategic Growth Fund	—	1,058,935	7,820,393	1,058,935	2,450,906	(546,692)	(317,866)	5,563,864
VALIC Co. I Nasdaq-100 Index Fund	79,518	488,732	18,139,486	568,250	11,089,901	4,747,576	(4,081,002)	8,284,409
VALIC Co. I Science & Technology Fund	—	1,684,404	11,825,025	1,684,404	4,305,823	1,333,100	(2,146,742)	8,389,964
VALIC Co. I Small Cap Index Fund	503,125	2,883,503	36,791,126	9,214,771	4,222,809	(83,000)	(2,068,656)	39,631,432
VALIC Co. I Small Cap Special Values Fund	192,000	1,282,545	8,831,029	5,085,447	—	—	(759,062)	13,157,414
VALIC Co. I Stock Index Fund	344,236	1,006,756	15,737,605	12,751,870	13,584,097	(504,722)	175,812	14,576,468
VALIC Co. I Value Fund	37,938	—	1,556,381	1,603,614	—	—	163,947	3,323,942
VALIC Co. II Capital Appreciation Fund	70,592	1,765,434	18,141,101	1,836,025	—	—	(804,685)	19,172,441
VALIC Co. II Core Bond Fund	2,128,411	295,065	140,436,913	18,377,428	53,520,319	255,102	715,001	106,264,125
VALIC Co. II High Yield Bond Fund	3,377,520	—	38,103,971	37,930,473	—	—	(1,668,184)	74,366,260
VALIC Co. II International Opportunities Fund	194,949	—	9,642,877	8,632,413	—	—	600,095	18,875,385
VALIC Co. II Large Cap Value Fund	135,912	—	7,347,510	3,747,024	—	—	543,090	11,637,624
VALIC Co. II Mid Cap Growth Fund	—	459,214	9,386,882	459,214	2,638,354	209,797	(866,316)	6,551,223
VALIC Co. II Mid Cap Value Fund	122,420	6,297,021	37,578,792	11,693,745	—	—	(3,808,459)	45,464,078
VALIC Co. II Small Cap Growth Fund	—	831,875	8,465,933	831,876	—	—	(1,349,682)	7,948,127
VALIC Co. II Small Cap Value Fund	267,686	2,691,734	13,910,709	11,291,468	—	—	(1,710,655)	23,491,522
VALIC Co. II Strategic Bond Fund	3,795,140	297,345	89,461,946	31,203,157	23,582,390	409,966	(2,062,887)	95,429,792

	$18,149,082	$33,885,914	$798,491,872	$227,806,404	$180,779,584	$6,153,025	$(30,687,427)	$820,984,290

†	Includes reinvest of distributions paid.

Note 5. Federal Income Taxes

As of May 31, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$532,500,405	$17,490,719	$(29,658,938)	$(12,168,219)
Capital Appreciation	70,290,957	15,887,905	(1,198,336)	14,689,569
Conservative Growth Lifestyle	338,019,788	2,702,888	(18,650,542)	(15,947,654)
Core Bond	1,235,226,136	23,299,494	(7,647,201)	15,652,293
High Yield Bond	565,038,746	10,900,799	(23,424,712)	(12,523,913)
International Opportunities	548,372,001	120,500,108	(25,395,723)	95,104,385
Large Cap Value	188,655,775	20,098,113	(5,786,230)	14,311,883
Mid Cap Growth	121,661,304	15,383,855	(2,941,349)	12,442,506
Mid Cap Value	874,397,707	127,026,779	(42,970,301)	84,056,478
Moderate Growth Lifestyle	844,511,003	18,313,153	(41,839,866)	(23,526,713)
Money Market	168,473,748	—	—	—
Small Cap Growth	104,937,519	13,549,875	(10,551,538)	2,998,337
Small Cap Value	490,948,016	79,985,966	(44,988,407)	34,997,559
Socially Responsible	593,836,838	188,772,292	(29,626,749)	159,145,543
Strategic Bond	861,632,812	12,507,863	(18,250,757)	(5,742,894)

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 29, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 29, 2016